UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 13 of its series:

Date of fiscal year end: May 31

Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Disciplined Large Cap Portfolio, Wells Fargo Diversified Large Cap Growth Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Index Portfolio, Wells Fargo International Growth Portfolio, Wells Fargo International Value Portfolio, Wells Fargo Large Company Value Portfolio, Wells Fargo Small Company Growth Portfolio, and Wells Fargo Small Company Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Real Return Portfolio, and Wells Fargo Managed Fixed Income Portfolio.

Date of reporting period: February 28, 2019

ITEM 1.	INVESTMENTS

Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 96.95%

Communication Services : 4.80%

Diversified Telecommunication Services : 2.52%
Verizon Communications Incorporated	171,000	$9,733,320

Media : 2.28%
Omnicom Group Incorporated	116,000	8,781,200

Consumer Discretionary : 8.46%

Hotels, Restaurants & Leisure : 2.02%
Carnival Corporation	134,600	7,774,496

Household Durables : 1.99%
Whirlpool Corporation	54,200	7,669,842

Textiles, Apparel & Luxury Goods : 4.45%
Gildan Activewear Incorporated	300,600	10,722,402
HanesBrands Incorporated	347,600	6,461,884

		17,184,286

Consumer Staples : 4.49%

Beverages : 1.24%
Diageo plc ADR	30,800	4,767,224

Food Products : 0.98%
The Kraft Heinz Company	113,600	3,770,384

Tobacco : 2.27%
Philip Morris International Incorporated	100,900	8,772,246

Energy : 5.43%

Energy Equipment & Services : 1.47%
Schlumberger Limited	128,500	5,661,710

Oil, Gas & Consumable Fuels : 3.96%
Exxon Mobil Corporation	127,900	10,107,937
World Fuel Services Corporation	187,600	5,194,644

		15,302,581

Financials : 28.32%

Banks : 5.02%
JPMorgan Chase & Company	95,600	9,976,816
PNC Financial Services Group Incorporated	74,500	9,388,490

		19,365,306

Capital Markets : 8.36%
Brookfield Asset Management Incorporated Class A	226,500	10,231,005
Intercontinental Exchange Incorporated	128,900	9,944,635
State Street Corporation	168,200	12,088,534

		32,264,174

Consumer Finance : 3.07%
Synchrony Financial	363,700	11,860,257

Diversified Financial Services : 1.42%
Berkshire Hathaway Incorporated Class B †	27,100	5,455,230

1

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo C&B Large Cap Value Portfolio

Security name	Shares	Value
Insurance : 10.45%
Arch Capital Group Limited †	272,600	$8,905,842
Chubb Limited	79,700	10,671,830
Fidelity National Financial Incorporated	345,900	12,137,631
RenaissanceRe Holdings Limited	26,100	3,838,005
The Progressive Corporation	65,600	4,782,240

		40,335,548

Health Care : 11.02%

Health Care Equipment & Supplies : 2.79%
Abbott Laboratories	53,700	4,168,194
Becton Dickinson & Company	26,500	6,592,935

		10,761,129

Health Care Providers & Services : 3.74%
Cardinal Health Incorporated	68,200	3,705,988
Laboratory Corporation of America Holdings †	45,300	6,715,272
UnitedHealth Group Incorporated	16,600	4,020,852

		14,442,112

Pharmaceuticals : 4.49%
Allergan plc	64,100	8,827,211
Johnson & Johnson	62,200	8,499,008

		17,326,219

Industrials : 16.40%

Air Freight & Logistics : 2.33%
United Parcel Service Incorporated Class B	81,800	9,014,360

Building Products : 2.41%
Johnson Controls International plc	263,500	9,293,645

Electrical Equipment : 4.14%
AMETEK Incorporated	80,900	6,438,022
Eaton Corporation plc	119,700	9,548,469

		15,986,491

Machinery : 4.98%
Colfax Corporation †	421,900	11,163,474
Snap-on Incorporated	50,300	8,048,000

		19,211,474

Trading Companies & Distributors : 2.54%
AerCap Holdings NV †	216,800	9,786,352

Information Technology : 9.82%

Electronic Equipment, Instruments & Components : 5.03%
Arrow Electronics Incorporated †	159,700	12,728,090
TE Connectivity Limited	81,200	6,665,708

		19,393,798

IT Services : 3.16%
Alliance Data Systems Corporation	27,500	4,757,500
Amdocs Limited	134,100	7,451,937

		12,209,437

2

Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name			Shares	Value
Semiconductors & Semiconductor Equipment : 1.63%
Applied Materials Incorporated			163,900	$6,283,926

Materials : 6.26%

Chemicals : 1.85%
Axalta Coating Systems Limited †			266,400	7,120,872

Containers & Packaging : 2.59%
Crown Holdings Incorporated †			184,000	9,989,360

Metals & Mining : 1.82%
Reliance Steel & Aluminum Company			78,800	7,032,900

Real Estate : 1.95%

Real Estate Management & Development : 1.95%
CBRE Group Incorporated Class A †			151,500	7,538,640

Total Common Stocks (Cost $298,499,624)				374,088,519

		Yield
Short-Term Investments : 3.31%

Investment Companies : 3.31%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.34%	12,795,423	12,795,423

Total Short-Term Investments (Cost $12,795,423)				12,795,423

Total investments in securities (Cost $311,295,047)	100.26%			386,883,942
Other assets and liabilities, net	(0.26)			(1,012,117)

Total net assets	100.00%			$385,871,825

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

3

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	10,765,440	41,129,061	51,894,501	0	$0
Wells Fargo Government Money Market Fund Select Class	11,494,258	129,906,241	128,605,076	12,795,423	12,795,423

					$12,795,423	3.31%

*	No longer held at end of period

Wells Fargo C&B Large Cap Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$18,514,520	$0	$0	$18,514,520
Consumer discretionary	32,628,624	0	0	32,628,624
Consumer staples	17,309,854	0	0	17,309,854
Energy	20,964,291	0	0	20,964,291
Financials	109,280,515	0	0	109,280,515
Health care	42,529,460	0	0	42,529,460
Industrials	63,292,322	0	0	63,292,322
Information technology	37,887,161	0	0	37,887,161
Materials	24,143,132	0	0	24,143,132
Real estate	7,538,640	0	0	7,538,640
Short-term investments
Investment companies	12,795,423	0	0	12,795,423

Total assets	$386,883,942	$0	$0	$386,883,942

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At February 28, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Disciplined Large Cap Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 99.11%

Communication Services : 10.06%

Diversified Telecommunication Services : 2.08%
AT&T Incorporated	120,389	$3,746,506
Verizon Communications Incorporated	59,062	3,361,809

		7,108,315

Entertainment : 1.64%
Netflix Incorporated †	1,490	533,569
Take-Two Interactive Software Incorporated †	3,775	329,407
The Walt Disney Company	27,649	3,119,913
Twenty-First Century Fox Incorporated Class A	24,539	1,237,502
Twenty-First Century Fox Incorporated Class B	7,997	401,130

		5,621,521

Interactive Media & Services : 4.39%
Alphabet Incorporated Class A †	4,461	5,025,540
Alphabet Incorporated Class C †	4,506	5,046,360
Facebook Incorporated Class A †	28,651	4,625,704
IAC Corporation †	1,515	322,771

		15,020,375

Media : 1.59%
AMC Networks Incorporated Class A †	8,263	542,962
Comcast Corporation Class A	92,535	3,578,328
Sirius XM Holdings Incorporated	221,732	1,314,871

		5,436,161

Wireless Telecommunication Services : 0.36%
Sprint Corporation †	126,943	806,088
Telephone & Data Systems Incorporated	13,161	421,810

		1,227,898

Consumer Discretionary : 9.63%

Auto Components : 0.30%
Gentex Corporation	49,608	1,009,027

Automobiles : 0.64%
Ford Motor Company	171,249	1,501,854
General Motors Company	8,633	340,831
Harley-Davidson Incorporated	9,365	347,629

		2,190,314

Diversified Consumer Services : 0.30%
Bright Horizons Family Solutions Incorporated †	4,301	533,324
H&R Block Incorporated	20,996	507,053

		1,040,377

Hotels, Restaurants & Leisure : 0.96%
Carnival Corporation	8,560	494,426
McDonald’s Corporation	4,053	745,104
Starbucks Corporation	24,152	1,696,920
Yum! Brands Incorporated	3,582	338,499

		3,274,949

1

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Disciplined Large Cap Portfolio

Security name	Shares	Value
Household Durables : 0.12%
NVR Incorporated †	161	$421,820

Internet & Direct Marketing Retail : 2.53%
Amazon.com Incorporated †	5,271	8,643,544

Multiline Retail : 0.52%
Kohl’s Corporation	5,600	378,168
Macy’s Incorporated	33,482	830,019
Target Corporation	8,025	582,936

		1,791,123

Specialty Retail : 3.75%
Best Buy Company Incorporated	21,484	1,478,959
Burlington Stores Incorporated †	2,213	375,635
Dick’s Sporting Goods Incorporated	31,343	1,224,258
Lowe’s Companies Incorporated	19,307	2,028,973
O’Reilly Automotive Incorporated †	925	344,063
Ross Stores Incorporated	10,311	977,792
The Gap Incorporated	13,050	331,470
The Home Depot Incorporated	21,249	3,934,040
The TJX Companies Incorporated	20,173	1,034,673
Tractor Supply Company	5,642	537,965
Urban Outfitters Incorporated †	17,592	542,713

		12,810,541

Textiles, Apparel & Luxury Goods : 0.51%
Capri Holdings Limited †	7,593	346,241
Nike Incorporated Class B	9,261	793,946
Ralph Lauren Corporation	4,822	603,570

		1,743,757

Consumer Staples : 5.98%

Beverages : 0.92%
Molson Coors Brewing Company Class B	19,353	1,193,306
PepsiCo Incorporated	7,521	869,728
The Coca-Cola Company	23,836	1,080,724

		3,143,758

Food & Staples Retailing : 2.54%
Costco Wholesale Corporation	7,482	1,636,613
Sysco Corporation	5,088	343,694
The Kroger Company	54,228	1,590,507
US Foods Holding Corporation †	11,196	394,547
Wal-Mart Stores Incorporated	31,851	3,152,930
Walgreens Boots Alliance Incorporated	22,139	1,576,075

		8,694,366

Food Products : 0.95%
Archer Daniels Midland Company	14,023	595,978
Ingredion Incorporated	5,069	468,629
Kellogg Company	14,304	804,743
Lamb Weston Holdings Incorporated	6,383	442,406
The Hershey Company	3,071	339,898
The Kraft Heinz Company	7,044	233,790
Tyson Foods Incorporated Class A	5,620	346,529

		3,231,973

Household Products : 0.81%
Church & Dwight Company Incorporated	2,626	172,791
Kimberly-Clark Corporation	2,034	237,632
The Procter & Gamble Company	24,011	2,366,284

		2,776,707

2

Wells Fargo Disciplined Large Cap Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Personal Products : 0.17%
NU Skin Enterprises Incorporated Class A	9,830	$590,881

Tobacco : 0.59%
Altria Group Incorporated	12,181	638,406
Philip Morris International Incorporated	15,942	1,385,997

		2,024,403

Energy : 5.57%

Energy Equipment & Services : 0.67%
Helmerich & Payne Incorporated	11,049	598,856
Schlumberger Limited	30,830	1,358,370
Transocean Limited †	40,593	331,645

		2,288,871

Oil, Gas & Consumable Fuels : 4.90%
Chesapeake Energy Corporation †	181,741	537,953
Chevron Corporation	36,361	4,348,048
ConocoPhillips	16,484	1,118,439
Exxon Mobil Corporation	71,592	5,657,916
Kinder Morgan Incorporated	97,607	1,870,150
Marathon Petroleum Corporation	21,783	1,350,764
Occidental Petroleum Corporation	5,315	351,587
ONEOK Incorporated	5,167	332,031
PBF Energy Incorporated Class A	27,418	851,877
Phillips 66 Company	3,584	345,354

		16,764,119

Financials : 12.75%

Banks : 4.24%
Bank of America Corporation	172,783	5,024,530
Citigroup Incorporated	52,433	3,354,663
Citizens Financial Group Incorporated	13,722	506,891
JPMorgan Chase & Company	45,486	4,746,919
Popular Incorporated	15,730	886,857

		14,519,860

Capital Markets : 0.88%
Evercore Partners Incorporated Class A	15,206	1,400,473
Intercontinental Exchange Incorporated	6,582	507,801
S&P Global Incorporated	3,661	733,555
State Street Corporation	5,137	369,196

		3,011,025

Consumer Finance : 0.90%
American Express Company	3,216	346,492
Capital One Financial Corporation	15,201	1,270,500
Synchrony Financial	45,279	1,476,548

		3,093,540

Diversified Financial Services : 1.69%
Berkshire Hathaway Incorporated Class B †	28,652	5,767,648

3

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Disciplined Large Cap Portfolio

Security name	Shares	Value
Insurance : 5.04%
AFLAC Incorporated	36,569	$1,797,001
Assurant Incorporated	4,094	421,641
Athene Holding Limited Class A †	22,737	1,012,933
Brighthouse Financial Incorporated †	4,970	192,438
Brown & Brown Incorporated	13,103	388,111
Everest Reinsurance Group Limited	6,520	1,474,237
Fidelity National Financial Incorporated	18,264	640,884
First American Financial Corporation	7,120	361,625
Mercury General Corporation	19,862	1,052,090
MetLife Incorporated	40,922	1,849,265
Old Republic International Corporation	22,579	470,998
Prudential Financial Incorporated	15,733	1,508,008
Reinsurance Group of America Incorporated	7,780	1,124,132
The Allstate Corporation	11,967	1,129,445
The Hartford Financial Services Group Incorporated	18,656	920,860
The Progressive Corporation	21,878	1,594,906
The Travelers Companies Incorporated	6,944	922,927
Unum Group	9,914	370,387

		17,231,888

Health Care : 14.56%

Biotechnology : 2.32%
AbbVie Incorporated	33,839	2,681,402
Amgen Incorporated	11,615	2,207,779
Exelixis Incorporated †	37,373	836,781
Gilead Sciences Incorporated	34,155	2,220,758

		7,946,720

Health Care Equipment & Supplies : 2.14%
Abbott Laboratories	32,351	2,511,085
ABIOMED Incorporated †	3,562	1,191,489
Baxter International Incorporated	20,916	1,563,053
Medtronic plc	18,728	1,694,884
Steris plc	2,957	357,679

		7,318,190

Health Care Providers & Services : 4.39%
AmerisourceBergen Corporation	7,833	652,489
Anthem Incorporated	7,367	2,215,478
Cardinal Health Incorporated	11,121	604,315
Centene Corporation †	5,343	325,335
Chemed Corporation	1,131	372,665
Cigna Corporation	6,011	1,048,559
CVS Health Corporation	31,288	1,809,385
HCA Holdings Incorporated	5,311	738,441
Humana Incorporated	5,981	1,704,824
McKesson Corporation	5,619	714,512
Molina Healthcare Incorporated †	2,603	350,442
UnitedHealth Group Incorporated	17,220	4,171,028
WellCare Health Plans Incorporated †	1,256	318,496

		15,025,969

Health Care Technology : 0.23%
Veeva Systems Incorporated Class A †	6,682	787,875

Pharmaceuticals : 5.48%
Allergan plc	6,636	913,844
Bristol-Myers Squibb Company	26,275	1,357,367
Eli Lilly & Company	22,238	2,808,437
Johnson & Johnson	42,159	5,760,606
Merck & Company Incorporated	52,220	4,244,964
Nektar Therapeutics †	11,460	464,588
Pfizer Incorporated	73,344	3,179,462

		18,729,268

4

Wells Fargo Disciplined Large Cap Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Industrials : 9.61%

Aerospace & Defense : 1.17%
Arconic Incorporated	24,427	$451,655
Raytheon Company	6,829	1,273,609
The Boeing Company	5,187	2,282,073

		4,007,337

Air Freight & Logistics : 1.51%
C.H. Robinson Worldwide Incorporated	13,698	1,238,025
Expeditors International of Washington Incorporated	9,852	738,407
FedEx Corporation	5,675	1,027,175
United Parcel Service Incorporated Class B	16,231	1,788,656
XPO Logistics Incorporated †	7,707	388,047

		5,180,310

Airlines : 0.59%
Delta Air Lines Incorporated	20,988	1,040,585
United Continental Holdings Incorporated †	11,106	975,218

		2,015,803

Building Products : 0.10%
Johnson Controls International plc	9,997	352,594

Commercial Services & Supplies : 0.19%
Waste Management Incorporated	6,366	644,558

Construction & Engineering : 0.40%
Fluor Corporation	17,491	657,662
Quanta Services Incorporated	19,753	703,997

		1,361,659

Electrical Equipment : 0.50%
Eaton Corporation plc	21,528	1,717,289

Industrial Conglomerates : 0.79%
3M Company	1,983	411,254
Honeywell International Incorporated	12,491	1,924,488
Roper Industries Incorporated	1,094	354,073

		2,689,815

Machinery : 1.09%
Allison Transmission Holdings Incorporated	28,269	1,404,969
Caterpillar Incorporated	2,600	357,084
Cummins Incorporated	4,163	641,477
ITT Incorporated	6,296	363,657
Oshkosh Corporation	12,118	942,902

		3,710,089

Professional Services : 0.79%
Manpower Incorporated	16,865	1,420,876
Robert Half International Incorporated	18,529	1,263,493

		2,684,369

5

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Disciplined Large Cap Portfolio

Security name	Shares	Value
Road & Rail : 1.63%
J.B. Hunt Transport Services Incorporated	3,022	$325,379
Landstar System Incorporated	12,604	1,369,803
Old Dominion Freight Line Incorporated	7,203	1,085,996
Ryder System Incorporated	8,989	558,756
Schneider National Incorporated Class B	57,093	1,249,766
Union Pacific Corporation	5,918	992,449

		5,582,149

Trading Companies & Distributors : 0.85%
HD Supply Holdings Incorporated †	27,254	1,172,195
W.W. Grainger Incorporated	2,362	719,867
WESCO International Incorporated †	18,768	1,021,918

		2,913,980

Information Technology : 21.42%

Communications Equipment : 1.63%
Arista Networks Incorporated †	3,090	881,423
Cisco Systems Incorporated	90,719	4,696,523

		5,577,946

Electronic Equipment, Instruments & Components : 0.78%
Avnet Incorporated	8,044	349,834
CDW Corporation of Delaware	15,242	1,431,071
National Instruments Corporation	10,483	489,975
Zebra Technologies Corporation Class A †	1,983	397,611

		2,668,491

IT Services : 4.42%
Accenture plc Class A	9,495	1,532,303
Alliance Data Systems Corporation	3,214	556,022
Cognizant Technology Solutions Corporation Class A	7,420	526,672
Conduent Incorporated †	24,958	364,886
First Data Corporation Class A †	17,908	450,207
FleetCor Technologies Incorporated †	3,233	754,194
International Business Machines Corporation	12,911	1,783,396
MasterCard Incorporated Class A	15,132	3,401,220
Paychex Incorporated	6,247	481,144
PayPal Holdings Incorporated †	5,354	525,067
Sabre Corporation	14,223	319,022
Visa Incorporated Class A	24,342	3,605,537
WEX Incorporated †	4,509	802,873

		15,102,543

Semiconductors & Semiconductor Equipment : 3.99%
Broadcom Incorporated	10,009	2,756,078
Intel Corporation	85,409	4,523,261
Lam Research Corporation	7,533	1,326,486
Micron Technology Incorporated †	46,640	1,906,643
NXP Semiconductors NV	11,929	1,089,356
Texas Instruments Incorporated	19,486	2,061,229

		13,663,053

Software : 5.92%
Adobe Systems Incorporated †	1,621	425,513
Cadence Design Systems Incorporated †	16,037	918,118
Citrix Systems Incorporated	6,071	640,491
Intuit Incorporated	7,999	1,976,793
Microsoft Corporation	111,879	12,533,804
Oracle Corporation	50,650	2,640,385
Salesforce.com Incorporated †	2,177	356,266
VMware Incorporated Class A	4,408	757,338

		20,248,708

6

Wells Fargo Disciplined Large Cap Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Technology Hardware, Storage & Peripherals : 4.68%
Apple Incorporated	71,694	$12,413,816
Dell Technologies Incorporated Class C †	19,486	1,087,709
Hewlett Packard Enterprise Company	22,607	370,303
HP Incorporated	76,476	1,508,871
NetApp Incorporated	9,585	624,942

		16,005,641

Materials : 2.37%

Chemicals : 0.70%
DowDuPont Incorporated	9,717	517,236
LyondellBasell Industries NV Class A	16,890	1,444,433
The Chemours Company	11,601	441,186

		2,402,855

Containers & Packaging : 0.74%
Avery Dennison Corporation	6,455	697,398
International Paper Company	11,163	511,489
Packaging Corporation of America	7,279	695,800
Sonoco Products Company	11,039	639,048

		2,543,735

Metals & Mining : 0.80%
Freeport-McMoRan Incorporated	64,511	832,192
Newmont Mining Corporation	17,154	585,294
Nucor Corporation	5,887	356,576
Steel Dynamics Incorporated	25,497	951,548

		2,725,610

Paper & Forest Products : 0.13%
Domtar Corporation	8,490	432,226

Real Estate : 4.30%

Equity REITs : 3.83%
American Tower Corporation	10,541	1,856,797
Boston Properties Incorporated	2,540	337,033
Crown Castle International Corporation	14,958	1,776,263
Digital Realty Trust Incorporated	5,920	669,670
Equinix Incorporated	4,062	1,720,257
Essex Property Trust Incorporated	609	170,423
Host Hotels & Resorts Incorporated	28,108	551,198
Kimco Realty Corporation	49,407	869,069
Prologis Incorporated	20,220	1,416,613
SBA Communications Corporation †	5,385	972,316
Simon Property Group Incorporated	8,034	1,455,439
Weyerhaeuser Company	52,307	1,301,921

		13,096,999

Real Estate Management & Development : 0.47%
CBRE Group Incorporated Class A †	32,084	1,596,500

Utilities : 2.86%

Electric Utilities : 1.40%
American Electric Power Company Incorporated	4,197	340,581

7

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Disciplined Large Cap Portfolio

Security name			Shares	Value
Electric Utilities (continued)
Exelon Corporation			40,312	$1,958,760
NextEra Energy Incorporated			1,838	345,029
PPL Corporation			16,278	523,663
The Southern Company			32,583	1,619,049

				4,787,082

Gas Utilities : 0.39%
UGI Corporation			24,536	1,347,026

Multi-Utilities : 1.07%
Ameren Corporation			5,477	390,181
CenterPoint Energy Incorporated			44,971	1,355,426
Dominion Energy Incorporated			6,603	489,216
DTE Energy Company			6,203	766,443
MDU Resources Group Incorporated			25,111	663,433

				3,664,699

Total Common Stocks (Cost $335,705,959)				339,009,849

		Yield
Short-Term Investments : 0.32%

Investment Companies : 0.32%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.34%	1,091,349	1,091,349

Total Short-Term Investments (Cost $1,091,349)				1,091,349

Total investments in securities (Cost $336,797,308)	99.43%			340,101,198
Other assets and liabilities, net	0.57			1,948,516

Total net assets	100.00%			$342,049,714

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

8

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	356,204,678	355,113,329	1,091,349	$1,091,349	0.32%

Wells Fargo Disciplined Large Cap Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$34,414,270	$0	$0	$34,414,270
Consumer discretionary	32,925,452	0	0	32,925,452
Consumer staples	20,462,088	0	0	20,462,088
Energy	19,052,990	0	0	19,052,990
Financials	43,623,961	0	0	43,623,961
Health care	49,808,022	0	0	49,808,022
Industrials	32,859,952	0	0	32,859,952
Information technology	73,266,382	0	0	73,266,382
Materials	8,104,426	0	0	8,104,426
Real estate	14,693,499	0	0	14,693,499
Utilities	9,798,807	0	0	9,798,807
Short-term investments
Investment companies	1,091,349	0	0	1,091,349

Total assets	$340,101,198	$0	$0	$340,101,198

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At February 28, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 99.22%

Communication Services : 8.03%

Entertainment : 1.21%
Electronic Arts Incorporated †	2,933	$280,923
Live Nation Incorporated †	13,300	752,248
Netflix Incorporated †	5,621	2,012,880
Take-Two Interactive Software Incorporated †	2,658	231,937

		3,277,988

Interactive Media & Services : 6.82%
Alphabet Incorporated Class A †	8,425	9,491,184
Alphabet Incorporated Class C †	4,519	5,060,918
Facebook Incorporated Class A †	15,401	2,486,491
Match Group Incorporated «	17,855	988,810
Twitter Incorporated †	15,850	487,863

		18,515,266

Consumer Discretionary : 13.84%

Auto Components : 0.54%
Lear Corporation	9,742	1,481,466

Hotels, Restaurants & Leisure : 2.14%
Carnival Corporation	10,970	633,627
Domino’s Pizza Incorporated	1,240	311,166
Marriott International Incorporated Class A	5,020	628,855
Norwegian Cruise Line Holdings Limited †	26,291	1,459,939
Planet Fitness Incorporated Class A †	14,140	831,149
Royal Caribbean Cruises Limited	15,984	1,893,784
Vail Resorts Incorporated	240	50,014

		5,808,534

Household Durables : 0.29%
Roku Incorporated †«	11,755	779,239

Internet & Direct Marketing Retail : 5.24%
Amazon.com Incorporated †	8,086	13,259,665
Farfetch Limited Class A †	10,883	266,634
MercadoLibre Incorporated †	1,524	699,196

		14,225,495

Multiline Retail : 1.14%
Macy’s Incorporated	51,326	1,272,372
Target Corporation	24,979	1,814,475

		3,086,847

Specialty Retail : 4.44%
Burlington Stores Incorporated †	15,865	2,692,925
Five Below Incorporated †	5,280	635,448
O’Reilly Automotive Incorporated †	3,750	1,394,850
Ross Stores Incorporated	6,460	612,602
The Home Depot Incorporated	19,156	3,546,542
The TJX Companies Incorporated	31,098	1,595,016
ULTA Beauty Incorporated †	5,019	1,568,387

		12,045,770

Textiles, Apparel & Luxury Goods : 0.05%
Nike Incorporated Class B	1,680	144,026

1

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio

Security name	Shares	Value
Consumer Staples : 4.20%

Beverages : 1.30%
Constellation Brands Incorporated Class A	5,691	$962,690
The Coca-Cola Company	56,347	2,554,773

		3,517,463

Food & Staples Retailing : 2.18%
Casey’s General Stores Incorporated	11,450	1,542,773
Costco Wholesale Corporation	12,174	2,662,941
Wal-Mart Stores Incorporated	17,277	1,710,250

		5,915,964

Personal Products : 0.72%
The Estee Lauder Companies Incorporated Class A	12,465	1,956,257

Energy : 2.47%

Oil, Gas & Consumable Fuels : 2.47%
Chevron Corporation	11,373	1,359,983
Concho Resources Incorporated	9,867	1,085,370
Exxon Mobil Corporation	20,461	1,617,033
Marathon Petroleum Corporation	20,804	1,290,056
Valero Energy Corporation	16,696	1,361,726

		6,714,168

Financials : 7.18%

Banks : 1.81%
Bank of America Corporation	57,804	1,680,940
Citizens Financial Group Incorporated	36,497	1,348,199
JPMorgan Chase & Company	18,030	1,881,611

		4,910,750

Capital Markets : 3.88%
BlackRock Incorporated	1,760	780,067
CME Group Incorporated	6,129	1,114,926
Evercore Partners Incorporated Class A	16,867	1,553,451
MarketAxess Holdings Incorporated	6,037	1,472,304
Raymond James Financial Incorporated	29,071	2,400,683
The Charles Schwab Corporation	69,478	3,196,683

		10,518,114

Insurance : 1.49%
Prudential Financial Incorporated	13,174	1,262,728
The Progressive Corporation	38,349	2,795,643

		4,058,371

Health Care : 13.32%

Biotechnology : 4.07%
AbbVie Incorporated	14,470	1,146,603
Alexion Pharmaceuticals Incorporated †	10,841	1,467,113
Amgen Incorporated	7,272	1,382,262
BioMarin Pharmaceutical Incorporated †	3,354	312,794
Exelixis Incorporated †	69,045	1,545,918
Fibrogen Incorporated †	4,890	282,642
Ligand Pharmaceuticals Incorporated †	2,460	305,237
Neurocrine Biosciences Incorporated †	2,924	225,879
Regeneron Pharmaceuticals Incorporated †	2,620	1,128,539
Sage Therapeutics Incorporated †	3,143	500,523
Sarepta Therapeutics Incorporated †	4,505	649,801
Vertex Pharmaceuticals Incorporated †	11,063	2,088,141

		11,035,452

2

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies : 3.62%
Abbott Laboratories	26,835	$2,082,933
Baxter International Incorporated	33,906	2,533,795
Boston Scientific Corporation †	77,212	3,097,745
Insulet Corporation †	5,420	508,992
Intuitive Surgical Incorporated †	1,303	713,536
Stryker Corporation	4,783	901,643

		9,838,644

Health Care Providers & Services : 1.94%
Centene Corporation †	32,119	1,955,726
Encompass Health Corporation	22,675	1,431,700
Humana Incorporated	660	188,126
UnitedHealth Group Incorporated	6,955	1,684,640

		5,260,192

Health Care Technology : 0.25%
Veeva Systems Incorporated Class A †	5,677	669,375
Life Sciences Tools & Services : 1.58%
Agilent Technologies Incorporated	42,676	3,390,182
PRA Health Sciences Incorporated †	8,476	906,762

		4,296,944

Pharmaceuticals : 1.86%
Elanco Animal Health Incorporated †«	12,767	386,074
Johnson & Johnson	11,014	1,504,953
Zoetis Incorporated	33,519	3,158,495

		5,049,522

Industrials : 12.45%

Aerospace & Defense : 2.60%
HEICO Corporation	9,545	894,653
Northrop Grumman Corporation	4,968	1,440,521
The Boeing Company	10,739	4,724,730

		7,059,904

Air Freight & Logistics : 0.25%
C.H. Robinson Worldwide Incorporated	7,490	676,946

Airlines : 0.13%
Southwest Airlines Company	6,386	357,871

Commercial Services & Supplies : 1.67%
Copart Incorporated †	4,100	240,547
KAR Auction Services Incorporated	3,328	156,915
Rollins Incorporated	22,420	889,177
Waste Connections Incorporated	38,820	3,237,588

		4,524,227

Construction & Engineering : 0.61%
EMCOR Group Incorporated	22,785	1,643,482
Industrial Conglomerates : 0.88%
3M Company	1,172	243,061
Roper Industries Incorporated	6,587	2,131,883

		2,374,944

3

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio

Security name	Shares	Value
Machinery : 1.78%
Allison Transmission Holdings Incorporated	34,626	$1,720,912
Cummins Incorporated	9,071	1,397,750
Fortive Corporation	20,826	1,698,777

		4,817,439

Professional Services : 0.79%
CoStar Group Incorporated †	3,613	1,653,056
TransUnion	7,779	502,212

		2,155,268

Road & Rail : 3.24%
CSX Corporation	35,363	2,569,829
Norfolk Southern Corporation	15,251	2,734,504
Union Pacific Corporation	20,848	3,496,210

		8,800,543

Trading Companies & Distributors : 0.50%
Applied Industrial Technologies Incorporated	23,539	1,368,557

Information Technology : 32.50%

Communications Equipment : 0.70%
Cisco Systems Incorporated	36,568	1,893,125

Electronic Equipment, Instruments & Components : 1.40%
Jabil Circuit Incorporated	49,238	1,398,359
Zebra Technologies Corporation Class A †	12,043	2,414,742

		3,813,101

IT Services : 10.11%
Euronet Worldwide Incorporated †	5,907	793,428
Global Payments Incorporated	10,952	1,427,922
MasterCard Incorporated Class A	32,388	7,279,851
PayPal Holdings Incorporated †	54,778	5,372,078
Shopify Incorporated Class A †	5,652	1,069,076
Square Incorporated Class A †	15,738	1,278,555
Visa Incorporated Class A	50,122	7,424,071
WEX Incorporated †	4,700	836,882
Worldpay Incorporated Class A †	20,345	1,949,051

		27,430,914

Semiconductors & Semiconductor Equipment : 6.25%
Intel Corporation	31,457	1,665,963
Microchip Technology Incorporated «	72,782	6,322,572
Monolithic Power Systems Incorporated	5,000	670,550
NVIDIA Corporation	11,549	1,781,549
ON Semiconductor Corporation †	71,121	1,527,679
Texas Instruments Incorporated	47,215	4,994,403

		16,962,716

Software : 11.15%
Adobe Systems Incorporated †	10,645	2,794,313
Dropbox Incorporated Class A †«	41,700	994,962
Microsoft Corporation	114,107	12,783,407
Pivotal Software Incorporated Class A †	23,486	526,556
Proofpoint Incorporated †	8,462	999,278

4

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name			Shares	Value
Software (continued)
RealPage Incorporated †			13,375	$818,684
Salesforce.com Incorporated †			19,225	3,146,171
ServiceNow Incorporated †			10,620	2,542,853
Splunk Incorporated †			10,969	1,490,468
The Ultimate Software Group Incorporated †			4,367	1,447,661
VMware Incorporated Class A			15,753	2,706,523

				30,250,876

Technology Hardware, Storage & Peripherals : 2.89%
Apple Incorporated			25,956	4,494,281
HP Incorporated			72,994	1,440,172
NetApp Incorporated			29,126	1,899,015

				7,833,468

Materials : 2.28%

Chemicals : 1.61%
Air Products & Chemicals Incorporated			3,438	622,897
Huntsman Corporation			60,232	1,493,151
Linde plc			12,947	2,242,938

				4,358,986

Containers & Packaging : 0.67%
Avery Dennison Corporation			16,843	1,819,718

Real Estate : 2.41%

Equity REITs : 1.45%
American Tower Corporation			10,583	1,864,195
Prologis Incorporated			21,270	1,490,176
SBA Communications Corporation †			3,190	575,986

				3,930,357

Real Estate Management & Development : 0.96%
CBRE Group Incorporated Class A †			52,658	2,620,262

Utilities : 0.54%

Multi-Utilities : 0.54%
CenterPoint Energy Incorporated			48,446	1,460,163

Total Common Stocks (Cost $218,951,258)				269,258,714

		Yield
Short-Term Investments : 3.57%

Investment Companies : 3.57%
Securities Lending Cash Investments LLC (l)(r)(u)		2.56%	7,642,315	7,643,079
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.34	2,046,253	2,046,253

Total Short-Term Investments (Cost $9,689,332)				9,689,332

Total investments in securities (Cost $228,640,590)	102.79%			278,948,046
Other assets and liabilities, net	(2.79)			(7,573,786)

Total net assets	100.00%			$271,374,260

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

5

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT    Real estate investment trust

6

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	2,198,826	54,454,541	49,011,052	7,642,315	$7,643,079
Wells Fargo Government Money Market Fund Select Class	417,874	102,769,418	101,141,039	2,046,253	2,046,253

					$9,689,332	3.57%

Wells Fargo Diversified Large Cap Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$21,793,254	$0	$0	$21,793,254
Consumer discretionary	37,571,377	0	0	37,571,377
Consumer staples	11,389,684	0	0	11,389,684
Energy	6,714,168	0	0	6,714,168
Financials	19,487,235	0	0	19,487,235
Health care	36,150,129	0	0	36,150,129
Industrials	33,779,181	0	0	33,779,181
Information technology	88,184,200	0	0	88,184,200
Materials	6,178,704	0	0	6,178,704
Real estate	6,550,619	0	0	6,550,619
Utilities	1,460,163	0	0	1,460,163
Short-term investments
Investment companies	2,046,253	7,643,079	0	9,689,332

Total assets	$271,304,967	$7,643,079	$0	$278,948,046

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At February 28, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 97.62%

Communication Services : 1.18%

Interactive Media & Services : 0.26%
Eventbrite Incorporated Class A «†	76,005	$2,248,228

Media : 0.92%
Nexstar Media Group Incorporated Class A	80,100	7,828,173

Consumer Discretionary : 11.97%

Diversified Consumer Services : 2.36%
Chegg Incorporated †	368,514	14,604,210
Grand Canyon Education Incorporated †	47,360	5,478,605

		20,082,815

Hotels, Restaurants & Leisure : 3.76%
Eldorado Resorts Incorporated †	81,100	3,909,831
Planet Fitness Incorporated Class A †	281,860	16,567,731
Playa Hotels & Resorts NV †	316,411	2,411,052
Wingstop Incorporated	136,718	9,106,786

		31,995,400

Internet & Direct Marketing Retail : 0.28%
Farfetch Limited Class A †	97,822	2,396,639

Leisure Products : 1.14%
Mastercraft Boat Holdings Incorporated †	189,316	4,670,426
Yeti Holdings Incorporated «†	209,448	5,024,658

		9,695,084

Multiline Retail : 1.85%
Ollie’s Bargain Outlet Holdings Incorporated †	178,660	15,761,385

Specialty Retail : 2.58%
Five Below Incorporated †	55,697	6,703,134
Lithia Motors Incorporated Class A	94,780	8,555,791
National Vision Holdings Incorporated †	89,766	3,016,138
Restoration Hardware Incorporated «†	24,200	3,716,878

		21,991,941

Consumer Staples : 2.03%

Food & Staples Retailing : 0.82%
The Chef’s Warehouse Incorporated †	218,000	6,978,180

Food Products : 0.81%
Freshpet Incorporated †	166,400	6,859,008

Personal Products : 0.40%
Inter Parfums Incorporated	46,000	3,393,420

Energy : 1.18%

Energy Equipment & Services : 0.51%
Cactus Incorporated Class A †	120,829	4,381,260

Oil, Gas & Consumable Fuels : 0.67%
Matador Resources Company †	170,536	3,171,970
PDC Energy Incorporated †	67,290	2,494,440

		5,666,410

1

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Emerging Growth Portfolio

Security name	Shares	Value
Financials : 6.86%

Capital Markets : 1.72%
Stifel Financial Corporation	268,300	$14,603,569

Insurance : 3.40%
Kinsale Capital Group Incorporated	330,979	22,096,158
Trupanion Incorporated «†	225,800	6,853,030

		28,949,188

Thrifts & Mortgage Finance : 1.74%
LendingTree Incorporated †	46,432	14,809,486

Health Care : 22.92%

Biotechnology : 5.73%
Audentes Therapeutics Incorporated †	55,842	1,709,882
CareDx Incorporated †	320,284	9,967,238
Emergent BioSolutions Incorporated †	55,300	3,226,755
Fibrogen Incorporated †	53,800	3,109,640
Heron Therapeutics Incorporated «†	197,050	5,215,914
Ligand Pharmaceuticals Incorporated «†	89,701	11,130,100
Repligen Corporation †	227,640	13,549,133
Vanda Pharmaceuticals Incorporated †	41,200	833,888

		48,742,550

Health Care Equipment & Supplies : 8.89%
Axogen Incorporated †	129,577	2,391,991
Glaukos Corporation †	88,739	6,581,772
Inogen Incorporated †	81,950	8,806,347
iRhythm Technologies Incorporated †	177,462	16,999,085
Merit Medical Systems Incorporated †	249,000	13,876,770
Neogen Corporation †	55,700	3,451,172
Neuronetics Incorporated †	186,718	3,258,229
SI-BONE Incorporated †	240,797	4,989,314
STAAR Surgical Company †	82,200	3,024,960
Tactile Systems Technology Class I †	91,973	6,990,868
Tandem Diabetes Care Incorporated †	17,600	1,154,032
Vapotherm Incorporated †	215,708	4,193,364

		75,717,904

Health Care Providers & Services : 2.97%
Amedisys Incorporated †	108,600	13,498,980
HealthEquity Incorporated †	146,912	11,823,478

		25,322,458

Health Care Technology : 3.34%
Tabula Rasa Healthcare Incorporated †	146,100	8,051,571
Teladoc Incorporated «†	204,679	13,173,140
Vocera Communications Incorporated †	217,300	7,201,322

		28,426,033

Life Sciences Tools & Services : 1.99%
Codexis Incorporated †	783,238	16,933,606

Industrials : 16.22%

Aerospace & Defense : 2.51%
AAR Corporation	100,800	3,682,224
Mercury Computer Systems Incorporated †	278,845	17,712,234

		21,394,458

2

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Airlines : 1.55%
SkyWest Incorporated	243,930	$13,181,977

Commercial Services & Supplies : 1.06%
Advanced Disposal Services Incorporated †	340,502	9,030,113

Construction & Engineering : 2.12%
Dycom Industries Incorporated †	9,830	443,136
Granite Construction Incorporated	80,650	3,755,064
MasTec Incorporated †	321,500	13,882,370

		18,080,570

Electrical Equipment : 0.37%
Bloom Energy Corporation Class A «†	215,501	3,118,299

Machinery : 4.05%
John Bean Technologies Corporation	9,590	898,583
Milacron Holdings Corporation †	531,858	7,440,693
Mueller Water Products Incorporated Class A	302,780	3,161,023
RBC Bearings Incorporated †	46,600	6,530,990
Rexnord Corporation †	614,810	16,396,983

		34,428,272

Professional Services : 3.97%
ASGN Incorporated †	414,843	26,720,038
Korn/Ferry International	145,600	7,103,824

		33,823,862

Trading Companies & Distributors : 0.59%
SiteOne Landscape Supply Incorporated †	93,400	5,016,514

Information Technology : 34.00%

Electronic Equipment, Instruments & Components : 2.68%
nLight Incorporated «†	184,261	3,941,343
Novanta Incorporated †	231,020	18,881,265

		22,822,608

IT Services : 5.75%
Endava plc Sponsored ADR †	114,114	3,373,210
EVO Payments Incorporated Class A †	254,777	6,807,641
InterXion Holding NV †	428,620	28,074,610
Twilio Incorporated Class A †	55,910	6,803,688
Wix.com Limited †	35,510	3,879,468

		48,938,617

Semiconductors & Semiconductor Equipment : 3.74%
Diodes Incorporated †	267,431	10,785,492
Monolithic Power Systems Incorporated	44,680	5,992,035
Semtech Corporation †	182,100	10,022,784
Silicon Laboratories Incorporated †	62,500	5,063,750

		31,864,061

Software : 21.83%
Altair Engineering Incorporated Class A †	272,253	9,654,091
Anaplan Incorporated †	208,556	7,822,936
BlackLine Incorporated †	133,623	6,993,828
Bottomline Technologies (DE) Incorporated †	115,909	5,781,541
Cision Limited †	601,050	7,825,671
Envestnet Incorporated †	312,992	19,095,642
Everbridge Incorporated †	48,600	3,436,506

3

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Emerging Growth Portfolio

Security name			Shares	Value
Software (continued)
Five9 Incorporated †			425,360	$22,561,094
ForeScout Technologies Incorporated †			65,700	2,729,178
Globant SA †			61,200	4,216,068
Proofpoint Incorporated †			53,430	6,309,549
Q2 Holdings Incorporated †			404,043	27,806,239
Rapid7 Incorporated †			392,436	18,063,829
RealPage Incorporated †			148,500	9,089,685
SailPoint Technologies Holdings Incorporated †			311,247	9,598,857
Shotspotter Incorporated †			137,500	6,866,750
SPS Commerce Incorporated †			60,448	6,454,637
Talend SA ADR †			240,818	11,535,180

				185,841,281

Materials : 1.26%

Chemicals : 1.26%
Ingevity Corporation †			34,300	3,952,046
PQ Group Holdings Incorporated †			413,820	6,778,372

				10,730,418

Total Common Stocks (Cost $542,133,569)				831,053,787

Exchange-Traded Funds : 1.00%
iShares Russell 2000 Growth Index ETF «			42,800	8,539,884

Total Exchange-Traded Funds (Cost $7,674,186)				8,539,884

		Yield
Short-Term Investments : 8.68%

Investment Companies : 8.68%
Securities Lending Cash Investments LLC (l)(r)(u)		2.56%	60,069,300	60,075,307
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.34	13,852,615	13,852,615

Total Short-Term Investments (Cost $73,926,856)				73,927,922

Total investments in securities (Cost $623,734,611)	107.30%			913,521,593
Other assets and liabilities, net	(7.30)			(62,180,715)

Total net assets	100.00%			$851,340,878

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

4

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	46,370,791	336,388,437	322,689,928	60,069,300	$60,075,307
Wells Fargo Government Money Market Fund Select Class	2,952,741	344,595,710	333,695,836	13,852,615	13,852,615

					$73,927,922	8.68%

Wells Fargo Emerging Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$10,076,401	$0	$0	$10,076,401
Consumer discretionary	101,923,264	0	0	101,923,264
Consumer staples	17,230,608	0	0	17,230,608
Energy	10,047,670	0	0	10,047,670
Financials	58,362,243	0	0	58,362,243
Health care	195,142,551	0	0	195,142,551
Industrials	138,074,065	0	0	138,074,065
Information technology	289,466,567	0	0	289,466,567
Materials	10,730,418	0	0	10,730,418
Exchange-traded funds	8,539,884	0	0	8,539,884
Short-term investments
Investment companies	13,852,615	60,075,307	0	73,927,922

Total assets	$853,446,286	$60,075,307	$0	$913,521,593

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At February 28, 2019, the portfolio did not have any transfers into/out of Level 3.

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 97.08%

Communication Services : 9.80%

Diversified Telecommunication Services : 1.97%
AT&T Incorporated	403,183	$12,547,052
CenturyLink Incorporated	52,682	694,876
Verizon Communications Incorporated	228,903	13,029,159

		26,271,087

Entertainment : 2.00%
Activision Blizzard Incorporated	42,271	1,781,300
Electronic Arts Incorporated †	16,737	1,603,070
Netflix Incorporated †	24,158	8,650,980
Take-Two Interactive Software Incorporated †	6,308	550,436
The Walt Disney Company	82,469	9,305,802
Twenty-First Century Fox Incorporated Class A	58,554	2,952,878
Twenty-First Century Fox Incorporated Class B	26,984	1,353,517
Viacom Incorporated Class B	19,580	572,128

		26,770,111

Interactive Media & Services : 4.55%
Alphabet Incorporated Class A †	16,562	18,657,921
Alphabet Incorporated Class C †	17,044	19,087,916
Facebook Incorporated Class A †	133,091	21,487,542
TripAdvisor Incorporated †	5,672	301,580
Twitter Incorporated †	40,063	1,233,139

		60,768,098

Media : 1.28%
CBS Corporation Class B	18,652	936,517
Charter Communications Incorporated Class A †	9,765	3,368,046
Comcast Corporation Class A	251,508	9,725,814
Discovery Communications Incorporated Class A †«	8,683	250,939
Discovery Communications Incorporated Class C †	19,957	543,828
DISH Network Corporation Class A †	12,699	412,844
Interpublic Group of Companies Incorporated	21,292	490,355
News Corporation Class A	21,340	277,847
News Corporation Class B	6,857	91,267
Omnicom Group Incorporated	12,415	939,816

		17,037,273

Consumer Discretionary : 9.61%

Auto Components : 0.13%
Aptiv plc	14,596	1,213,074
BorgWarner Incorporated	11,538	468,558

		1,681,632

Automobiles : 0.38%
Ford Motor Company	216,441	1,898,188
General Motors Company	72,715	2,870,788
Harley-Davidson Incorporated	9,021	334,860

		5,103,836

Distributors : 0.11%
Genuine Parts Company	8,130	884,381
LKQ Corporation †	17,628	488,296

		1,372,677

1

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Diversified Consumer Services : 0.02%
H&R Block Incorporated	11,386	$274,972

Hotels, Restaurants & Leisure : 1.78%
Carnival Corporation	22,182	1,281,232
Chipotle Mexican Grill Incorporated †	1,355	823,203
Darden Restaurants Incorporated	6,875	770,756
Hilton Worldwide Holdings Incorporated	16,429	1,365,250
Marriott International Incorporated Class A	15,685	1,964,860
McDonald’s Corporation	42,707	7,851,255
MGM Resorts International	27,745	742,179
Norwegian Cruise Line Holdings Limited †	12,186	676,689
Royal Caribbean Cruises Limited	9,494	1,124,849
Starbucks Corporation	68,726	4,828,689
Wynn Resorts Limited	5,421	685,973
Yum! Brands Incorporated	17,301	1,634,945

		23,749,880

Household Durables : 0.31%
D.R. Horton Incorporated	18,969	737,704
Garmin Limited	6,694	562,095
Leggett & Platt Incorporated	7,225	328,160
Lennar Corporation Class A	16,206	777,564
Mohawk Industries Incorporated †	3,494	475,603
Newell Rubbermaid Incorporated	23,791	386,128
Pulte Group Incorporated	14,314	386,478
Whirlpool Corporation	3,535	500,238

		4,153,970

Internet & Direct Marketing Retail : 3.32%
Amazon.com Incorporated †	22,754	37,312,692
Booking Holdings Incorporated †	2,567	4,356,302
eBay Incorporated	50,138	1,862,627
Expedia Group Incorporated	6,563	809,284

		44,340,905

Leisure Products : 0.06%
Hasbro Incorporated	6,448	547,435
Mattel Incorporated †«	19,121	275,725

		823,160

Multiline Retail : 0.48%
Dollar General Corporation	14,563	1,725,133
Dollar Tree Incorporated †	13,183	1,269,918
Kohl’s Corporation	9,148	617,764
Macy’s Incorporated	17,033	422,248
Nordstrom Incorporated	6,303	298,006
Target Corporation	28,908	2,099,877

		6,432,946

Specialty Retail : 2.25%
Advance Auto Parts Incorporated	4,038	653,268
AutoZone Incorporated †	1,397	1,311,741
Best Buy Company Incorporated	12,970	892,855
CarMax Incorporated †	9,674	600,755
Foot Locker Incorporated	6,365	378,845
L Brands Incorporated	12,650	330,671
Lowe’s Companies Incorporated	44,482	4,674,613
O’Reilly Automotive Incorporated †	4,438	1,650,758
Ross Stores Incorporated	20,684	1,961,464
The Gap Incorporated	11,833	300,558
The Home Depot Incorporated	62,573	11,584,765
The TJX Companies Incorporated	68,556	3,516,237

2

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Specialty Retail (continued)
Tiffany & Company	6,010	$571,190
Tractor Supply Company	6,762	644,757
ULTA Beauty Incorporated †	3,121	975,281

		30,047,758

Textiles, Apparel & Luxury Goods : 0.77%
Capri Holdings Limited †	8,323	379,529
HanesBrands Incorporated	19,984	371,503
Nike Incorporated Class B	70,525	6,046,108
PVH Corporation	4,196	481,869
Ralph Lauren Corporation	3,022	378,264
Tapestry Incorporated	16,054	560,927
Under Armour Incorporated Class A †«	10,393	234,362
Under Armour Incorporated Class C †	10,656	213,972
VF Corporation	18,025	1,574,664

		10,241,198

Consumer Staples : 6.93%

Beverages : 1.70%
Brown-Forman Corporation Class B	9,212	455,902
Constellation Brands Incorporated Class A	9,204	1,556,949
Molson Coors Brewing Company Class B	10,376	639,784
Monster Beverage Corporation †	22,056	1,407,834
PepsiCo Incorporated	78,197	9,042,701
The Coca-Cola Company	212,220	9,622,055

		22,725,225

Food & Staples Retailing : 1.45%
Costco Wholesale Corporation	24,276	5,310,132
Sysco Corporation	26,491	1,789,467
The Kroger Company	44,207	1,296,591
Wal-Mart Stores Incorporated	78,863	7,806,648
Walgreens Boots Alliance Incorporated	44,535	3,170,447

		19,373,285

Food Products : 1.07%
Archer Daniels Midland Company	31,058	1,319,965
Campbell Soup Company	10,673	384,441
ConAgra Foods Incorporated	26,902	628,700
General Mills Incorporated	33,030	1,556,704
Hormel Foods Corporation «	15,104	654,909
Kellogg Company	14,034	789,553
Lamb Weston Holdings Incorporated	8,113	562,312
McCormick & Company Incorporated	6,746	917,321
Mondelez International Incorporated Class A	80,539	3,798,219
The Hershey Company	7,769	859,873
The J.M. Smucker Company	6,302	667,445
The Kraft Heinz Company	34,452	1,143,462
Tyson Foods Incorporated Class A	16,348	1,008,018

		14,290,922

Household Products : 1.58%
Church & Dwight Company Incorporated	13,641	897,578
Colgate-Palmolive Company	48,047	3,164,856
Kimberly-Clark Corporation	19,184	2,241,267
The Clorox Company	7,072	1,117,588
The Procter & Gamble Company	138,018	13,601,674

		21,022,963

3

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Personal Products : 0.16%
Coty Incorporated Class A	24,965	$274,615
The Estee Lauder Companies Incorporated Class A	12,182	1,911,843

		2,186,458

Tobacco : 0.97%
Altria Group Incorporated	104,094	5,455,567
Philip Morris International Incorporated	86,117	7,487,012

		12,942,579

Energy : 5.24%

Energy Equipment & Services : 0.53%
Baker Hughes Incorporated	28,440	750,247
Halliburton Company	48,531	1,489,416
Helmerich & Payne Incorporated	6,040	327,368
National Oilwell Varco Incorporated	21,238	597,637
Schlumberger Limited	76,715	3,380,063
TechnipFMC plc	23,570	525,375

		7,070,106

Oil, Gas & Consumable Fuels : 4.71%
Anadarko Petroleum Corporation	27,936	1,215,216
Apache Corporation	21,026	697,643
Cabot Oil & Gas Corporation	23,886	588,073
Chevron Corporation	105,852	12,657,782
Cimarex Energy Company	5,545	398,741
Concho Resources Incorporated	11,093	1,220,230
ConocoPhillips	63,776	4,327,202
Devon Energy Corporation	25,937	765,401
Diamondback Energy Incorporated	8,545	879,537
EOG Resources Incorporated	32,125	3,019,750
Exxon Mobil Corporation	234,542	18,535,854
Hess Corporation	13,786	797,520
HollyFrontier Corporation	8,831	452,147
Kinder Morgan Incorporated	105,146	2,014,597
Marathon Oil Corporation	46,051	764,447
Marathon Petroleum Corporation	38,272	2,373,247
Noble Energy Incorporated	26,580	588,747
Occidental Petroleum Corporation	41,827	2,766,856
ONEOK Incorporated	22,788	1,464,357
Phillips 66 Company	23,502	2,264,653
Pioneer Natural Resources Company	9,443	1,330,991
The Williams Companies Incorporated	67,061	1,789,858
Valero Energy Corporation	23,506	1,917,149

		62,829,998

Financials : 12.95%

Banks : 5.63%
Bank of America Corporation	505,624	14,703,546
BB&T Corporation	42,690	2,175,909
Citigroup Incorporated	135,288	8,655,726
Citizens Financial Group Incorporated	25,921	957,522
Comerica Incorporated	8,958	780,331
Fifth Third Bancorp	36,320	1,001,706
First Republic Bank	9,073	952,484
Huntington Bancshares Incorporated	58,806	847,394
JPMorgan Chase & Company	184,220	19,225,199
KeyCorp	57,310	1,012,095
M&T Bank Corporation	7,775	1,345,542
People’s United Financial Incorporated	20,910	371,362
PNC Financial Services Group Incorporated	25,562	3,221,323
Regions Financial Corporation	57,274	939,294
SunTrust Banks Incorporated	24,889	1,614,549

4

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Banks (continued)
SVB Financial Group †	2,950	$729,122
US Bancorp	84,156	4,350,024
Wells Fargo & Company (l)	234,693	11,708,834
Zions Bancorporation	10,647	544,062

		75,136,024

Capital Markets : 2.66%
Affiliated Managers Group Incorporated	2,918	319,842
Ameriprise Financial Incorporated	7,720	1,016,184
Bank of New York Mellon Corporation	50,394	2,644,677
BlackRock Incorporated	6,727	2,981,541
CBOE Holdings Incorporated	6,216	596,177
CME Group Incorporated	19,820	3,605,456
E*TRADE Financial Corporation	14,084	689,975
Franklin Resources Incorporated	16,486	537,608
Intercontinental Exchange Incorporated	31,554	2,434,391
Invesco Limited	22,787	440,928
Moody’s Corporation	9,234	1,598,590
Morgan Stanley	72,422	3,040,276
MSCI Incorporated	4,877	900,879
Northern Trust Corporation	12,265	1,143,098
Raymond James Financial Incorporated	7,144	589,952
S&P Global Incorporated	13,899	2,784,943
State Street Corporation	21,025	1,511,067
T. Rowe Price Group Incorporated	13,332	1,338,933
The Charles Schwab Corporation	66,582	3,063,438
The Goldman Sachs Group Incorporated	19,164	3,769,559
The NASDAQ OMX Group Incorporated	6,358	582,202

		35,589,716

Consumer Finance : 0.67%
American Express Company	38,806	4,180,958
Capital One Financial Corporation	26,239	2,193,056
Discover Financial Services	18,612	1,332,805
Synchrony Financial	36,631	1,194,537

		8,901,356

Diversified Financial Services : 1.65%
Berkshire Hathaway Incorporated Class B †	107,770	21,694,101
Jefferies Financial Group Incorporated	14,734	298,658

		21,992,759

Insurance : 2.34%
AFLAC Incorporated	42,173	2,072,381
American International Group Incorporated	49,007	2,117,102
Aon plc	13,342	2,288,553
Arthur J. Gallagher & Company	10,174	816,769
Assurant Incorporated	2,888	297,435
Brighthouse Financial Incorporated †	6,570	254,390
Chubb Limited	25,527	3,418,065
Cincinnati Financial Corporation	8,384	727,899
Everest Reinsurance Group Limited	2,252	509,200
Lincoln National Corporation	11,833	739,799
Loews Corporation	15,317	729,396
Marsh & McLennan Companies Incorporated	27,904	2,595,630
MetLife Incorporated	54,668	2,470,447
Principal Financial Group Incorporated	14,583	767,649
Prudential Financial Incorporated	22,879	2,192,952
The Allstate Corporation	19,081	1,800,865
The Hartford Financial Services Group Incorporated	19,873	980,931
The Progressive Corporation	32,302	2,354,816
The Travelers Companies Incorporated	14,674	1,950,321
Torchmark Corporation	5,685	469,354

5

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Insurance (continued)
Unum Group	12,118	$452,728
Willis Towers Watson plc	7,198	1,238,200

		31,244,882

Health Care : 14.39%

Biotechnology : 2.39%
AbbVie Incorporated	83,330	6,603,069
Alexion Pharmaceuticals Incorporated †	12,359	1,672,543
Amgen Incorporated	35,300	6,709,824
Biogen Idec Incorporated †	11,162	3,661,248
Celgene Corporation †	38,737	3,219,819
Gilead Sciences Incorporated	71,663	4,659,528
Incyte Corporation †	9,785	843,761
Regeneron Pharmaceuticals Incorporated †	4,300	1,852,182
Vertex Pharmaceuticals Incorporated †	14,157	2,672,134

		31,894,108

Health Care Equipment & Supplies : 3.35%
Abbott Laboratories	97,296	7,552,116
ABIOMED Incorporated †	2,495	834,578
Align Technology Incorporated †	4,032	1,044,167
Baxter International Incorporated	27,416	2,048,798
Becton Dickinson & Company	14,861	3,697,268
Boston Scientific Corporation †	76,659	3,075,559
Danaher Corporation	34,169	4,340,146
Dentsply Sirona Incorporated	12,329	514,859
Edwards Lifesciences Corporation †	11,581	1,960,547
Hologic Incorporated †	14,924	703,667
IDEXX Laboratories Incorporated †	4,777	1,008,090
Intuitive Surgical Incorporated †	6,326	3,464,181
Medtronic plc	74,401	6,733,291
ResMed Incorporated	7,894	808,582
Stryker Corporation	17,205	3,243,315
Teleflex Incorporated	2,547	738,222
The Cooper Companies Incorporated	2,722	778,465
Varian Medical Systems Incorporated †	5,048	678,249
Zimmer Biomet Holdings Incorporated	11,300	1,402,556

		44,626,656

Health Care Providers & Services : 2.80%
AmerisourceBergen Corporation	8,688	723,710
Anthem Incorporated	14,328	4,308,859
Cardinal Health Incorporated	16,505	896,882
Centene Corporation †	22,752	1,385,369
Cigna Corporation	21,094	3,679,637
CVS Health Corporation	71,640	4,142,941
DaVita HealthCare Partners Incorporated †	6,988	397,617
HCA Holdings Incorporated	14,871	2,067,664
Henry Schein Incorporated	8,445	500,789
Humana Incorporated	7,600	2,166,304
Laboratory Corporation of America Holdings †	5,590	828,662
McKesson Corporation	10,823	1,376,253
Quest Diagnostics Incorporated	7,538	652,414
UnitedHealth Group Incorporated	53,294	12,908,873
Universal Health Services Incorporated Class B	4,723	655,694
WellCare Health Plans Incorporated †	2,769	702,163

		37,393,831

Health Care Technology : 0.08%
Cerner Corporation †	18,253	1,021,255

Life Sciences Tools & Services : 1.01%
Agilent Technologies Incorporated	17,659	1,402,831

6

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Life Sciences Tools & Services (continued)
Illumina Incorporated †	8,143	$2,546,886
IQVIA Holdings Incorporated †	8,777	1,229,658
Mettler-Toledo International Incorporated †	1,387	944,422
PerkinElmer Incorporated	6,162	580,214
Thermo Fisher Scientific Incorporated	22,302	5,788,930
Waters Corporation †	4,196	1,016,355

		13,509,296

Pharmaceuticals : 4.76%
Allergan plc	17,564	2,418,738
Bristol-Myers Squibb Company	90,420	4,671,097
Eli Lilly & Company	52,229	6,596,000
Johnson & Johnson	148,575	20,301,288
Merck & Company Incorporated	144,054	11,710,150
Mylan NV †	28,565	753,830
Nektar Therapeutics †	9,588	388,698
Perrigo Company plc	6,924	337,199
Pfizer Incorporated	320,224	13,881,710
Zoetis Incorporated	26,616	2,508,026

		63,566,736

Industrials : 9.51%

Aerospace & Defense : 2.69%
Arconic Incorporated	23,826	440,543
General Dynamics Corporation	15,422	2,625,133
Harris Corporation	6,518	1,075,014
Huntington Ingalls Industries Incorporated	2,380	498,396
L-3 Technologies Incorporated	4,360	923,230
Lockheed Martin Corporation	13,708	4,241,392
Northrop Grumman Corporation	9,618	2,788,835
Raytheon Company	15,765	2,940,173
Textron Incorporated	13,459	730,824
The Boeing Company	29,257	12,871,910
TransDigm Group Incorporated †	2,688	1,166,834
United Technologies Corporation	44,960	5,650,123

		35,952,407

Air Freight & Logistics : 0.61%
C.H. Robinson Worldwide Incorporated	7,617	688,424
Expeditors International of Washington Incorporated	9,561	716,597
FedEx Corporation	13,430	2,430,830
United Parcel Service Incorporated Class B	38,513	4,244,133

		8,079,984

Airlines : 0.42%
Alaska Air Group Incorporated	6,831	421,473
American Airlines Group Incorporated	22,708	809,086
Delta Air Lines Incorporated	34,563	1,713,634
Southwest Airlines Company	28,035	1,571,081
United Continental Holdings Incorporated †	12,679	1,113,343

		5,628,617

Building Products : 0.28%
A.O. Smith Corporation	7,971	413,934
Allegion plc	5,266	473,729
Fortune Brands Home & Security Incorporated	7,833	369,091
Johnson Controls International plc	51,191	1,805,507
Masco Corporation	16,924	635,665

		3,697,926

7

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Commercial Services & Supplies : 0.38%
Cintas Corporation	4,797	$991,060
Copart Incorporated †	11,408	669,307
Republic Services Incorporated	12,047	944,846
Rollins Incorporated	8,160	323,626
Waste Management Incorporated	21,729	2,200,061

		5,128,900

Construction & Engineering : 0.08%
Fluor Corporation	7,793	293,017
Jacobs Engineering Group Incorporated	6,623	488,645
Quanta Services Incorporated	8,090	288,328

		1,069,990

Electrical Equipment : 0.49%
AMETEK Incorporated	12,859	1,023,319
Eaton Corporation plc	24,009	1,915,198
Emerson Electric Company	34,688	2,363,987
Rockwell Automation Incorporated	6,686	1,193,852

		6,496,356

Industrial Conglomerates : 1.49%
3M Company	32,257	6,689,779
General Electric Company	481,854	5,006,463
Honeywell International Incorporated	41,010	6,318,411
Roper Industries Incorporated	5,730	1,854,515

		19,869,168

Machinery : 1.56%
Caterpillar Incorporated	32,690	4,489,645
Cummins Incorporated	8,183	1,260,918
Deere & Company	17,820	2,923,193
Dover Corporation	8,106	733,836
Flowserve Corporation	7,249	321,928
Fortive Corporation	16,281	1,328,041
Illinois Tool Works Incorporated	16,910	2,436,393
Ingersoll-Rand plc	13,609	1,436,566
PACCAR Incorporated	19,358	1,312,472
Parker-Hannifin Corporation	7,332	1,291,605
Pentair plc	8,848	376,394
Snap-on Incorporated	3,085	493,600
Stanley Black & Decker Incorporated	8,368	1,108,174
Wabtec Corporation	7,399	542,054
Xylem Incorporated	9,956	752,176

		20,806,995

Professional Services : 0.29%
Equifax Incorporated	6,680	731,527
IHS Markit Limited †	19,871	1,056,541
Nielsen Holdings plc	19,665	515,223
Robert Half International Incorporated	6,729	458,851
Verisk Analytics Incorporated	9,120	1,153,042

		3,915,184

Road & Rail : 1.04%
CSX Corporation	44,440	3,229,455
J.B. Hunt Transport Services Incorporated	4,838	520,907
Kansas City Southern	5,634	612,078
Norfolk Southern Corporation	15,087	2,705,099
Union Pacific Corporation	40,816	6,844,843

		13,912,382

8

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Trading Companies & Distributors : 0.18%
Fastenal Company	15,902	$1,000,872
United Rentals Incorporated †	4,493	604,713
W.W. Grainger Incorporated	2,527	770,154

		2,375,739

Information Technology : 20.02%

Communications Equipment : 1.21%
Arista Networks Incorporated †	2,883	822,376
Cisco Systems Incorporated	249,065	12,894,095
F5 Networks Incorporated †	3,359	564,782
Juniper Networks Incorporated	19,121	517,797
Motorola Solutions Incorporated	9,059	1,296,524

		16,095,574

Electronic Equipment, Instruments & Components : 0.47%
Amphenol Corporation Class A	16,693	1,568,641
Corning Incorporated	44,340	1,543,475
FLIR Systems Incorporated	7,664	394,313
IPG Photonics Corporation †	1,982	307,269
Keysight Technologies Incorporated †	10,383	876,429
TE Connectivity Limited	19,003	1,559,956

		6,250,083

IT Services : 4.85%
Accenture plc Class A	35,313	5,698,812
Akamai Technologies Incorporated †	9,022	628,473
Alliance Data Systems Corporation	2,595	448,935
Automatic Data Processing Incorporated	24,249	3,710,824
Broadridge Financial Solutions Incorporated	6,468	654,885
Cognizant Technology Solutions Corporation Class A	32,077	2,276,825
DXC Technology Company	15,518	1,022,015
Fidelity National Information Services Incorporated	18,142	1,962,057
Fiserv Incorporated †	22,074	1,869,447
FleetCor Technologies Incorporated †	4,912	1,145,871
Gartner Incorporated †	5,035	716,481
Global Payments Incorporated	8,765	1,142,781
International Business Machines Corporation	50,345	6,954,155
Jack Henry & Associates Incorporated	4,282	567,922
MasterCard Incorporated Class A	50,336	11,314,023
Paychex Incorporated	17,704	1,363,562
PayPal Holdings Incorporated †	65,278	6,401,813
Total System Services Incorporated	9,298	877,731
VeriSign Incorporated †	5,893	1,049,190
Visa Incorporated Class A	97,347	14,419,038
Western Union Company	24,530	438,351

		64,663,191

Semiconductors & Semiconductor Equipment : 3.72%
Advanced Micro Devices Incorporated †	48,721	1,146,405
Analog Devices Incorporated	20,506	2,193,322
Applied Materials Incorporated	54,455	2,087,805
Broadcom Incorporated	22,904	6,306,845
Intel Corporation	252,834	13,390,089
KLA-Tencor Corporation	9,152	1,056,964
Lam Research Corporation	8,597	1,513,846
Maxim Integrated Products Incorporated	15,349	835,446
Microchip Technology Incorporated «	13,102	1,138,171
Micron Technology Incorporated †	62,051	2,536,645
NVIDIA Corporation	33,792	5,212,754
Qorvo Incorporated †	6,919	485,299
QUALCOMM Incorporated	67,151	3,585,192
Skyworks Solutions Incorporated	9,835	803,126

9

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments Incorporated	53,212	$5,628,765
Xilinx Incorporated	14,018	1,756,455

		49,677,129

Software : 6.10%
Adobe Systems Incorporated †	27,041	7,098,263
Ansys Incorporated †	4,629	820,537
Autodesk Incorporated †	12,133	1,977,800
Cadence Design Systems Incorporated †	15,630	894,818
Citrix Systems Incorporated	7,092	748,206
Fortinet Incorporated †	8,022	696,229
Intuit Incorporated	14,378	3,553,235
Microsoft Corporation	428,163	47,967,101
Oracle Corporation	141,160	7,358,671
Red Hat Incorporated †	9,792	1,788,019
Salesforce.com Incorporated †	42,379	6,935,323
Symantec Corporation	35,393	795,989
Synopsys Incorporated †	8,269	840,792

		81,474,983

Technology Hardware, Storage & Peripherals : 3.67%
Apple Incorporated	249,739	43,242,308
Hewlett Packard Enterprise Company	78,831	1,291,252
HP Incorporated	87,662	1,729,571
NetApp Incorporated	13,954	909,801
Seagate Technology plc	14,428	671,768
Western Digital Corporation	16,033	806,460
Xerox Corporation	11,484	354,856

		49,006,016

Materials : 2.59%

Chemicals : 1.95%
Air Products & Chemicals Incorporated	12,162	2,203,511
Albemarle Corporation	5,884	537,150
Celanese Corporation Series A	7,410	757,969
CF Industries Holdings Incorporated	12,785	539,527
DowDuPont Incorporated	127,095	6,765,267
Eastman Chemical Company	7,758	641,509
Ecolab Incorporated	14,083	2,378,760
FMC Corporation	7,460	667,670
International Flavors & Fragrances Incorporated	5,611	715,403
Linde plc	30,527	5,288,497
LyondellBasell Industries NV Class A	17,428	1,490,443
PPG Industries Incorporated	13,289	1,487,969
The Mosaic Company	19,646	614,330
The Sherwin-Williams Company	4,564	1,977,125

		26,065,130

Construction Materials : 0.11%
Martin Marietta Materials Incorporated	3,474	652,417
Vulcan Materials Company	7,315	815,330

		1,467,747

Containers & Packaging : 0.30%
Avery Dennison Corporation	4,804	519,024
Ball Corporation	18,790	1,029,316
International Paper Company	22,438	1,028,109
Packaging Corporation of America	5,235	500,414
Sealed Air Corporation	8,693	379,189
WestRock Company	14,046	525,039

		3,981,091

10

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Metals & Mining : 0.23%
Freeport-McMoRan Incorporated	80,273	$1,035,522
Newmont Mining Corporation	29,508	1,006,813
Nucor Corporation	17,391	1,053,373

		3,095,708

Real Estate : 2.89%

Equity REITs : 2.82%
Alexandria Real Estate Equities Incorporated	5,957	809,497
American Tower Corporation	24,402	4,298,412
Apartment Investment & Management Company Class A	8,361	409,114
AvalonBay Communities Incorporated	7,657	1,490,282
Boston Properties Incorporated	8,556	1,135,296
Crown Castle International Corporation	22,982	2,729,113
Digital Realty Trust Incorporated	11,428	1,292,735
Duke Realty Corporation	19,850	586,965
Equinix Incorporated	4,453	1,885,846
Equity Residential Company Limited	20,411	1,504,087
Essex Property Trust Incorporated	3,660	1,024,214
Extra Space Storage Incorporated	7,009	672,443
Federal Realty Investment Trust	4,092	546,650
HCP Incorporated	26,451	813,897
Host Hotels & Resorts Incorporated	41,108	806,128
Iron Mountain Incorporated	15,856	561,620
Kimco Realty Corporation	23,344	410,621
Mid-America Apartment Communities Incorporated	6,306	653,175
Prologis Incorporated	34,874	2,443,272
Public Storage Incorporated	8,307	1,756,847
Realty Income Corporation	16,349	1,130,697
Regency Centers Corporation	9,387	612,502
SBA Communications Corporation †	6,278	1,133,556
Simon Property Group Incorporated	17,134	3,103,995
SL Green Realty Corporation	4,724	428,561
The Macerich Company	5,860	255,496
UDR Incorporated	15,264	678,027
Ventas Incorporated	19,747	1,239,124
Vornado Realty Trust	9,593	645,705
Welltower Incorporated	20,810	1,546,391
Weyerhaeuser Company	41,504	1,033,035

		37,637,303

Real Estate Management & Development : 0.07%
CBRE Group Incorporated Class A †	17,562	873,885

Utilities : 3.15%

Electric Utilities : 1.90%
Alliant Energy Corporation	13,070	599,521
American Electric Power Company Incorporated	27,317	2,216,775
Duke Energy Corporation	39,492	3,540,853
Edison International	18,049	1,080,955
Entergy Corporation	10,035	936,567
Evergy Incorporated	14,595	816,006
Eversource Energy	17,555	1,225,515
Exelon Corporation	53,570	2,602,966
FirstEnergy Corporation	26,916	1,096,827
NextEra Energy Incorporated	26,477	4,970,262
Pinnacle West Capital Corporation	6,209	582,032
PPL Corporation	39,897	1,283,486
The Southern Company	56,998	2,832,231
Xcel Energy Incorporated	28,476	1,562,193

		25,346,189

11

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Index Portfolio

Security name				Shares	Value
Gas Utilities : 0.05%
Atmos Energy Corporation				6,474	$639,955

Independent Power & Renewable Electricity Producers : 0.10%
AES Corporation				36,690	632,169
NRG Energy Incorporated				16,061	669,422

					1,301,591

Multi-Utilities : 1.03%
Ameren Corporation				13,533	964,091
CenterPoint Energy Incorporated				27,765	836,837
CMS Energy Corporation				15,696	853,862
Consolidated Edison Incorporated				17,255	1,422,675
Dominion Energy Incorporated				42,334	3,136,526
DTE Energy Company				10,078	1,245,238
NiSource Incorporated				20,125	542,973
Public Service Enterprise Group Incorporated				28,001	1,646,739
Sempra Energy				15,160	1,825,870
WEC Energy Group Incorporated				17,479	1,333,298

					13,808,109

Water Utilities : 0.07%
American Water Works Company Incorporated				10,005	1,016,706

Total Common Stocks (Cost $425,657,057)					1,295,721,696

		Yield
Short-Term Investments : 2.84%

Investment Companies : 2.67%
Securities Lending Cash Investments LLC (l)(r)(u)		2.56%		2,456,465	2,456,711
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.34		33,261,578	33,261,578

					35,718,289

			Maturity date	Principal
U.S. Treasury Securities : 0.17%
U.S. Treasury Bill #(z)		2.18	3-14-2019	$2,268,000	2,266,074

Total Short-Term Investments (Cost $37,984,217)					37,984,363

Total investments in securities (Cost $463,641,274)	99.92%				1,333,706,059
Other assets and liabilities, net	0.08				1,021,412

Total net assets	100.00%				$1,334,727,471

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

REIT	Real estate investment trust

12

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 Index	51	3-14-2019	$34,982,905	$35,504,925	$522,020	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Financials
Banks
Wells Fargo & Company	308,208	890	74,405	234,693	$11,708,834	0.88%
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	6,535,529	38,439,180	42,518,244	2,456,465	2,456,711
Wells Fargo Government Money Market Fund Select Class	17,497,109	287,263,954	271,499,485	33,261,578	33,261,578	2.67

					$47,427,123	3.55%

Wells Fargo Index Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$130,846,569	$0	$0	$130,846,569
Consumer discretionary	128,222,934	0	0	128,222,934
Consumer staples	92,541,432	0	0	92,541,432
Energy	69,900,104	0	0	69,900,104
Financials	172,864,737	0	0	172,864,737
Health care	192,011,882	0	0	192,011,882
Industrials	126,933,648	0	0	126,933,648
Information technology	267,166,976	0	0	267,166,976
Materials	34,609,676	0	0	34,609,676
Real estate	38,511,188	0	0	38,511,188
Utilities	42,112,550	0	0	42,112,550
Short-term investments
Investment companies	33,261,578	2,456,711	0	35,718,289
U.S. Treasury securities	2,266,074	0	0	2,266,074

	1,331,249,348	2,456,711	0	1,333,706,059

Futures contracts	522,020	0	0	522,020

Total assets	$1,331,771,368	$2,456,711	$0	$1,334,228,079

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At February 28, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo International Growth Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 91.67%

Belgium : 0.77%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	22,065	$1,720,456

Brazil : 2.65%
B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	101,405	885,234
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	318,644	5,009,084

		5,894,318

Canada : 1.37%
Canadian National Railway Company (Industrials, Road & Rail)	11,052	949,146
Canadian Pacific Railway Limited (Industrials, Road & Rail)	5,311	1,096,615
Dollarama Incorporated (Consumer Discretionary, Multiline Retail)	24,188	654,718
Fortis Incorporated (Utilities, Electric Utilities)	9,409	339,266

		3,039,745

Denmark : 1.94%
Genmab AS (Health Care, Biotechnology) †	25,059	4,330,365

Finland : 1.03%
Fortum Oyj (Utilities, Electric Utilities)	103,272	2,292,949

France : 9.09%
Air Liquide SA (Materials, Chemicals)	42,999	5,362,892
Amundi SA (Financials, Diversified Financial Services)	9,510	635,615
BNP Paribas SA (Financials, Banks)	76,437	3,917,227
Eiffage SA (Industrials, Construction & Engineering)	28,674	2,797,734
Groupe Danone SA (Consumer Staples, Food Products)	20,632	1,556,623
Safran SA (Industrials, Aerospace & Defense)	13,642	1,860,498
Schneider Electric SE (Industrials, Electrical Equipment)	9,864	767,659
Vinci SA (Industrials, Construction & Engineering)	34,942	3,335,380

		20,233,628

Germany : 19.06%
Adidas AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,418	1,316,353
Allianz AG (Financials, Insurance)	25,656	5,708,078
Beiersdorf AG (Consumer Staples, Personal Products)	25,613	2,376,128
Deutsche Boerse AG (Financials, Capital Markets)	101,434	12,818,278
Deutsche Post AG (Industrials, Air Freight & Logistics)	238,966	7,425,896
Symrise AG (Materials, Chemicals)	29,692	2,616,743
Wirecard AG (Information Technology, IT Services)	74,104	10,156,891

		42,418,367

Hong Kong : 4.10%
AIA Group Limited (Financials, Insurance)	779,800	7,798,248
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	538,000	1,329,622

		9,127,870

India : 1.84%
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	157,834	4,085,748

Indonesia : 0.69%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	5,626,800	1,539,945

Ireland : 11.77%
Linde plc (Materials, Chemicals)	84,454	14,678,297
Medtronic plc (Health Care, Health Care Equipment & Supplies)	84,540	7,650,870
Willis Towers Watson plc (Financials, Insurance)	22,436	3,859,441

		26,188,608

1

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo International Growth Portfolio

Security name		Shares	Value
Italy : 2.79%
Assicurazioni Generali SpA (Financials, Insurance)		127,813	$2,281,752
Intesa Sanpaolo SpA (Financials, Banks)		1,594,661	3,934,232

			6,215,984

Japan : 3.40%
CALBEE Incorporated (Consumer Staples, Food Products) «		45,600	1,262,064
Japan Exchange Group Incorporated (Financials, Capital Markets)		114,000	2,009,689
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)		41,400	2,625,918
Taiyo Nippon Sanso Corporation (Materials, Chemicals)		117,900	1,663,811

			7,561,482

Netherlands : 9.81%
Airbus SE (Industrials, Aerospace & Defense)		69,579	8,990,598
Akzo Nobel NV (Materials, Chemicals)		13,543	1,228,199
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)		5,024	920,728
ING Groep NV (Financials, Banks)		563,866	7,460,405
Koninklijke DSM NV (Materials, Chemicals)		30,102	3,232,209

			21,832,139

Russia : 1.28%
MMC Norilsk Nickel PJSC ADR (Materials, Metals & Mining)		133,452	2,855,873

Switzerland : 6.08%
Idorsia Limited (Health Care, Biotechnology) †		28,379	484,807
Lonza Group AG (Health Care, Life Sciences Tools & Services)		10,758	2,991,178
Nestle SA (Consumer Staples, Food Products)		93,111	8,429,948
Sonova Holding AG (Health Care, Health Care Equipment & Supplies)		8,704	1,627,776

			13,533,709

United Kingdom : 9.31%
Aon plc (Financials, Insurance)		41,052	7,041,650
AVEVA Group plc (Information Technology, Software)		11,679	466,262
ConvaTec Limited (Health Care, Health Care Equipment & Supplies) 144A		564,578	993,320
Experian Group Limited plc (Industrials, Professional Services)		100,688	2,622,205
Ferguson plc (Industrials, Trading Companies & Distributors)		45,646	3,160,927
London Stock Exchange Group plc (Financials, Capital Markets)		59,294	3,544,511
RELX plc (Industrials, Professional Services)		41,116	942,896
Rentokil Initial plc (Industrials, Commercial Services & Supplies)		421,391	1,961,780

			20,733,551

United States : 4.69%
Alphabet Incorporated Class A (Communication Services, Interactive Media & Services) †		2,001	2,254,226
Alphabet Incorporated Class C (Communication Services, Interactive Media & Services) †		2,013	2,254,399
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †		2,002	3,282,940
Intercontinental Exchange Incorporated (Financials, Capital Markets)		31,073	2,397,282
WABCO Holdings Incorporated (Industrials, Machinery) †		1,756	241,503

			10,430,350

Total Common Stocks (Cost $191,333,562)			204,035,087

	Expiration date
Participation Notes : 2.06%

Ireland : 2.06%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)†(a)	10-29-2019	332,115	4,588,624

Total Participation Notes (Cost $4,603,150)			4,588,624

2

Wells Fargo International Growth Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name		Dividend yield	Shares	Value
Preferred Stocks : 2.37%

Brazil : 2.37%
Petroleo Brasileiro SA (Energy, Oil, Gas & Consumable Fuels)		3.21%	730,391	$5,261,872

Total Preferred Stocks (Cost $3,150,326)				5,261,872

		Yield
Short-Term Investments : 3.71%

Investment Companies : 3.71%
Securities Lending Cash Investments LLC (l)(r)(u)		2.56	1,136	1,136
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.34	8,263,242	8,263,242

Total Short-Term Investments (Cost $8,264,378)				8,264,378

Total investments in securities (Cost $207,351,416)	99.81%			222,149,961
Other assets and liabilities, net	0.19			424,814

Total net assets	100.00%			$222,574,775

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

3

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	427,749	43,198,186	43,624,799	1,136	$1,136
Wells Fargo Government Money Market Fund Select Class	1,633,072	135,423,459	128,793,289	8,263,242	8,263,242

					$8,264,378	3.71%

Wells Fargo International Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Portfolio may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Portfolio has no rights against the issuer of the underlying foreign security and participation notes expose the Portfolio to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Belgium	$1,720,456	$0	$0	$1,720,456
Brazil	5,894,318	0	0	5,894,318
Canada	3,039,745	0	0	3,039,745
Denmark	4,330,365	0	0	4,330,365
Finland	2,292,949	0	0	2,292,949
France	20,233,628	0	0	20,233,628
Germany	42,418,367	0	0	42,418,367
Hong Kong	9,127,870	0	0	9,127,870
India	4,085,748	0	0	4,085,748
Indonesia	1,539,945	0	0	1,539,945
Ireland	26,188,608	0	0	26,188,608
Italy	6,215,984	0	0	6,215,984
Japan	7,561,482	0	0	7,561,482
Netherlands	21,832,139	0	0	21,832,139
Russia	2,855,873	0	0	2,855,873
Switzerland	13,533,709	0	0	13,533,709
United Kingdom	20,733,551	0	0	20,733,551
United States	10,430,350	0	0	10,430,350
Participation notes
Ireland	0	4,588,624	0	4,588,624
Preferred stocks
Brazil	5,261,872	0	0	5,261,872
Short-term investments
Investment companies	8,263,242	1,136	0	8,264,378

Total assets	$217,560,201	$4,589,760	$0	$222,149,961

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At February 28, 2019, the portfolio did not have any transfers into/out of Level 3.

Wells Fargo International Value Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 97.97%

Australia : 5.22%
AGL Energy Limited (Utilities, Multi-Utilities)	207,000	$3,114,381
Asaleo Care Limited (Consumer Staples, Personal Products)	1,262,800	855,458
Bendigo Bank Limited (Financials, Banks)	177,300	1,240,070
BlueScope Steel Limited (Materials, Metals & Mining)	266,242	2,542,040
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	960,600	5,430,772
CSR Limited (Materials, Construction Materials)	897,866	2,139,989
Fortescue Metals Group Limited (Materials, Metals & Mining)	927,200	3,985,719
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail) «	1,226,186	3,131,263
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	407,700	3,724,923
Macquarie Group Limited (Financials, Capital Markets)	67,700	6,177,679
Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,164,200	2,155,404
Mineral Resources Limited (Materials, Metals & Mining)	300,500	3,208,054
Mirvac Group (Real Estate, Equity REITs)	2,065,070	3,764,684
Myer Holdings Limited (Consumer Discretionary, Multiline Retail) «†	1,702,400	464,925
Qantas Airways Limited (Industrials, Airlines)	1,142,785	4,644,937
Retail Food Group Limited (Consumer Discretionary, Food Products) «†	163,800	31,372
Rio Tinto Limited (Materials, Metals & Mining)	134,687	9,187,150
South32 Limited (Materials, Metals & Mining)	1,583,900	4,393,040

		60,191,860

Austria : 0.84%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	89,986	4,735,944
Raiffeisen Bank International AG (Financials, Banks)	111,330	2,839,095
Voestalpine AG (Materials, Metals & Mining)	69,168	2,141,536

		9,716,575

Belgium : 0.62%
Bpost SA (Industrials, Air Freight & Logistics)	68,200	622,144
UCB SA (Health Care, Pharmaceuticals)	77,200	6,469,921

		7,092,065

Brazil : 0.97%
Banco de Brasil SA (Financials, Banks)	268,900	3,622,417
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	282,500	4,659,259
JBS SA (Consumer Staples, Food Products)	805,600	2,880,398

		11,162,074

Canada : 1.10%
George Weston Limited (Consumer Staples, Food & Staples Retailing)	7,198	513,068
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	111,100	5,533,260
Magna International Incorporated (Consumer Discretionary, Auto Components)	90,400	4,770,224
WestJet Airlines Limited (Industrials, Airlines)	120,000	1,902,200

		12,718,752

China : 3.49%
Agile Property Holdings Limited (Real Estate, Real Estate Management & Development)	1,900,000	2,374,471
China Communications Services Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services)	2,836,000	2,850,542
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	6,634,000	5,729,930
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	3,201,500	4,608,675
China Resources Cement Holdings Limited (Materials, Construction Materials)	4,106,000	4,372,899
China Telecom Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services)	10,590,000	5,733,622
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	3,154,000	3,354,999

1

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo International Value Portfolio

Security name	Shares	Value
China (continued)
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	4,298,000	$5,146,814
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	1,061,600	2,385,633
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	1,777,300	3,667,921

		40,225,506

Denmark : 0.71%
Danske Bank AS (Financials, Banks)	150,300	2,990,258
DFDS AS (Industrials, Marine)	59,227	2,707,014
Sydbank AS (Financials, Banks)	102,782	2,447,582

		8,144,854

Finland : 0.55%
Outokumpu Oyj (Materials, Metals & Mining)	695,100	2,769,616
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	118,000	3,559,489

		6,329,105

France : 9.38%
Air France-KLM SA (Industrials, Airlines) †	288,100	3,557,174
Arkema SA (Materials, Chemicals)	42,992	4,334,604
AXA SA (Financials, Insurance)	233,600	5,923,964
BNP Paribas SA (Financials, Banks)	123,579	6,333,150
Compagnie de Saint-Gobain SA (Industrials, Building Products)	152,637	5,496,710
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	32,700	3,924,030
Credit Agricole SA (Financials, Banks)	219,328	2,802,098
Engie SA (Utilities, Multi-Utilities)	328,900	4,956,919
Natixis SA (Financials, Capital Markets)	1,548,200	8,509,148
Neopost SA (Information Technology, Technology Hardware, Storage & Peripherals)	66,600	1,748,405
Orange SA (Communication Services, Diversified Telecommunication Services)	844,700	12,913,199
Renault SA (Consumer Discretionary, Automobiles)	55,900	3,829,629
Sanofi SA (Health Care, Pharmaceuticals)	238,389	19,929,923
SCOR SE (Financials, Insurance)	70,800	3,188,239
Societe Generale SA (Financials, Banks)	63,400	1,947,086
Total SA (Energy, Oil, Gas & Consumable Fuels)	329,000	18,707,300

		108,101,578

Germany : 7.87%
Allianz AG (Financials, Insurance)	44,428	9,884,568
Aurubis AG (Materials, Metals & Mining)	43,296	2,382,078
BASF SE (Materials, Chemicals)	130,090	9,912,563
Bayer AG (Health Care, Pharmaceuticals)	90,600	7,242,559
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	91,500	7,733,934
Covestro AG (Materials, Chemicals) 144A	132,837	7,575,922
Daimler AG (Consumer Discretionary, Automobiles)	106,990	6,408,496
Deutsche Lufthansa AG (Industrials, Airlines)	223,600	5,709,791
Deutsche Post AG (Industrials, Air Freight & Logistics)	85,100	2,644,492
Kloeckner & Company SE (Industrials, Trading Companies & Distributors)	344,100	2,547,990
Leoni AG (Consumer Discretionary, Auto Components) «	72,900	1,988,423
Metro AG (Consumer Staples, Food & Staples Retailing)	368,900	6,195,469
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	28,119	6,623,874
Siemens AG (Industrials, Industrial Conglomerates)	34,200	3,739,531
Siltronic AG (Information Technology, Semiconductors & Semiconductor Equipment)	27,422	2,680,566
Volkswagen AG (Consumer Discretionary, Automobiles)	41,837	7,395,093

		90,665,349

2

Wells Fargo International Value Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Hong Kong : 3.26%
China Water Affairs Group Limited (Utilities, Water Utilities)	1,965,000	$2,047,670
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	3,948,000	4,838,340
Lee & Man Paper Manufacturing Limited (Materials, Paper & Forest Products)	3,155,000	2,905,908
Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products)	3,216,000	3,334,914
Sinotruk Hong Kong Limited (Industrials, Machinery)	3,571,500	6,497,152
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	8,404,000	2,622,988
WH Group Limited (Consumer Staples, Food Products) 144A	5,899,000	5,237,878
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	379,000	2,566,177
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	2,816,000	3,228,638
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,257,000	4,227,498

		37,507,163

India : 0.33%
Tech Mahindra Limited (Information Technology, IT Services)	321,500	3,752,387

Ireland : 0.62%
C&C Group plc (Consumer Staples, Beverages)	240,000	835,343
Grafton Group plc (Industrials, Trading Companies & Distributors)	248,800	2,636,666
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	3,693,512

		7,165,521

Israel : 0.39%
Bank Hapoalim Limited (Financials, Banks)	320,800	2,208,354
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	136,844	2,329,565

		4,537,919

Italy : 2.31%
A2A SpA (Utilities, Multi-Utilities)	2,121,107	3,758,912
Enel SpA (Utilities, Electric Utilities)	1,706,600	10,327,030
Leonardo SpA (Industrials, Aerospace & Defense)	342,737	3,456,375
Mediobanca SpA (Financials, Banks)	371,363	3,726,471
UnipolSai Assicurazioni SpA (Financials, Insurance) «	2,160,500	5,396,581

		26,665,369

Japan : 21.87%
Adeka Corporation (Materials, Chemicals)	203,500	3,025,160
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	119,800	4,669,905
Aozora Bank Limited (Financials, Banks)	64,900	1,869,008
Asahi Glass Company Limited (Industrials, Building Products)	121,800	4,217,898
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	200,800	3,665,976
Central Glass Company Limited (Industrials, Building Products)	88,800	2,079,289
Credit Saison Company Limited (Financials, Consumer Finance)	329,900	4,782,832
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail) «	89,700	872,335
Denka Company Limited (Materials, Chemicals)	99,700	3,000,884
DIC Incorporated (Materials, Chemicals)	124,900	3,966,680
Dowa Mining Company Limited (Materials, Metals & Mining)	56,900	1,858,126
Eizo Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	33,500	1,355,448
Fujikura Limited (Industrials, Electrical Equipment)	435,200	1,838,956
Geo Holdings Corporation (Consumer Discretionary, Specialty Retail)	133,700	1,958,750
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	165,800	4,960,687
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	434,600	6,220,825
Itochu Corporation (Industrials, Trading Companies & Distributors)	530,100	9,501,994
Japan Airlines Company Limited (Industrials, Airlines)	108,600	3,960,517
JFE Holdings Incorporated (Materials, Metals & Mining)	263,600	4,591,391
JTEKT Corporation (Industrials, Machinery)	322,100	3,987,781
JXTG Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	754,900	3,526,456
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	44,700	2,157,502
KDDI Corporation (Communication Services, Wireless Telecommunication Services)	544,200	13,125,929

3

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo International Value Portfolio

Security name	Shares	Value
Japan (continued)
Keihin Corporation (Consumer Discretionary, Auto Components)	180,400	$3,167,297
Komatsu Limited (Industrials, Machinery)	135,500	3,319,881
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,895,869
Makino Milling Machine Company Limited (Industrials, Machinery)	79,400	3,187,682
Marubeni Corporation (Industrials, Trading Companies & Distributors)	1,051,700	7,498,192
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	283,200	3,321,976
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	431,500	5,396,411
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	195,500	2,985,161
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	921,500	4,767,676
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	699,300	3,557,198
Mitsui Chemicals Incorporated (Materials, Chemicals)	177,100	4,310,522
Mixi Incorporated (Communication Services, Interactive Media & Services)	54,400	1,319,675
Mizuho Financial Group Incorporated (Financials, Banks)	3,425,200	5,383,708
Morinaga Milk Industry Company Limited (Consumer Staples, Food Products)	134,500	4,295,698
Nippon Telegraph & Telephone Corporation (Communication Services, Diversified Telecommunication Services)	324,200	13,963,883
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	587,500	5,072,534
Nisshinbo Holdings Incorporated (Industrials, Industrial Conglomerates)	226,100	1,929,046
Nomura Holdings Incorporated (Financials, Capital Markets)	1,144,100	4,419,768
NTN Corporation (Industrials, Machinery)	1,133,600	3,549,333
NTT DOCOMO Incorporated (Communication Services, Wireless Telecommunication Services)	98,600	2,292,396
ORIX Corporation (Financials, Diversified Financial Services)	469,600	6,791,326
Resona Holdings Incorporated (Financials, Banks)	1,348,600	6,089,359
Ryobi Limited (Industrials, Machinery)	117,400	2,871,147
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	78,700	4,504,607
SCREEN Holdings Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	50,100	1,995,640
Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	145,400	2,178,424
Sojitz Corporation (Industrials, Trading Companies & Distributors)	1,855,500	6,808,411
Sompo Holdings Incorporated (Financials, Insurance)	85,400	3,184,926
Sumitomo Heavy Industries Limited (Industrials, Machinery)	140,900	4,816,122
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	173,200	6,125,281
Teijin Limited (Materials, Chemicals)	279,600	4,683,203
The Keiyo Bank Limited (Financials, Banks)	224,300	1,392,505
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	172,900	3,522,683
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	63,000	1,592,733
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	32,500	4,417,306
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	75,000	1,753,465
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	165,400	2,102,649
Toyota Boshoku Corporation (Consumer Discretionary, Auto Components)	180,900	2,974,832
UBE Industries Limited (Materials, Chemicals)	149,300	3,380,731
ULVAC Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	107,300	3,061,176

		252,074,761

Liechtenstein : 0.08%
VP Bank AG (Financials, Capital Markets)	6,558	909,401

Malaysia : 0.31%
Tenaga Nasional Bhd (Utilities, Electric Utilities)	1,062,400	3,506,064

Netherlands : 3.11%
ABN AMRO Group NV (Financials, Banks) 144A	233,218	5,655,635
Aegon NV (Financials, Insurance)	566,623	3,047,220
ASR Nederland NV (Financials, Insurance)	83,831	3,693,995
ING Groep NV (Financials, Banks)	282,500	3,737,704
Koninklijke Ahold Delhaize NV (Consumer Staples, Food & Staples Retailing)	437,386	11,280,913
Philips Lighting NV (Industrials, Electrical Equipment) 144A	161,000	4,276,070
RHI Magnesita NV (Materials, Construction Materials)	64,721	3,791,268
X5 Retail Group NV (Consumer Staples, Food & Staples Retailing)	14,352	363,106

		35,845,911

4

Wells Fargo International Value Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Norway : 1.35%
Den Norske Bank ASA (Financials, Banks)	221,600	$4,247,270
Grieg Seafood ASA (Consumer Staples, Food Products)	336,787	4,396,476
Leroy Seafood Group ASA (Consumer Staples, Food Products)	558,599	4,210,717
Mowi ASA (Consumer Staples, Food Products)	117,900	2,719,927

		15,574,390

Poland : 0.11%
Asseco Poland SA (Information Technology, Software)	93,400	1,310,695

Russia : 1.32%
Gazprom Neft ADR (Energy, Oil, Gas & Consumable Fuels)	886	22,177
Gazprom Neft ADR - London Exchange (Energy, Oil, Gas & Consumable Fuels)	136,114	3,368,822
Gazprom PAO ADR (Energy, Oil, Gas & Consumable Fuels)	781,547	3,707,659
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels) «	46,800	3,910,140
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	50,101	4,168,403

		15,177,201

Singapore : 0.59%
DBS Group Holdings Limited (Financials, Banks)	185,700	3,411,825
United Overseas Bank Limited (Financials, Banks)	184,100	3,406,939

		6,818,764

South Africa : 0.32%
Absa Group Limited (Financials, Banks)	274,900	3,522,621
Petra Diamonds Limited (Materials, Metals & Mining) «†	604,200	178,227

		3,700,848

South Korea : 2.29%
BNK Financial Group Incorporated (Financials, Banks)	440,300	2,775,609
E-MART Incorporated (Consumer Staples, Food & Staples Retailing)	8,500	1,360,363
Industrial Bank of Korea (Financials, Banks)	264,500	3,280,675
JB Financial Group Company Limited (Financials, Banks)	25,418	134,243
KB Financial Group Incorporated (Financials, Banks)	79,300	3,127,016
KT&G Corporation (Consumer Staples, Tobacco)	38,400	3,602,027
LG Uplus Corporation (Communication Services, Diversified Telecommunication Services)	351,800	4,691,918
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	17,400	4,030,141
Woori Financial Group Incorporated (Financials, Banks)	254,400	3,347,666

		26,349,658

Spain : 1.92%
Banco Santander Central Hispano SA (Financials, Banks)	731,000	3,572,019
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing) «	483,500	313,585
Iberdrola SA (Utilities, Electric Utilities)	543,200	4,542,525
International Consolidated Airlines Group SA (Industrials, Airlines)	548,044	4,354,119
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	542,137	9,326,883

		22,109,131

Sweden : 2.51%
Boliden AB (Materials, Metals & Mining)	102,400	2,802,252
Electrolux AB Class B (Consumer Discretionary, Household Durables)	162,100	4,242,050
Nordea Bank AB (Financials, Banks)	365,491	3,314,587
Sandvik AB (Industrials, Machinery)	342,300	5,624,082
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	272,700	2,776,013
Volvo AB Class B (Industrials, Machinery)	689,107	10,147,093

		28,906,077

5

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo International Value Portfolio

Security name	Shares	Value
Switzerland : 6.93%
Baloise Holding AG (Financials, Insurance)	39,946	$6,523,920
Credit Suisse Group AG (Financials, Capital Markets)	168,600	2,085,434
Helvetia Holding AG (Financials, Insurance)	6,293	3,776,872
Roche Holding AG (Health Care, Pharmaceuticals)	104,400	29,006,683
Swiss Life Holding AG (Financials, Insurance)	29,400	12,813,987
Swiss Reinsurance AG (Financials, Insurance)	91,400	9,049,795
UBS Group AG (Financials, Capital Markets)	424,002	5,395,346
Valiant Holding AG (Financials, Banks)	17,400	1,980,502
Zurich Insurance Group AG (Financials, Insurance)	27,970	9,248,134

		79,880,673

Taiwan : 0.63%
Catcher Technology Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	328,000	2,490,033
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	1,773,057
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	1,283,000	2,968,954

		7,232,044

Thailand : 0.97%
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	2,367,100	2,478,835
Krung Thai Bank PCL ADR (Financials, Banks)	5,181,900	3,173,683
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	1,286,500	2,949,611
Thanachart Capital PCL (Financials, Banks)	1,481,500	2,620,980

		11,223,109

Turkey : 0.59%
Koç Holding AS (Industrials, Industrial Conglomerates)	1,184,300	4,135,316
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)	515,900	2,688,585

		6,823,901

United Kingdom : 15.41%
3i Group plc (Financials, Capital Markets)	456,100	5,721,599
Anglo American plc (Materials, Metals & Mining)	267,586	7,110,674
Aviva plc (Financials, Insurance)	704,391	3,953,825
Babcock International Group plc (Industrials, Commercial Services & Supplies)	196,100	1,407,126
BAE Systems plc (Industrials, Aerospace & Defense)	1,260,600	7,791,503
Barclays plc (Financials, Banks)	715,000	1,556,795
Barratt Developments plc (Consumer Discretionary, Household Durables)	480,975	3,821,267
Bellway plc (Consumer Discretionary, Household Durables)	80,100	3,213,778
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	244,800	3,511,527
BP plc (Energy, Oil, Gas & Consumable Fuels)	2,015,036	14,282,601
BT Group plc (Communication Services, Diversified Telecommunication Services)	1,099,700	3,131,586
Centrica plc (Utilities, Multi-Utilities)	2,517,300	4,156,831
Chemring Group plc (Industrials, Aerospace & Defense)	195,966	389,879
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	345,400	1,790,338
Debenhams plc (Consumer Discretionary, Multiline Retail) «	1,195,800	49,199
Firstgroup plc (Industrials, Road & Rail) †	952,400	1,128,683
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	965,207	19,169,744
Highland Gold Mining Limited (Materials, Metals & Mining)	1,280,734	2,673,756
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	236,191	7,864,690
Inchcape plc (Consumer Discretionary, Distributors)	423,425	3,173,094
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	1,270,500	3,858,941
Kingfisher plc (Consumer Discretionary, Specialty Retail)	1,323,253	4,249,088

6

Wells Fargo International Value Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name			Shares	Value
United Kingdom (continued)
Legal & General Group plc (Financials, Insurance)			2,314,194	$8,612,822
Lloyds Banking Group plc (Financials, Banks)			8,916,700	7,514,661
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)			705,000	2,552,759
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			893,000	1,170,217
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure) †			367,200	1,396,818
Paragon Group of Companies plc (Financials, Thrifts & Mortgage Finance)			501,100	2,887,169
Petrofac Limited (Energy, Energy Equipment & Services)			522,047	2,962,159
Premier Foods plc (Consumer Staples, Food Products) †			73,926	38,583
QinetiQ Group plc (Industrials, Aerospace & Defense)			773,800	3,148,779
Quilter plc (Financials, Capital Markets)			687,346	1,184,977
Redrow plc (Consumer Discretionary, Household Durables)			441,068	3,641,690
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)			786,300	24,659,577
Royal Mail plc (Industrials, Air Freight & Logistics)			539,626	2,024,092
SSE plc (Utilities, Electric Utilities)			170,400	2,686,129
Tate & Lyle plc (Consumer Staples, Food Products)			497,300	4,584,176
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)			75,800	3,971,222
The Restaurant Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			338,594	569,002

				177,611,356

Total Common Stocks (Cost $1,145,768,935)				1,129,030,061

		Dividend yield
Preferred Stocks : 0.99%

Brazil : 0.99%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks)		2.86%	957,800	6,374,879
Itausa Investimentos Itau SA (Financials, Banks)		6.59	1,524,600	5,020,913

Total Preferred Stocks (Cost $8,754,221)				11,395,792

		Yield
Short-Term Investments : 1.40%

Investment Companies : 1.40%
Securities Lending Cash Investments LLC (l)(r)(u)		2.56	13,571,596	13,572,953
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.34	2,556,328	2,556,328

Total Short-Term Investments (Cost $16,128,986)				16,129,281

Total investments in securities (Cost $1,170,652,142)	100.36%			1,156,555,134
Other assets and liabilities, net	(0.36)			(4,093,437)

Total net assets	100.00%			$1,152,461,697

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

7

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	25,301,762	255,383,131	267,113,297	13,571,596	$13,572,953
Wells Fargo Government Money Market Fund Select Class	22,685,533	118,280,684	138,409,889	2,556,328	2,556,328

					$16,129,281	1.40%

Wells Fargo International Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2019, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$60,191,860	$0	$0	$60,191,860
Austria	9,716,575	0	0	9,716,575
Belgium	7,092,065	0	0	7,092,065
Brazil	11,162,074	0	0	11,162,074
Canada	12,718,752	0	0	12,718,752
China	40,225,506	0	0	40,225,506
Denmark	8,144,854	0	0	8,144,854
Finland	6,329,105	0	0	6,329,105
France	108,101,578	0	0	108,101,578
Germany	90,665,349	0	0	90,665,349
Hong Kong	37,507,163	0	0	37,507,163
India	3,752,387	0	0	3,752,387
Ireland	7,165,521	0	0	7,165,521
Israel	4,537,919	0	0	4,537,919
Italy	26,665,369	0	0	26,665,369
Japan	252,074,761	0	0	252,074,761
Liechtenstein	909,401	0	0	909,401
Malaysia	3,506,064	0	0	3,506,064
Netherlands	35,845,911	0	0	35,845,911
Norway	15,574,390	0	0	15,574,390
Poland	1,310,695	0	0	1,310,695
Russia	15,177,201	0	0	15,177,201
Singapore	6,818,764	0	0	6,818,764
South Africa	3,700,848	0	0	3,700,848
South Korea	26,349,658	0	0	26,349,658
Spain	22,109,131	0	0	22,109,131
Sweden	28,906,077	0	0	28,906,077
Switzerland	79,880,673	0	0	79,880,673
Taiwan	0	7,232,044	0	7,232,044
Thailand	11,223,109	0	0	11,223,109
Turkey	6,823,901	0	0	6,823,901
United Kingdom	177,611,356	0	0	177,611,356
Preferred stocks
Brazil	11,395,792	0	0	11,395,792
Short-term investments
Investment companies	2,556,328	13,572,953	0	16,129,281

Total assets	$1,135,750,137	$20,804,997	$0	$1,156,555,134

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Large Company Value Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 98.40%

Communication Services : 9.07%

Diversified Telecommunication Services : 4.83%
AT&T Incorporated	276,812	$8,614,389
Verizon Communications Incorporated	77,561	4,414,772

		13,029,161

Entertainment : 1.32%
Viacom Incorporated Class B	121,866	3,560,925

Interactive Media & Services : 1.44%
Alphabet Incorporated Class A †	1,687	1,900,490
Cars.com Incorporated †	83,981	1,976,913

		3,877,403

Media : 1.48%
CBS Corporation Class B	14,753	740,748
Comcast Corporation Class A	84,194	3,255,782

		3,996,530

Consumer Discretionary : 4.81%

Hotels, Restaurants & Leisure : 3.19%
Las Vegas Sands Corporation	35,108	2,156,684
McDonald’s Corporation	3,704	680,943
Yum China Holdings Incorporated	75,688	3,157,703
Yum! Brands Incorporated	27,391	2,588,450

		8,583,780

Leisure Products : 0.06%
Callaway Golf Company	9,155	157,558

Multiline Retail : 0.70%
Dollar General Corporation	11,842	1,402,803
Macy’s Incorporated	1,807	44,796
Target Corporation	6,092	442,523

		1,890,122

Textiles, Apparel & Luxury Goods : 0.86%
PVH Corporation	20,253	2,325,855

Consumer Staples : 8.03%

Beverages : 2.18%
PepsiCo Incorporated	50,823	5,877,172

Food & Staples Retailing : 0.37%
Walgreens Boots Alliance Incorporated	13,883	988,331

Food Products : 3.31%
Flowers Foods Incorporated	24,164	494,637
Ingredion Incorporated	49,932	4,616,213
The Hershey Company	21,120	2,337,562
Tyson Foods Incorporated Class A	24,113	1,486,808

		8,935,220

Household Products : 2.17%
The Procter & Gamble Company	59,250	5,839,088

1

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Large Company Value Portfolio

Security name	Shares	Value
Energy : 8.07%

Energy Equipment & Services : 0.76%
McDermott International Incorporated †	241,315	$2,046,351

Oil, Gas & Consumable Fuels : 7.31%
Arch Coal Incorporated	13,993	1,303,588
Chevron Corporation	35,739	4,273,670
ConocoPhillips	87,981	5,969,511
Exxon Mobil Corporation	78,733	6,222,269
PBF Energy Incorporated Class A	8,213	255,178
Pioneer Natural Resources Company	10,424	1,469,263
The Williams Companies Incorporated	8,710	232,470

		19,725,949

Financials : 19.47%

Banks : 11.22%
Bank of America Corporation	337,480	9,813,918
Citigroup Incorporated	49,753	3,183,197
Home Bancshares Incorporated	8,093	157,652
JPMorgan Chase & Company	120,159	12,539,793
PNC Financial Services Group Incorporated	13,029	1,641,915
Synovus Financial Corporation	50,441	2,001,499
Texas Capital Bancshares Incorporated †	14,953	912,582

		30,250,556

Capital Markets : 2.33%
Ameriprise Financial Incorporated	24,937	3,282,457
BlackRock Incorporated	514	227,815
CME Group Incorporated	4,853	882,809
State Street Corporation	26,190	1,882,275

		6,275,356

Consumer Finance : 0.56%
Discover Financial Services	20,978	1,502,235

Diversified Financial Services : 3.22%
Berkshire Hathaway Incorporated Class B †	43,213	8,698,777

Insurance : 2.14%
CNO Financial Group Incorporated	12,372	210,695
Old Republic International Corporation	266,356	5,556,186

		5,766,881

Health Care : 16.75%

Biotechnology : 1.72%
AbbVie Incorporated	13,469	1,067,284
Alexion Pharmaceuticals Incorporated †	25,390	3,436,029
Celgene Corporation †	1,683	139,891

		4,643,204

Health Care Equipment & Supplies : 3.97%
Baxter International Incorporated	1,883	140,717
Medtronic plc	88,708	8,028,074
West Pharmaceutical Services Incorporated	24,115	2,526,046

		10,694,837

Health Care Providers & Services : 1.16%
CVS Health Corporation	54,028	3,124,439

2

Wells Fargo Large Company Value Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Life Sciences Tools & Services : 2.32%
Agilent Technologies Incorporated	77,109	$6,125,539
Bruker Corporation	3,639	139,046

		6,264,585

Pharmaceuticals : 7.58%
Bristol-Myers Squibb Company	59,218	3,059,202
Johnson & Johnson	6,694	914,668
Merck & Company Incorporated	61,842	5,027,136
Mylan NV †	27,658	729,895
Pfizer Incorporated	247,128	10,712,999

		20,443,900

Industrials : 6.65%

Aerospace & Defense : 1.96%
Raytheon Company	28,301	5,278,137

Airlines : 1.61%
Southwest Airlines Company	77,412	4,338,168

Industrial Conglomerates : 1.22%
Honeywell International Incorporated	21,359	3,290,781

Machinery : 0.00%
PACCAR Incorporated	1	68

Road & Rail : 1.86%
CSX Corporation	24,043	1,747,205
Norfolk Southern Corporation	18,215	3,265,950

		5,013,155

Information Technology : 8.66%

Communications Equipment : 3.89%
Cisco Systems Incorporated	202,667	10,492,071

IT Services : 1.59%
MasterCard Incorporated Class A	15,962	3,587,779
Science Applications International Corporation	9,447	705,691

		4,293,470

Semiconductors & Semiconductor Equipment : 1.55%
Cabot Microelectronics Corporation	7,984	902,990
Intel Corporation	61,813	3,273,616

		4,176,606

Software : 1.55%
Intuit Incorporated	1,835	453,484
Microsoft Corporation	15,100	1,691,653
Teradata Corporation †	42,170	2,039,763

		4,184,900

Technology Hardware, Storage & Peripherals : 0.08%
HP Incorporated	10,422	205,626

Materials : 2.09%

Chemicals : 1.09%
Huntsman Corporation	10,608	262,972
LyondellBasell Industries NV Class A	22,346	1,911,030
The Mosaic Company	24,754	774,058

		2,948,060

3

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Large Company Value Portfolio

Security name			Shares	Value
Containers & Packaging : 0.45%
International Paper Company			26,390	$1,209,190

Metals & Mining : 0.55%
Nucor Corporation			24,528	1,485,661

Real Estate : 6.73%

Equity REITs : 6.65%
AvalonBay Communities Incorporated			7,531	1,465,759
Brixmor Property Group Incorporated			1,856	32,406
CoreCivic Incorporated			187,444	3,970,064
Equity Residential			24,955	1,838,934
OUTFRONT Media Incorporated			34,856	782,169
PS Business Parks Incorporated			175	25,755
Public Storage Incorporated			7,313	1,546,626
Senior Housing Properties Trust			49,229	637,516
Simon Property Group Incorporated			9,713	1,759,607
The Geo Group Incorporated			122,605	2,785,586
Ventas Incorporated			10,288	645,572
Xenia Hotels & Resorts Incorporated			124,245	2,426,505

				17,916,499

Real Estate Management & Development : 0.08%
Kennedy Wilson Holdings Incorporated			10,538	218,980

Utilities : 8.07%

Electric Utilities : 4.38%
AVANGRID Incorporated			22,939	1,109,101
Duke Energy Corporation			33,813	3,031,674
Evergy Incorporated			1	56
NextEra Energy Incorporated			2,758	517,732
OGE Energy Corporation			68,240	2,901,565
Pinnacle West Capital Corporation			29,715	2,785,484
PPL Corporation			45,540	1,465,022

				11,810,634

Gas Utilities : 2.01%
UGI Corporation			98,705	5,418,905

Multi-Utilities : 1.68%
MDU Resources Group Incorporated			171,873	4,540,875

Total Common Stocks (Cost $254,749,400)				265,320,001

Yield
Short-Term Investments : 1.01%

Investment Companies : 1.01%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.34%	2,714,691	2,714,691

Total Short-Term Investments (Cost $2,714,691)				2,714,691

Total investments in securities (Cost $257,464,091)	99.41%			268,034,692
Other assets and liabilities, net	0.59			1,584,781

Total net assets	100.00%			$269,619,473

†	Non-income-earning security

4

Wells Fargo Large Company Value Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

5

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	28	3-15-2019	$3,792,167	$3,898,580	$106,413	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,158,700	90,767,844	89,211,853	2,714,691	$2,714,691	1.01%

Wells Fargo Large Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communications services	$24,464,019	$0	$0	$24,464,019
Consumer discretionary	12,957,315	0	0	12,957,315
Consumer staples	21,639,811	0	0	21,639,811
Energy	21,772,300	0	0	21,772,300
Financials	52,493,805	0	0	52,493,805
Health care	45,170,965	0	0	45,170,965
Industrials	17,920,309	0	0	17,920,309
Information technology	23,352,673	0	0	23,352,673
Materials	5,642,911	0	0	5,642,911
Real estate	18,135,479	0	0	18,135,479
Utilities	21,770,414	0	0	21,770,414
Short-term investments

Investment companies	2,714,691	0	0	2,714,691

	268,034,692	0	0	268,034,692

Futures contracts	106,413	0	0	106,413

Total assets	$268,141,105	$0	$0	$268,141,105

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of February 28, 2019, the Portfolio had segregated $1,150,000 as cash collateral for these open futures contracts.

At February 28, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 96.57%

Communication Services : 0.57%

Entertainment : 0.57%
Lions Gate Entertainment Class B	767,759	$11,278,370

Consumer Discretionary : 9.87%

Auto Components : 0.94%
Fox Factory Holding Corporation †	294,204	18,646,650

Diversified Consumer Services : 1.35%
Houghton Mifflin Harcourt Company †	1,182,103	9,350,435
Strategic Education Incorporated	133,217	17,422,119

		26,772,554

Hotels, Restaurants & Leisure : 4.35%
Dave & Buster’s Entertainment Incorporated	319,239	16,386,538
Eldorado Resorts Incorporated †	502,829	24,241,386
Extended Stay America Incorporated	1,385,673	25,274,676
International Game Technology	1,200,728	20,712,558

		86,615,158

Specialty Retail : 2.46%
At Home Group Incorporated †«	599,811	14,683,373
Burlington Stores Incorporated †	120,425	20,440,940
Monro Muffler Brake Incorporated	181,136	13,822,488

		48,946,801

Textiles, Apparel & Luxury Goods : 0.77%
G-III Apparel Group Limited †	427,787	15,233,495

Consumer Staples : 3.24%

Beverages : 0.62%
MGP Ingredients Incorporated «	149,143	12,207,355

Food & Staples Retailing : 1.25%
Performance Food Group Company †	646,280	24,901,168

Household Products : 1.37%
Central Garden & Pet Company Class A †	546,262	15,213,397
Energizer Holdings Incorporated	262,245	12,031,801

		27,245,198

Energy : 1.50%

Oil, Gas & Consumable Fuels : 1.50%
Berry Petroleum Corporation	526,573	6,703,274
GasLog Limited	741,595	11,954,511
Parsley Energy Incorporated Class A †	618,480	11,219,227

		29,877,012

Financials : 9.07%

Banks : 1.99%
ServisFirst Bancshares Incorporated	382,493	13,375,780
SVB Financial Group †	60,929	15,059,212
Triumph Bancorp Incorporated †	329,585	11,163,044

		39,598,036

1

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Small Company Growth Portfolio

Security name	Shares	Value
Capital Markets : 3.89%
Evercore Partners Incorporated Class A	283,392	$26,100,403
Focus Financial Partners Class A †	144,992	5,487,947
Stifel Financial Corporation	389,585	21,205,112
Virtu Financial Incorporated Class A	461,490	11,601,859
Virtus Investment Partners Incorporated	126,624	12,954,901

		77,350,222

Consumer Finance : 0.73%
FirstCash Financial Services Incorporated	165,342	14,493,880

Insurance : 1.22%
Argo Group International Holdings Limited	349,001	24,259,060

Thrifts & Mortgage Finance : 1.24%
Essent Group Limited †	571,830	24,668,746

Health Care : 23.56%

Biotechnology : 6.58%
ACADIA Pharmaceuticals Incorporated †«	411,726	10,910,739
Alnylam Pharmaceuticals Incorporated †	148,603	12,631,255
Array BioPharma Incorporated †	733,856	16,834,657
CareDx Incorporated †	415,630	12,934,406
Emergent BioSolutions Incorporated †	199,862	11,661,948
Flexion Therapeutics Incorporated †«	578,330	7,992,521
Galapagos NV †	65,883	6,431,498
Intercept Pharmaceuticals Incorporated †	85,427	8,520,489
Intrexon Corporation †«	478,478	3,813,470
Invitae Corporation †	612,175	12,316,961
Ionis Pharmaceuticals Incorporated †	160,496	11,393,611
Portola Pharmaceuticals Incorporated †«	346,397	10,637,852
Sangamo Therapeutics Incorporated †	523,593	4,717,573

		130,796,980

Health Care Equipment & Supplies : 8.26%
Atricure Incorporated †	498,904	15,934,994
Axogen Incorporated †	359,211	6,631,035
Cerus Corporation †	1,549,252	10,085,631
DexCom Incorporated †	183,538	25,572,350
Glaukos Corporation †	201,832	14,969,879
Inogen Incorporated †	141,698	15,226,867
Merit Medical Systems Incorporated †	304,499	16,969,729
Novocure Limited †	173,148	9,299,779
Nuvectra Corporation †	496,151	6,236,618
SI-BONE Incorporated †	37,194	770,660
Tactile Systems Technology Class I †	294,549	22,388,669
Wright Medical Group NV †	644,757	20,187,342

		164,273,553

Health Care Providers & Services : 2.20%
AMN Healthcare Services Incorporated †	296,469	14,826,415
HealthEquity Incorporated †	189,679	15,265,366
PetIQ Incorporated †«	456,002	13,730,220

		43,822,001

Health Care Technology : 3.84%
Allscripts Healthcare Solutions Incorporated †	1,022,379	10,959,903
Evolent Health Incorporated Class A †	851,155	11,226,734
Medidata Solutions Incorporated †	228,525	17,143,946
Tabula Rasa Healthcare Incorporated †	236,827	13,051,536
Teladoc Incorporated †«	243,094	15,645,530
Vocera Communications Incorporated †	252,121	8,355,290

		76,382,939

2

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Life Sciences Tools & Services : 2.30%
ICON plc ADR †	179,629	$25,144,467
Syneos Health Incorporated †	491,123	20,514,208

		45,658,675

Pharmaceuticals : 0.38%
Pacira Pharmaceuticals Incorporated †	185,689	7,646,673

Industrials : 18.02%

Aerospace & Defense : 1.37%
AAR Corporation	300,588	10,980,480
Kratos Defense & Security Solutions Incorporated †	951,919	16,363,488

		27,343,968

Air Freight & Logistics : 0.61%
Hub Group Incorporated Class A †	281,439	12,096,248

Building Products : 2.19%
A.O. Smith Corporation	427,563	22,203,347
Masonite International Corporation †	196,414	10,891,156
PGT Incorporated †	694,822	10,477,916

		43,572,419

Commercial Services & Supplies : 2.29%
Copart Incorporated †	493,942	28,979,577
KAR Auction Services Incorporated	351,822	16,588,407

		45,567,984

Construction & Engineering : 1.32%
Dycom Industries Incorporated †	132,403	5,968,727
Granite Construction Incorporated	436,903	20,342,204

		26,310,931

Electrical Equipment : 0.78%
GrafTech International Limited	1,076,352	15,520,996

Machinery : 4.98%
AGCO Corporation	274,248	18,533,680
Circor International Incorporated †	421,273	13,282,738
Gardner Denver Holdings Incorporated †	776,515	20,849,428
Gates Industrial Corporation plc †	906,298	14,591,398
SPX Corporation †	574,444	20,886,784
Wabash National Corporation	734,107	10,894,148

		99,038,176

Professional Services : 1.88%
ASGN Incorporated †	373,960	24,086,764
ICF International Incorporated	174,972	13,213,885

		37,300,649

Road & Rail : 2.60%
Genesee & Wyoming Incorporated Class A †	265,082	21,736,724
Knight-Swift Transportation Holdings Incorporated «	385,331	12,958,682
Schneider National Incorporated Class B	774,181	16,946,822

		51,642,228

3

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Small Company Growth Portfolio

Security name	Shares	Value
Information Technology : 26.28%

Communications Equipment : 2.17%
Ciena Corporation †	533,945	$22,778,094
Lumentum Holdings Incorporated †	410,522	20,423,470

		43,201,564

Electronic Equipment, Instruments & Components : 0.72%
Tech Data Corporation †	139,222	14,231,273

IT Services : 2.35%
LiveRamp Holdings incorporated †	512,329	27,537,684
WEX Incorporated †	108,185	19,263,421

		46,801,105

Semiconductors & Semiconductor Equipment : 4.57%
Axcelis Technologies Incorporated †	238,714	5,017,768
Cabot Microelectronics Corporation	118,388	13,389,683
Cypress Semiconductor Corporation	1,599,809	24,685,053
FormFactor Incorporated †	685,550	10,865,968
Nanometrics Incorporated †	230,000	6,545,800
Silicon Motion Technology Corporation ADR	286,399	11,765,271
Teradyne Incorporated	455,272	18,588,756

		90,858,299

Software : 16.47%
Benefitfocus Incorporated †«	252,481	12,401,867
Box Incorporated Class A †	946,915	19,165,560
Cadence Design Systems Incorporated †	461,013	26,392,994
Carbon Black Incorporated †	810,355	10,607,547
Cloudera Incorporated †	1,210,963	17,643,731
Cornerstone OnDemand Incorporated †	400,651	22,636,782
CyberArk Software Limited †	186,740	20,498,450
Mimecast Limited †	271,508	13,108,406
New Relic Incorporated †	165,539	17,505,749
Nuance Communications Incorporated †	1,047,199	17,561,527
PTC Incorporated †	310,580	28,828,036
RealPage Incorporated †	502,938	30,784,835
SS&C Technologies Holdings Incorporated	490,547	30,207,884
Talend SA ADR †	166,055	7,954,035
The Ultimate Software Group Incorporated †	57,312	18,998,928
Zendesk Incorporated †	255,543	20,193,008
Zuora Incorporated †«	551,937	13,114,023

		327,603,362

Materials : 3.63%

Chemicals : 1.64%
Element Solutions Incorporated †	1,452,888	16,359,519
Orion Engineered Carbons SA	585,853	16,327,723

		32,687,242

Construction Materials : 0.58%
US Concrete Incorporated †«	288,227	11,560,785

Metals & Mining : 0.72%
Steel Dynamics Incorporated	381,359	14,232,318

4

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name				Shares	Value
Paper & Forest Products : 0.69%
Boise Cascade Company				492,237	$13,728,490

Real Estate : 0.83%

Equity REITs : 0.83%
QTS Realty Trust Incorporated Class A				396,960	16,565,141

Total Common Stocks (Cost $1,389,193,574)					1,920,537,704

			Expiration date
Rights : 0.00%

Consumer Discretionary : 0.00%

Media : 0.00%
Media General Incorporated †(a)			12-31-2020	347,897	0

Total Rights (Cost $0)					0

		Yield
Short-Term Investments : 7.60%

Investment Companies : 7.60%
Securities Lending Cash Investments LLC (l)(r)(u)		2.56%		85,149,671	85,158,186
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.34		66,063,137	66,063,137

Total Short-Term Investments (Cost $151,215,359)					151,221,323

Total investments in securities (Cost $1,540,408,933)	104.17%				2,071,759,027
Other assets and liabilities, net	(4.17)				(82,967,408)

Total net assets	100.00%				$1,988,791,619

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	217,573,353	531,128,279	663,551,961	85,149,671	$85,158,186
Wells Fargo Government Money Market Fund Select Class	48,273,067	603,653,430	585,863,360	66,063,137	66,063,137

					$151,221,323	7.60%

Wells Fargo Small Company Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$11,278,370	$0	$0	$11,278,370
Consumer discretionary	196,214,658	0	0	196,214,658
Consumer staples	64,353,721	0	0	64,353,721
Energy	29,877,012	0	0	29,877,012
Financials	180,369,944	0	0	180,369,944
Health care	468,580,821	0	0	468,580,821
Industrials	358,393,599	0	0	358,393,599
Information technology	522,695,603	0	0	522,695,603
Materials	72,208,835	0	0	72,208,835
Real estate	16,565,141	0	0	16,565,141
Rights
Consumer discretionary	0	0	0	0
Short-term investments
Investment companies	66,063,137	85,158,186	0	151,221,323

Total assets	$1,986,600,841	$85,158,186	$0	$2,071,759,027

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At February 28, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Small Company Value Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 98.97%

Communication Services : 0.27%

Media : 0.27%
Entercom Communications Corporation «	34,077	$209,914
WideOpenWest Incorporated †	20,995	172,579

		382,493

Consumer Discretionary : 8.64%

Auto Components : 0.35%
Cooper-Standard Holdings Incorporated †	8,325	500,416

Diversified Consumer Services : 0.37%
Collectors Universe Incorporated	30,645	540,884

Hotels, Restaurants & Leisure : 2.17%
Dine Brands Global Incorporated	16,439	1,630,749
El Pollo Loco Holdings Incorporated †	39,248	593,822
Noodles & Company «†	97,358	763,287
Red Lion Hotels Corporation †	17,617	140,584

		3,128,442

Household Durables : 0.85%
Hooker Furniture Corporation	39,033	1,225,636

Leisure Products : 1.30%
Johnson Outdoors Incorporated Class A	18,530	1,216,309
Malibu Boats Incorporated Class A †	14,077	650,498

		1,866,807

Specialty Retail : 2.05%
Barnes & Noble Incorporated	55,306	348,428
Dick’s Sporting Goods Incorporated	23,887	933,026
Sally Beauty Holdings Incorporated †	20,209	365,177
Shoe Carnival Incorporated «	34,334	1,309,499

		2,956,130

Textiles, Apparel & Luxury Goods : 1.55%
Carter’s Incorporated	7,587	739,277
Charles & Colvard Limited †	94,729	98,518
Lakeland Industries Incorporated †	24,175	267,376
Rocky Brands Incorporated	37,496	1,123,005

		2,228,176

Consumer Staples : 4.64%

Food & Staples Retailing : 0.99%
Ingles Markets Incorporated Class A	41,642	1,295,899
Rite Aid Corporation «†	182,127	134,774

		1,430,673

Food Products : 2.37%
Cal-Maine Foods Incorporated	26,400	1,164,240
Hostess Brands Incorporated †	102,278	1,241,655
Pilgrim’s Pride Corporation †	50,740	998,056

		3,403,951

1

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Small Company Value Portfolio

Security name	Shares	Value
Household Products : 1.28%
Central Garden & Pet Company «†	37,596	$1,176,003
Spectrum Brands Holdings Incorporated	12,294	665,966

		1,841,969

Energy : 4.72%

Energy Equipment & Services : 2.48%
McDermott International Incorporated †	83,430	707,486
Newpark Resources Incorporated †	161,856	1,430,807
Patterson-UTI Energy Incorporated	107,672	1,427,731

		3,566,024

Oil, Gas & Consumable Fuels : 2.24%
Carrizo Oil & Gas Incorporated †	48,175	528,962
Southwestern Energy Company †	310,833	1,314,824
Teekay Tankers Limited Class A	341,654	365,570
W&T Offshore Incorporated †	195,683	1,019,508

		3,228,864

Financials : 23.25%

Banks : 15.27%
Banc of California Incorporated	50,764	879,232
Banner Corporation	24,897	1,546,851
Customers Bancorp Incorporated †	56,821	1,215,401
FB Financial Corporation	36,501	1,293,960
Fidelity Southern Corporation	42,601	1,387,941
First Foundation Incorporated	67,158	1,024,160
First Interstate BancSystem Class A	35,316	1,470,558
Great Southern Bancorp Incorporated	26,369	1,493,276
Heritage Financial Corporation	44,242	1,456,447
Independent Bank Corporation	58,349	1,356,614
Midland States Bancorp Incorporated	51,877	1,322,864
OFG Bancorp	50,787	1,050,783
Orrstown Financial Services Incorporated	21,917	447,545
Popular Incorporated	17,769	1,001,816
Triumph Bancorp Incorporated †	34,493	1,168,278
Umpqua Holdings Corporation	70,888	1,288,744
Univest Corporation of Pennsylvania	59,378	1,574,111
Western Alliance Bancorp †	21,806	1,008,964

		21,987,545

Capital Markets : 1.27%
Blucora Incorporated †	18,975	510,238
Piper Jaffray Companies Incorporated	18,873	1,320,355

		1,830,593

Consumer Finance : 0.51%
Enova International Incorporated †	28,792	734,772

Insurance : 3.35%
American Equity Investment Life Holding Company	34,522	1,092,621

2

Wells Fargo Small Company Value Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Insurance (continued)
FBL Financial Group Incorporated	19,083	$1,333,329
National General Holdings Corporation	38,516	994,098
State Auto Financial Corporation	41,481	1,396,665

		4,816,713

Thrifts & Mortgage Finance : 2.85%
Homestreet Incorporated †	42,612	1,188,875
OceanFirst Financial Corporation	58,152	1,465,430
Walker & Dunlop Incorporated	25,896	1,444,997

		4,099,302

Health Care : 5.20%

Biotechnology : 0.12%
MiMedx Group Incorporated «†	55,654	166,962

Health Care Equipment & Supplies : 0.64%
Fonar Corporation †	19,210	415,897
LeMaitre Vascular Incorporated	17,073	510,824

		926,721

Health Care Providers & Services : 3.37%
Amedisys Incorporated †	2,560	318,208
BioScrip Incorporated †	118,887	386,383
Brookdale Senior Living Incorporated †	57,969	391,870
Ensign Group Incorporated	16,290	805,541
Hanger Incorporated †	55,980	1,131,916
LHC Group Incorporated †	4,278	469,254
Tenet Healthcare Corporation †	47,218	1,349,490

		4,852,662

Pharmaceuticals : 1.07%
Phibro Animal Health Corporation Class A	22,373	655,529
Prestige Brands Holdings Incorporated †	30,274	885,817

		1,541,346

Industrials : 19.22%

Airlines : 0.21%
Mesa Air Group Incorporated †	30,002	302,120

Building Products : 0.61%
Patrick Industries Incorporated †	19,300	872,553

Commercial Services & Supplies : 2.55%
ACCO Brands Corporation	112,748	1,048,556
Casella Waste Systems Incorporated Class A †	18,059	637,122
Ennis Incorporated	72,672	1,540,646
Hudson Technologies Incorporated «†	134,371	169,307
Pitney Bowes Incorporated	38,132	274,169

		3,669,800

Construction & Engineering : 1.96%
MYR Group Incorporated †	39,343	1,319,564
Sterling Construction Company Incorporated †	102,945	1,504,026

		2,823,590

3

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Small Company Value Portfolio

Security name	Shares	Value
Electrical Equipment : 2.11%
Encore Wire Corporation	21,878	$1,296,053
EnerSys	16,808	1,240,767
Generac Holdings Incorporated †	9,690	499,616

		3,036,436

Machinery : 5.21%
Columbus McKinnon Corporation	23,356	874,682
Hyster Yale Materials Handeling Incorporated	10,152	686,884
Kadant Incorporated	10,099	883,158
Kennametal Incorporated	22,924	864,006
Miller Industries Incorporated	31,054	1,053,041
Mueller Industries Incorporated	16,421	542,714
Spartan Motors Incorporated	95,168	869,836
Standex International Corporation	12,804	1,050,056
The Greenbrier Companies Incorporated	16,608	685,080

		7,509,457

Professional Services : 3.70%
Barrett Business Services Incorporated	8,360	656,594
CBIZ Incorporated †	56,874	1,173,311
Kelly Services Incorporated Class A	62,334	1,504,119
Korn/Ferry International	24,418	1,191,354
WageWorks Incorporated †	24,257	798,055

		5,323,433

Road & Rail : 0.59%
Genesee & Wyoming Incorporated Class A †	10,457	857,474

Trading Companies & Distributors : 2.28%
Air Lease Corporation	19,435	726,092
CAI International Incorporated †	50,080	1,179,885
DXP Enterprises Incorporated †	34,987	1,237,490
Fly Leasing Limited ADR †	12,021	138,001

		3,281,468

Information Technology : 11.04%

Communications Equipment : 1.54%
Lumentum Holdings Incorporated †	7,518	374,021
Plantronics Incorporated	24,496	1,230,679
Silicom Limited †	15,290	609,001

		2,213,701

Electronic Equipment, Instruments & Components : 4.81%
Control4 Corporation †	39,313	708,027
Eplus Incorporated †	13,961	1,248,672
Insight Enterprises Incorporated †	26,962	1,505,019
Kemet Corporation	22,565	427,607
Methode Electronics Incorporated	25,821	724,537
Napco Security Technologies Incorporated †	38,567	828,805
PC Connection Incorporated	36,701	1,476,848

		6,919,515

4

Wells Fargo Small Company Value Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
IT Services : 1.78%
Hackett Group Incorporated	50,992	$829,130
TTEC Holdings Incorporated	33,385	1,143,770
Unisys Corporation †	43,520	587,955

		2,560,855

Semiconductors & Semiconductor Equipment : 2.55%
Entegris Incorporated	14,566	514,617
FormFactor Incorporated †	61,376	972,810
Rudolph Technologies Incorporated †	61,960	1,399,057
Synaptics Incorporated †	18,697	782,843

		3,669,327

Software : 0.26%
American Software Incorporated Class A	32,913	381,462

Technology Hardware, Storage & Peripherals : 0.10%
Immersion Corporation †	16,555	148,664

Materials : 9.27%

Chemicals : 2.19%
Advansix Incorporated †	30,520	999,530
Stepan Company	16,140	1,518,774
Trinseo SA	12,766	640,726

		3,159,030

Construction Materials : 0.69%
Eagle Materials Incorporated	13,083	1,000,065

Metals & Mining : 5.33%
B2Gold Corporation †	382,136	1,199,907
Kaiser Aluminum Corporation	12,431	1,360,946
Sandstorm Gold Limited «†	217,979	1,225,042
Schnitzer Steel Industries Incorporated Class A	56,329	1,368,795
SSR Mining Incorporated †	86,280	1,199,292
United States Steel Corporation	58,536	1,311,792

		7,665,774

Paper & Forest Products : 1.06%
Boise Cascade Company	19,604	546,756
PH Glatfelter Company	5,122	68,891
Verso Corporation Class A †	46,038	904,647

		1,520,294

Real Estate : 7.10%

Equity REITs : 6.33%
Armada Hoffler Properties Incorporated	101,530	1,553,409
CareTrust REIT Incorporated	41,431	925,569
Four Corners Property Trust Incorporated	13,167	360,644
Independence Realty Trust Incorporated	148,487	1,538,325
Monmouth Real Estate Investment Corporation	107,316	1,423,010
National Storage Affiliates Trust	12,950	366,744
One Liberty Properties Incorporated	52,335	1,508,295
Potlatch Corporation	39,936	1,437,297

		9,113,293

5

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Small Company Value Portfolio

Security name			Shares	Value
Real Estate Management & Development : 0.77%
Marcus & Millichap Incorporated †			28,664	$1,107,004

Utilities : 5.62%

Electric Utilities : 1.98%
Hawaiian Electric Industries Incorporated			44,273	1,694,764
Otter Tail Corporation			22,893	1,151,060

				2,845,824

Gas Utilities : 2.16%
National Fuel Gas Company			26,185	1,576,075
Northwest Natural Holding Company			23,976	1,539,739
				3,115,814

Multi-Utilities : 0.80%
MDU Resources Group Incorporated			43,537	1,150,248

Water Utilities : 0.68%
Artesian Resources Corporation Class A			25,044	982,727

Total Common Stocks (Cost $137,899,892)				142,487,009

Exchange-Traded Funds : 0.50%
iShares Russell 2000 Index ETF			4,600	721,188

Total Exchange-Traded Funds (Cost $725,884)				721,188

		Yield
Short-Term Investments : 3.24%

Investment Companies : 3.24%
Securities Lending Cash Investments LLC (l)(r)(u)		2.56%	3,952,627	3,953,022
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.34	704,836	704,836

Total Short-Term Investments (Cost $4,657,655)				4,657,858

Total investments in securities (Cost $143,283,431)	102.71%			147,866,055
Other assets and liabilities, net	(2.71)			(3,897,228)

Total net assets	100.00%			$143,968,827

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

6

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	5,546,867	72,196,624	73,790,864	3,952,627	$3,953,022
Wells Fargo Government Money Market Fund Select Class	851,216	128,363,618	128,509,998	704,836	704,836

					$4,657,858	3.24%

Wells Fargo Small Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$382,493	$0	$0	$382,493
Consumer discretionary	12,446,491	0	0	12,446,491
Consumer staples	6,676,593	0	0	6,676,593
Energy	6,794,888	0	0	6,794,888
Financials	33,468,925	0	0	33,468,925
Health care	7,487,691	0	0	7,487,691
Industrials	27,676,331	0	0	27,676,331
Information technology	15,893,524	0	0	15,893,524
Materials	13,345,163	0	0	13,345,163
Real estate	10,220,297	0	0	10,220,297
Utilities	8,094,613	0	0	8,094,613
Exchange-traded funds	721,188	0	0	721,188
Short-term investments
Investment companies	704,836	3,953,022	0	4,657,858

Total assets	$143,913,033	$3,953,022	$0	$147,866,055

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At February 28, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 38.53%
FHLMC ##	3.00%	10-15-2047	$33,697,543	$33,232,656
FHLMC	3.00	11-15-2047	11,130,211	10,952,732
FHLMC	3.00	6-15-2048	18,359,775	17,959,350
FHLMC	3.50	5-1-2046	12,685,716	12,714,494
FHLMC	3.50	6-1-2046	2,822,721	2,829,666
FHLMC	3.50	12-1-2047	2,277,384	2,280,106
FHLMC	3.50	2-1-2048	3,472,230	3,480,211
FHLMC ##	3.50	2-1-2048	20,824,800	20,885,713
FHLMC ##	3.50	3-1-2048	20,271,643	20,310,477
FHLMC	3.50	9-1-2048	2,571,643	2,573,945
FHLMC	3.50	11-1-2048	2,334,869	2,336,959
FHLMC (12 Month LIBOR +1.64%) ±	3.86	7-1-2048	3,220,454	3,289,907
FHLMC	4.00	4-1-2034	3,027,224	3,121,543
FHLMC	4.00	6-1-2034	180,457	186,093
FHLMC	4.00	1-1-2035	224,725	232,865
FHLMC	4.00	1-1-2036	355,772	367,566
FHLMC	4.00	10-1-2036	2,319,745	2,400,932
FHLMC	4.00	3-1-2037	294,150	304,627
FHLMC	4.00	3-1-2037	327,750	339,627
FHLMC	4.00	3-1-2037	543,060	561,063
FHLMC	4.00	4-1-2037	2,390,560	2,463,908
FHLMC	4.00	4-1-2037	2,968,159	3,073,822
FHLMC	4.00	8-1-2044	981,896	1,009,777
FHLMC	4.00	12-1-2045	965,816	990,590
FHLMC	4.00	2-1-2046	1,152,646	1,182,210
FHLMC	4.00	6-1-2046	2,116,030	2,171,202
FHLMC	4.00	4-1-2048	3,442,322	3,532,568
FHLMC	4.00	6-1-2048	4,900,561	5,029,042
FHLMC	4.00	6-1-2048	4,020,776	4,126,193
FHLMC ##	4.00	6-1-2048	33,679,981	34,637,442
FHLMC ##	4.00	10-1-2048	50,822,779	51,853,256
FHLMC	4.00	11-1-2048	19,596,054	19,993,381
FHLMC	4.50	6-1-2039	257,673	273,752
FHLMC	4.50	7-1-2039	280,359	297,841
FHLMC	5.00	6-1-2044	3,306,682	3,564,188
FHLMC	5.00	5-1-2048	12,162,296	13,078,050
FHLMC	6.50	4-1-2021	320	323
FHLMC Series 1590 Class IA (1 Month LIBOR +1.05%) ±	3.54	10-15-2023	14,198	14,417
FHLMC Series 1897 Class K	7.00	9-15-2026	509	552
FHLMC Series 1935 Class FL (1 Month LIBOR +0.70%) ±	3.19	2-15-2027	1,618	1,635
FHLMC Series 2423 Class MC	7.00	3-15-2032	10,140	11,363
FHLMC Series 264 Class 30	3.00	7-15-2042	18,624,852	18,224,931
FHLMC Series 326 Class 300	3.00	3-15-2044	14,958,354	14,643,031
FHLMC Series 356 Class 300	3.00	9-15-2047	4,855,286	4,753,570
FHLMC Series 4705 Class A	4.50	9-15-2042	7,132,071	7,498,050
FHLMC Series 4763 Class CA	3.00	9-15-2038	1,976,830	1,982,334
FHLMC Series 4767 Class KA ##	3.00	3-15-2048	9,890,391	9,895,210
FHLMC Series 4786 Class DP	4.50	7-15-2042	5,599,277	5,787,439
FHLMC Series 4787 Class AK	3.00	5-15-2048	15,649,608	15,260,320
FHLMC Series 4796 Class AK	3.00	5-15-2048	19,476,506	18,992,023
FNMA	1.50	4-25-2043	1,906,695	1,787,712
FNMA (12 Month LIBOR +1.60%) ±	2.95	8-1-2047	4,156,136	4,167,303
FNMA	3.00	11-1-2046	8,286,239	8,201,639
FNMA (12 Month LIBOR +1.62%) ±	3.13	3-1-2047	5,987,098	6,032,741
FNMA	3.50	9-1-2033	850,963	864,138
FNMA	3.50	8-1-2034	1,934,303	1,964,252
FNMA	3.50	5-1-2036	7,508,265	7,624,507
FNMA	3.50	9-1-2036	1,250,021	1,269,377
FNMA	3.50	12-1-2036	8,282,638	8,410,882
FNMA	3.50	2-1-2041	27,579,551	27,931,272
FNMA	3.50	5-1-2042	19,538,987	19,857,427
FNMA	3.50	5-1-2042	19,879,368	20,132,906
FNMA	3.50	6-1-2042	364,540	369,227
FNMA	3.50	2-1-2045	3,382,557	3,393,371
FNMA	3.50	6-1-2045	3,111,111	3,119,701
FNMA	3.50	3-1-2046	4,964,873	4,986,645
FNMA	3.50	11-1-2046	7,394,632	7,499,911
FNMA	3.50	11-1-2047	2,753,365	2,757,416

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	12-1-2047	$7,442,242	$7,463,376
FNMA	3.50	12-1-2047	4,666,956	4,680,209
FNMA	3.50	12-1-2047	4,268,121	4,276,276
FNMA	3.50	1-1-2048	13,700,696	13,723,627
FNMA	3.50	1-1-2048	5,574,142	5,589,957
FNMA	3.50	2-1-2048	9,735,781	9,754,367
FNMA	3.50	8-1-2048	7,399,685	7,422,396
FNMA %%	3.50	3-13-2049	98,900,000	98,919,400
FNMA ##	3.50	9-1-2052	30,434,395	30,587,802
FNMA (12 Month LIBOR +1.62%) ±	3.73	7-1-2048	5,394,081	5,510,429
FNMA (12 Month LIBOR +1.62%) ±	3.73	8-1-2048	5,914,521	6,040,377
FNMA (12 Month LIBOR +1.62%) ±	3.75	8-1-2048	3,058,004	3,125,016
FNMA (12 Month LIBOR +1.62%) ±	3.83	9-1-2048	3,109,621	3,178,099
FNMA (12 Month LIBOR +1.62%) ±	3.85	10-1-2048	4,996,183	5,117,586
FNMA	4.00	7-1-2033	3,736,918	3,848,701
FNMA	4.00	9-1-2033	6,637,263	6,836,966
FNMA	4.00	4-1-2034	4,858,822	5,027,157
FNMA	4.00	7-1-2036	5,972,563	6,179,651
FNMA	4.00	9-1-2036	2,358,304	2,433,388
FNMA	4.00	11-1-2036	1,773,827	1,835,322
FNMA	4.00	12-1-2036	6,225,864	6,441,726
FNMA	4.00	12-1-2036	391,997	403,900
FNMA	4.00	3-1-2037	899,526	926,836
FNMA	4.00	3-1-2037	1,239,061	1,276,682
FNMA	4.00	3-1-2037	618,291	637,064
FNMA	4.00	3-1-2037	863,307	889,519
FNMA	4.00	3-1-2037	195,616	201,554
FNMA	4.00	5-1-2037	547,128	563,740
FNMA	4.00	6-1-2037	2,119,724	2,184,084
FNMA	4.00	7-1-2037	1,046,006	1,077,767
FNMA	4.00	7-1-2037	548,961	565,628
FNMA	4.00	9-1-2037	1,130,839	1,165,175
FNMA	4.00	9-1-2037	1,929,267	1,987,849
FNMA	4.00	10-1-2037	1,202,540	1,239,054
FNMA	4.00	10-1-2037	3,131,531	3,228,345
FNMA	4.00	11-1-2037	1,779,973	1,834,022
FNMA	4.00	12-1-2037	1,026,037	1,057,194
FNMA	4.00	1-1-2038	957,841	986,928
FNMA	4.00	9-1-2038	2,380,090	2,450,803
FNMA	4.00	5-1-2041	112,753	117,064
FNMA	4.00	11-1-2044	3,687,871	3,805,764
FNMA	4.00	5-1-2045	7,909,281	8,120,462
FNMA	4.00	5-1-2045	1,270,042	1,309,537
FNMA	4.00	9-1-2045	1,502,959	1,561,858
FNMA	4.00	10-1-2045	970,920	995,512
FNMA	4.00	12-1-2045	532,299	545,780
FNMA	4.00	12-1-2045	164,449	169,476
FNMA	4.00	12-1-2045	327,204	336,516
FNMA	4.00	1-1-2046	3,994,745	4,118,235
FNMA	4.00	5-1-2046	4,777,405	4,908,214
FNMA	4.00	7-1-2046	320,121	329,682
FNMA	4.00	4-1-2047	884,305	915,025
FNMA	4.00	4-1-2047	1,010,720	1,033,688
FNMA	4.00	4-1-2047	988,726	1,017,890
FNMA	4.00	5-1-2047	3,818,818	3,917,147
FNMA	4.00	7-1-2047	3,548,633	3,634,118
FNMA	4.00	10-1-2047	812,234	841,658
FNMA	4.00	10-1-2047	765,889	791,811
FNMA ##	4.00	11-1-2047	33,228,016	34,107,742
FNMA ##	4.00	2-1-2048	7,387,461	7,566,337
FNMA	4.00	3-1-2048	4,505,650	4,622,309
FNMA	4.00	5-1-2048	7,728,434	7,928,552
FNMA	4.00	5-1-2048	2,019,577	2,078,419
FNMA	4.00	6-1-2048	4,035,940	4,140,450
FNMA	4.00	7-1-2048	4,529,020	4,646,298
FNMA ##	4.00	8-1-2048	53,370,026	54,442,446
FNMA	4.00	9-1-2048	5,353,078	5,525,377
FNMA	4.00	10-1-2048	5,617,989	5,763,468
FNMA	4.00	12-1-2048	46,766,506	47,757,708

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA %%	4.00%	3-13-2049	$137,400,000	$140,070,175
FNMA	4.50	5-1-2034	1,820,009	1,906,953
FNMA	4.50	6-1-2041	316,826	333,415
FNMA	4.50	3-1-2043	3,532,724	3,717,604
FNMA	4.50	3-1-2044	1,105,371	1,162,840
FNMA	4.50	10-1-2045	5,844,255	6,148,116
FNMA	4.50	2-1-2046	144,693	152,140
FNMA	4.50	6-1-2047	6,867,619	7,244,763
FNMA	4.50	6-1-2047	7,866,211	8,298,160
FNMA ##	4.50	8-1-2048	32,548,730	33,693,830
FNMA	4.50	10-1-2048	3,141,088	3,282,032
FNMA	4.50	11-1-2048	26,122,774	27,048,274
FNMA	4.50	2-1-2049	17,800,052	18,862,040
FNMA	4.50	2-1-2049	9,839,310	10,417,955
FNMA	4.50	2-1-2049	13,658,157	14,388,897
FNMA	4.50	2-1-2049	22,609,039	23,958,026
FNMA %%	4.50	3-13-2049	6,800,000	7,035,237
FNMA	5.00	7-1-2044	636,730	679,380
FNMA	5.00	6-1-2048	12,846,251	13,857,602
FNMA	5.00	10-1-2048	194,928	209,310
FNMA	5.00	11-1-2048	16,373,863	17,653,641
FNMA	5.00	1-1-2049	12,193,342	12,976,955
FNMA	5.00	1-1-2049	1,812,959	1,946,739
FNMA	5.00	2-1-2049	7,772,134	8,384,106
FNMA	5.00	2-1-2049	17,184,786	18,452,876
FNMA	6.00	4-1-2022	5,163	5,549
FNMA	6.00	2-1-2029	5,423	5,932
FNMA	6.00	3-1-2033	38,332	42,210
FNMA	6.00	11-1-2033	13,835	15,227
FNMA Series 1999-54 Class LH	6.50	11-25-2029	9,324	10,134
FNMA Series 2005-31 Class PB	5.50	4-25-2035	70,000	76,320
FNMA Series 2014-40 Class EP	3.50	10-25-2042	3,173,745	3,239,372
FNMA Series 2017-13 Class PA	3.00	8-25-2046	5,850,560	5,837,757
FNMA Series 2017-M7 Class A2 ±±	2.96	2-25-2027	2,108,000	2,067,858
FNMA Series 2018-12 Class P	3.00	3-25-2046	7,096,462	7,029,214
FNMA Series 2018-14 Class KC	3.00	3-25-2048	6,226,331	6,295,767
FNMA Series 2018-15 Class AB	3.00	3-25-2048	2,197,367	2,201,523
FNMA Series 2018-38 Class LA	3.00	6-25-2048	19,247,787	18,767,561
FNMA Series 2018-4 Class HC	2.50	12-25-2047	5,977,716	5,824,212
FNMA Series 2018-43 Class CT	3.00	6-25-2048	18,359,327	17,927,501
FNMA Series 2018-45 Class GA	3.00	6-25-2048	39,852,506	38,915,143
FNMA Series 2018-50 Class BA	3.00	7-25-2048	39,131,765	38,068,301
FNMA Series 2018-56 Class CH	3.00	8-25-2048	9,084,738	8,893,486
FNMA Series 2018-57 Class PT	3.00	8-25-2048	7,237,671	7,057,496
FNMA Series 2018-59 Class DA	3.00	8-25-2048	20,360,510	19,848,586
FNMA Series 2018-63 Class DA	3.50	9-25-2048	5,735,234	5,824,422
FNMA Series 2018-8 Class KL	2.50	3-25-2047	7,502,000	7,254,685
FNMA Series 414 Class A35	3.50	10-25-2042	16,659,790	16,840,480
GNMA	3.50	9-20-2045	33,492,940	33,837,606
GNMA	3.50	5-20-2046	3,942,074	3,988,693
GNMA	3.50	7-20-2046	16,429,209	16,660,076
GNMA	3.50	1-20-2047	3,377,258	3,412,784
GNMA	3.50	1-20-2048	11,748,940	11,865,468
GNMA	3.50	1-20-2048	6,652,468	6,719,248
GNMA	3.50	1-20-2048	2,135,056	2,159,336
GNMA	3.50	1-20-2048	6,071,186	6,126,895
GNMA	4.00	3-20-2048	2,591,172	2,664,715
GNMA	4.00	4-20-2048	3,931,785	4,042,815
GNMA	4.00	4-20-2048	2,974,303	3,062,984
GNMA	4.00	4-20-2048	1,969,460	2,029,720
GNMA	4.50	8-15-2047	2,355,213	2,456,973
GNMA	4.50	10-20-2048	46,294,220	47,945,469
GNMA	4.50	11-20-2048	5,689,203	5,893,839
GNMA	4.50	12-20-2048	11,750,364	12,175,463
GNMA	4.50	1-20-2049	6,843,877	7,089,373
GNMA	4.50	2-20-2049	12,805,643	13,343,157
GNMA	5.00	12-20-2039	249,289	271,005
GNMA	5.00	11-20-2045	374,536	406,261

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	5.00%	3-20-2048	$33,137,675	$34,696,218
GNMA	5.00	6-20-2048	16,056,996	16,740,331
GNMA	5.00	9-20-2048	7,314,340	7,640,412
GNMA	5.00	10-20-2048	19,763,435	20,638,703
GNMA	5.00	11-20-2048	49,287,065	51,451,496
GNMA	5.00	12-20-2048	30,970,029	32,382,118
GNMA	5.00	1-20-2049	10,234,225	10,853,263
GNMA	5.00	1-20-2049	28,626,132	29,913,785
GNMA	5.00	2-20-2049	26,600,000	27,796,519
GNMA %%	5.00	3-21-2049	29,500,000	30,722,409
GNMA %%	5.00	4-17-2049	30,700,000	31,954,146
GNMA %%(a)	5.00	4-20-2049	21,073,000	21,957,078
GNMA Series 2012-141 Class WA ±±	4.53	11-16-2041	1,817,046	1,936,312
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	9,333,894	9,215,871
GNMA Series 2019-20 Class JK	3.50	2-20-2049	22,083,796	22,233,866

Total Agency Securities (Cost $2,113,959,031)				2,123,004,103

Asset-Backed Securities : 10.44%
Ally Auto Receivables Trust Series 2015-2 Class A4	1.84	6-15-2020	950,665	950,499
American Express Credit Account Master Trust Series 2019-1 Class A	2.87	10-15-2024	9,092,000	9,108,792
Americredit Automobile Receivables Series 2018-1 Class A3	3.07	12-19-2022	2,541,000	2,548,753
Avis Budget Rental Car Funding LLC Series 19-1A Class A 144A	3.45	3-20-2023	9,442,000	9,481,515
Avis Budget Rental Car Funding LLC Series 2017-1A Class A 144A	3.07	9-20-2023	1,620,000	1,606,349
Capital Auto Receivables Asset Trust Series 2016-1 Class A4	1.98	10-20-2020	1,452,661	1,449,878
Capital Auto Receivables Asset Trust Series 2016-2 Class A4	1.63	1-20-2021	949,464	946,196
College Avenue Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +1.65%) 144A±	4.14	11-26-2046	4,273,531	4,383,924
College Avenue Student Loan Trust Series 2018-A Class A2 144A	4.13	12-26-2047	1,721,909	1,770,493
Ford Credit Auto Owner Trust Series 2015-A Class A4	1.64	6-15-2020	64,487	64,461
Ford Credit Auto Owner Trust Series 2017-1 Class A 144A	2.62	8-15-2028	2,218,000	2,190,063
Ford Credit Auto Owner Trust Series 2017-A Class A4	1.92	4-15-2022	3,576,000	3,526,978
Ford Credit Auto Owner Trust Series 2018-1 Class A 144A	3.19	7-15-2031	8,597,000	8,457,954
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	6,074,000	6,112,169
Ford Credit Auto Owner Trust Series 2019-1 Class A 144A	3.52	7-15-2030	11,354,000	11,419,314
Hertz Vehicle Financing LLC Series 2015-1A Class A 144A	2.73	3-25-2021	17,213,000	17,138,729
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	5,139,000	5,089,925
Hertz Vehicle Financing LLC Series 2016-2A Class A2 144A	2.95	3-25-2022	4,050,000	4,017,876
Hertz Vehicle Financing LLC Series 2016-3A Class B 144A	3.11	7-25-2020	2,186,000	2,183,421
Hertz Vehicle Financing LLC Series 2016-4A Class A 144A	2.65	7-25-2022	518,000	508,071
Hertz Vehicle Financing LLC Series 2017-1A Class A 144A	2.96	10-25-2021	4,777,000	4,747,857
Hertz Vehicle Financing LLC Series 2017-2A Class A 144A	3.29	10-25-2023	4,212,000	4,173,118
Hertz Vehicle Financing LLC Series 2018-2A Class A 144A	3.65	6-27-2022	5,490,000	5,515,144
Hertz Vehicle Financing LLC Series 2018-3A Class A 144A	4.03	7-25-2024	5,685,000	5,765,815
Hertz Vehicle Financing LLC Series 2019-1A Class A 144A	3.71	3-25-2023	8,669,000	8,725,551
Navient Student Loan Trust Series 2014-1 Class A3 (1 Month LIBOR +0.51%) ±	3.00	6-25-2031	4,568,435	4,545,741
Navient Student Loan Trust Series 2014-AA Class A3 (1 Month LIBOR +1.60%) 144A±	4.09	10-15-2031	6,169,000	6,361,890
Navient Student Loan Trust Series 2014-CTA Class A (1 Month LIBOR +0.70%) 144A±	3.19	9-16-2024	1,269,681	1,271,744
Navient Student Loan Trust Series 2015-1 Class A2 (1 Month LIBOR +0.60%) ±	3.09	4-25-2040	12,927,591	12,869,440
Navient Student Loan Trust Series 2015-CA Class B 144A	3.25	5-15-2040	2,472,951	2,472,809
Navient Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.70%) 144A±	3.19	2-25-2070	7,794,071	7,757,899
Navient Student Loan Trust Series 2016-3A Class A2 (1 Month LIBOR +0.85%) 144A±	3.34	6-25-2065	2,428,603	2,437,459
Navient Student Loan Trust Series 2016-AA Class A2B (1 Month LIBOR +2.15%) 144A±	4.64	12-15-2045	2,889,527	3,000,347
Navient Student Loan Trust Series 2017-2A Class A (1 Month LIBOR +0.77%) 144A±	3.26	9-25-2065	8,476,476	8,523,446
Navient Student Loan Trust Series 2017-3A Class A (1 Month LIBOR +0.85%) 144A±	3.34	2-25-2066	8,719,757	8,709,686
Navient Student Loan Trust Series 2017-5A Class A (1 Month LIBOR +0.80%) 144A±	3.29	7-26-2066	4,128,165	4,138,705
Navient Student Loan Trust Series 2017-A Class A2B (1 Month LIBOR +0.90%) 144A±	3.39	12-16-2058	8,966,000	8,965,985
Navient Student Loan Trust Series 2018-A Class A2 144A	3.19	2-18-2042	2,233,000	2,210,764

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Navient Student Loan Trust Series 2018-BA Class A2A 144A	3.61%	12-15-2059	$4,454,000	$4,491,085
Navient Student Loan Trust Series 2018-CA Class A2 144A	3.52	6-16-2042	2,507,000	2,515,801
Navient Student Loan Trust Series 2018-DA Class A2A 144A	4.00	12-15-2059	10,280,000	10,581,860
Navient Student Loan Trust Series 2018-EA Class A2 144A	4.00	12-15-2059	6,822,000	6,991,226
Navient Student Loan Trust Series 2019-A Class A2A 144A	3.42	1-15-2043	11,950,000	11,944,695
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	2.93	1-25-2037	8,329,518	8,198,102
Nelnet Student Loan Trust Series 2004-5 Class A5 (3 Month LIBOR +0.18%) ±	2.95	10-27-2036	2,959,662	2,906,083
Nelnet Student Loan Trust Series 2005-1 Class A5 (3 Month LIBOR +0.11%) ±	2.88	10-25-2033	16,556,621	16,407,778
Nelnet Student Loan Trust Series 2005-2 Class A5 (3 Month LIBOR +0.10%) ±	2.92	3-23-2037	20,895,440	20,715,562
Nelnet Student Loan Trust Series 2005-3 Class A5 (3 Month LIBOR +0.12%) ±	2.94	12-24-2035	18,695,032	18,309,580
Nelnet Student Loan Trust Series 2005-4 Class A4 (3 Month LIBOR +0.18%) ±	3.00	3-22-2032	4,250,760	4,167,287
Nelnet Student Loan Trust Series 2010-2A Class A (3 Month LIBOR +0.85%) 144A±	3.67	9-25-2048	17,955,584	18,023,708
Nelnet Student Loan Trust Series 2012-4A Class A (1 Month LIBOR +0.70%) 144A±	3.19	9-27-2038	13,885,380	13,918,097
Nelnet Student Loan Trust Series 2014-1A Class A (1 Month LIBOR +0.57%) 144A±	3.06	9-25-2041	2,348,175	2,345,588
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) 144A±	3.29	9-25-2065	8,229,644	8,266,393
Nelnet Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR +0.44%) 144A±	2.93	9-27-2066	2,846,000	2,841,417
SLM Student Loan Trust Series 2003-1 Class A5C (3 Month LIBOR +0.75%) 144A±	3.54	12-15-2032	3,797,901	3,701,989
SLM Student Loan Trust Series 2004-10 Class A7A (3 Month LIBOR +0.60%) 144A±	3.37	10-25-2029	12,249,000	12,262,176
SLM Student Loan Trust Series 2006-1 Class A5 (3 Month LIBOR +0.11%) ±	2.88	7-26-2021	12,333,742	12,168,141
SLM Student Loan Trust Series 2006-10 Class A6 (3 Month LIBOR +0.15%) ±	2.92	3-25-2044	20,830,000	20,102,021
SLM Student Loan Trust Series 2006-3 Class A5 (3 Month LIBOR +0.10%) ±	2.87	1-25-2021	7,105,673	7,040,565
SLM Student Loan Trust Series 2007-2 Class A4 (3 Month LIBOR +0.06%) ±	2.83	7-25-2022	11,703,861	11,420,402
SLM Student Loan Trust Series 2008-1 Class A4A (3 Month LIBOR +1.60%) ±	4.39	12-15-2032	8,828,666	9,032,602
SLM Student Loan Trust Series 2010-1 Class A (1 Month LIBOR +0.40%) ±	2.89	3-25-2025	1,877,997	1,832,474
SLM Student Loan Trust Series 2012-1 Class A3 (1 Month LIBOR +0.95%) ±	3.44	9-25-2028	13,270,921	13,223,179
SLM Student Loan Trust Series 2012-2 Class A (1 Month LIBOR +0.70%) ±	3.19	1-25-2029	11,443,284	11,259,700
SLM Student Loan Trust Series 2012-6 Class A3 (1 Month LIBOR +0.75%) ±	3.24	5-26-2026	3,048,675	3,014,903
SLM Student Loan Trust Series 2013-4 Class A (1 Month LIBOR +0.55%) ±	3.04	6-25-2043	1,844,434	1,844,434
SLM Student Loan Trust Series 2013-B Class A2B (1 Month LIBOR +1.10%) 144A±	3.59	6-17-2030	288,013	288,529
SMB Private Education Loan Trust Series 2015-A Class A2B (1 Month LIBOR +1.00%) 144A±	3.49	6-15-2027	4,100,831	4,128,531
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	736,724	735,685
SMB Private Education Loan Trust Series 2015-C Class A2B (1 Month LIBOR +1.40%) 144A±	3.89	7-15-2027	2,220,430	2,255,554
SMB Private Education Loan Trust Series 2016-A Class A2A 144A	2.70	5-15-2031	9,354,198	9,256,125
SMB Private Education Loan Trust Series 2016-A Class A2B (1 Month LIBOR +1.50%) 144A±	3.99	5-15-2031	12,300,122	12,551,606
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	4,449,818	4,355,803
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	3.94	2-17-2032	12,253,882	12,477,454
SMB Private Education Loan Trust Series 2016-C Class A2A 144A	2.34	9-15-2034	10,504,469	10,255,595
SMB Private Education Loan Trust Series 2016-C Class A2B (1 Month LIBOR +1.10%) 144A±	3.59	9-15-2034	5,031,363	5,062,885

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
SMB Private Education Loan Trust Series 2017-A Class A2B (1 Month LIBOR +0.90%) 144A±	3.39%	9-15-2034	$3,756,000	$3,760,713
SMB Private Education Loan Trust Series 2017-B Class A2B (1 Month LIBOR +0.75%) 144A±	3.24	10-15-2035	7,998,000	7,992,467
SMB Private Education Loan Trust Series 2018-A Class A2B (1 Month LIBOR +0.80%) 144A±	3.29	2-15-2036	4,315,000	4,301,098
SMB Private Education Loan Trust Series 2018-B Class A2B (1 Month LIBOR +0.72%) 144A±	3.21	1-15-2037	7,041,000	6,981,286
SMB Private Education Loan Trust Series 2018-C Class A2A 144A	3.63	11-15-2035	1,872,000	1,893,132
SMB Private Education Loan Trust Series 2018-C Class A2B (1 Month LIBOR +0.75%) 144A±	3.24	11-15-2035	4,877,000	4,852,137
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	3.01	2-25-2028	8,083	8,032
World Financial Network Credit Card Master Trust Series 2015-B Class A	2.55	6-17-2024	444,000	441,316
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	10,736,000	10,485,858
World Financial Network Credit Card Master Trust Series 2016-C Class A	1.72	8-15-2023	3,854,000	3,827,392
World Financial Network Credit Card Master Trust Series 2017-A Class A	2.12	3-15-2024	7,015,000	6,944,905
World Financial Network Credit Card Master Trust Series 2019-A Class A	3.14	12-15-2025	1,508,000	1,511,122
World Omni Auto Receivables Trust Series 2016-A Class A4	1.95	5-16-2022	6,143,000	6,084,649

Total Asset-Backed Securities (Cost $573,707,724)				575,127,482

Corporate Bonds and Notes : 20.46%

Communication Services : 2.32%

Diversified Telecommunication Services : 0.93%
AT&T Incorporated	3.40	5-15-2025	4,014,000	3,910,640
AT&T Incorporated	4.10	2-15-2028	2,972,000	2,929,448
AT&T Incorporated	4.35	3-1-2029	6,008,000	5,979,915
AT&T Incorporated	4.75	5-15-2046	990,000	919,218
AT&T Incorporated	4.85	3-1-2039	3,854,000	3,682,816
AT&T Incorporated	5.15	2-15-2050	6,263,000	6,066,806
AT&T Incorporated	5.25	3-1-2037	1,178,000	1,189,410
AT&T Incorporated	5.45	3-1-2047	1,415,000	1,442,977
Verizon Communications Incorporated	4.13	8-15-2046	5,812,000	5,320,667
Verizon Communications Incorporated	4.15	3-15-2024	1,970,000	2,050,730
Verizon Communications Incorporated	4.27	1-15-2036	1,888,000	1,849,797
Verizon Communications Incorporated	4.33	9-21-2028	5,402,000	5,589,930
Verizon Communications Incorporated	4.40	11-1-2034	4,277,000	4,281,292
Verizon Communications Incorporated	4.52	9-15-2048	2,010,000	1,972,551
Verizon Communications Incorporated	4.67	3-15-2055	1,054,000	1,026,849
Verizon Communications Incorporated	5.50	3-16-2047	2,914,000	3,239,503

				51,452,549

Media : 1.39%
21st Century Fox America Incorporated	4.95	10-15-2045	2,048,000	2,279,782
Charter Communications Operating LLC	4.46	7-23-2022	1,929,000	1,978,607
Charter Communications Operating LLC	5.05	3-30-2029	2,805,000	2,864,058
Charter Communications Operating LLC	5.38	4-1-2038	1,724,000	1,666,781
Charter Communications Operating LLC	5.75	4-1-2048	2,357,000	2,358,906
Comcast Corporation	3.30	10-1-2020	11,197,000	11,271,484
Comcast Corporation	3.45	10-1-2021	8,997,000	9,101,512
Comcast Corporation	3.70	4-15-2024	4,897,000	5,007,993
Comcast Corporation	3.95	10-15-2025	3,572,000	3,681,263
Comcast Corporation	4.00	3-1-2048	2,996,000	2,801,105
Comcast Corporation	4.15	10-15-2028	4,498,000	4,632,997
Comcast Corporation	4.60	10-15-2038	4,195,000	4,313,371
Comcast Corporation	4.95	10-15-2058	3,482,000	3,695,122
Discovery Communications LLC	3.95	3-20-2028	3,062,000	2,914,899
Discovery Communications LLC	5.20	9-20-2047	1,722,000	1,620,019
Fox Corporation 144A	4.03	1-25-2024	4,089,000	4,167,232
Fox Corporation 144A	4.71	1-25-2029	2,388,000	2,475,274

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Fox Corporation 144A	5.58%	1-25-2049	$2,658,000	$2,806,944
Time Warner Cable Incorporated	3.80	2-15-2027	1,601,000	1,556,911
Time Warner Cable Incorporated	6.55	5-1-2037	1,395,000	1,479,259
Walt Disney Company «	4.13	6-1-2044	1,054,000	1,068,811
Warner Media LLC	5.35	12-15-2043	1,037,000	1,032,727
Warner Media LLC	5.38	10-15-2041	1,576,000	1,599,534

				76,374,591

Consumer Discretionary : 0.49%

Automobiles : 0.09%
General Motors Company	5.00	10-1-2028	1,054,000	1,032,130
General Motors Company	5.95	4-1-2049	4,340,000	4,129,175

				5,161,305

Hotels, Restaurants & Leisure : 0.31%
GLP Capital LP / GLP Financing II Incorporated	5.30	1-15-2029	3,940,000	3,996,500
Starbucks Corporation	3.75	12-1-2047	2,049,000	1,755,340
Starbucks Corporation	3.80	8-15-2025	10,868,000	11,022,396
Starbucks Corporation	4.50	11-15-2048	81,000	78,195

				16,852,431

Internet & Direct Marketing Retail : 0.07%
Amazon.com Incorporated	2.80	8-22-2024	3,743,000	3,713,921

Specialty Retail : 0.02%
Home Depot Incorporated	4.50	12-6-2048	1,025,000	1,081,624

Consumer Staples : 2.21%

Beverages : 0.60%
Anheuser-Busch InBev SA/NV 144A	3.65	2-1-2026	4,059,000	4,004,353
Anheuser-Busch InBev Worldwide Incorparated	4.15	1-23-2025	6,311,000	6,514,593
Anheuser-Busch InBev Worldwide Incorparated	4.90	1-23-2031	5,537,000	5,797,196
Anheuser-Busch InBev Worldwide Incorparated 144A	4.90	2-1-2046	6,418,000	6,178,809
Constellation Brands Incorporated	3.20	2-15-2023	1,007,000	992,578
Constellation Brands Incorporated	3.50	5-9-2027	1,421,000	1,349,222
Constellation Brands Incorporated	3.60	2-15-2028	3,127,000	2,965,882
Constellation Brands Incorporated	3.70	12-6-2026	1,656,000	1,608,328
Constellation Brands Incorporated	4.40	11-15-2025	311,000	318,723
Constellation Brands Incorporated	4.65	11-15-2028	3,449,000	3,546,792

				33,276,476

Food & Staples Retailing : 0.58%
Costco Wholesale Corporation	2.75	5-18-2024	5,187,000	5,144,205
Costco Wholesale Corporation	3.00	5-18-2027	6,756,000	6,576,535
Walmart Incorporated	3.55	6-26-2025	5,079,000	5,214,307
Walmart Incorporated	3.70	6-26-2028	13,412,000	13,792,422
Walmart Incorporated	4.05	6-29-2048	1,059,000	1,068,905

				31,796,374

Food Products : 0.65%
Kraft Heinz Foods Company	2.80	7-2-2020	5,976,000	5,943,306
Kraft Heinz Foods Company	3.00	6-1-2026	1,621,000	1,492,591
Kraft Heinz Foods Company	4.38	6-1-2046	3,266,000	2,706,121
Kraft Heinz Foods Company	5.20	7-15-2045	713,000	663,556
Nestle Holdings Incorporated 144A	3.10	9-24-2021	6,608,000	6,656,437
Nestle Holdings Incorporated 144A	3.35	9-24-2023	6,007,000	6,105,178
Nestle Holdings Incorporated 144A	3.50	9-24-2025	4,439,000	4,511,884
Nestle Holdings Incorporated 144A	3.63	9-24-2028	2,289,000	2,329,060
Nestle Holdings Incorporated 144A	3.90	9-24-2038	2,404,000	2,392,425
Nestle Holdings Incorporated 144A	4.00	9-24-2048	3,104,000	3,093,379

				35,893,937

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Household Products : 0.03%
Church & Dwight Company Incorporated	2.45%	8-1-2022	$1,519,000	$1,480,955

Tobacco : 0.35%
Bat Capital Corporation	2.76	8-15-2022	12,852,000	12,494,187
Bat Capital Corporation	4.54	8-15-2047	1,301,000	1,055,312
British American Tobacco Capital Corporation	2.30	8-14-2020	3,029,000	2,984,333
Reynolds American Incorporated	5.85	8-15-2045	2,912,000	2,774,510

				19,308,342

Energy : 2.42%

Electric Utilities : 0.26%
Commonwealth Edison Company	4.00	3-1-2049	3,337,000	3,246,404
DTE Electric Company	3.95	3-1-2049	2,434,000	2,378,680
Emera US Finance LP	4.75	6-15-2046	3,081,000	3,022,371
MidAmerica Energy Company	4.25	7-15-2049	1,040,000	1,070,604
PacifiCorp %%	4.15	2-15-2050	4,435,000	4,386,060

				14,104,119

Energy Equipment & Services : 0.10%
Schlumberger Holdings Corporation 144A	4.00	12-21-2025	5,508,000	5,554,658

Oil, Gas & Consumable Fuels : 2.06%
Anadarko Petroleum Corporation	4.85	3-15-2021	1,790,000	1,839,019
Andeavor Logistics LP	3.50	12-1-2022	2,282,000	2,270,652
Andeavor Logistics LP	5.20	12-1-2047	2,838,000	2,739,794
Andeavor Logistics LP	5.25	1-15-2025	1,084,000	1,102,430
BP Capital Markets America Incorporated	3.41	2-11-2026	5,712,000	5,701,148
BP Capital Markets America Incorporated	3.80	9-21-2025	5,992,000	6,128,940
BP Capital Markets America Incorporated	3.94	9-21-2028	14,073,000	14,489,127
Brooklyn Union Gas Company 144A%%	3.87	3-4-2029	2,010,000	2,007,225
Cimarex Energy Company	4.38	6-1-2024	6,879,000	7,007,353
Devon Energy Corporation	5.60	7-15-2041	3,302,000	3,568,925
Dominion Gas Holdings LLC	4.80	11-1-2043	294,000	306,687
Enbridge Energy Partners LP	7.38	10-15-2045	1,167,000	1,572,474
Energy Transfer Operating Partners LP	5.25	4-15-2029	4,670,000	4,883,361
Energy Transfer Operating Partners LP	6.25	4-15-2049	4,086,000	4,385,350
Energy Transfer Partners LP	5.50	6-1-2027	4,679,000	4,912,950
Energy Transfer Partners LP	6.13	12-15-2045	2,457,000	2,565,994
Energy Transfer Partners LP	6.50	2-1-2042	1,132,000	1,227,384
Enterprise Products Operating LLC	3.75	2-15-2025	1,989,000	2,014,153
EOG Resources Incorporated	2.63	3-15-2023	6,198,000	6,067,406
HollyFrontier Corporation	5.88	4-1-2026	2,594,000	2,735,392
Kinder Morgan Incorporated 144A	5.00	2-15-2021	6,091,000	6,276,205
Kinder Morgan Incorporated	5.55	6-1-2045	2,405,000	2,524,943
Magellan Midstream Partners LP	4.85	2-1-2049	2,246,000	2,267,829
Marathon Petroleum Corporation	4.75	9-15-2044	2,159,000	2,071,170
MPLX LP	4.13	3-1-2027	3,013,000	2,952,754
MPLX LP	4.70	4-15-2048	968,000	887,653
MPLX LP	5.50	2-15-2049	2,660,000	2,724,337
Newfield Exploration Company	5.63	7-1-2024	7,511,000	8,032,076
Noble Energy Incorporated	5.05	11-15-2044	897,000	840,597
Williams Companies Incorporated	3.70	1-15-2023	1,479,000	1,477,707
Williams Companies Incorporated	4.55	6-24-2024	2,446,000	2,532,426
Williams Companies Incorporated	5.40	3-4-2044	1,987,000	2,010,082
Williams Companies Incorporated	5.75	6-24-2044	1,235,000	1,301,059

				113,424,602

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financials : 4.42%

Banks : 2.22%
Bank of America Corporation	3.25%	10-21-2027	$4,810,000	$4,602,755
Bank of America Corporation (3 Month LIBOR +1.51%) ±	3.71	4-24-2028	7,445,000	7,342,871
Bank of America Corporation (3 Month LIBOR +0.94%) ±	3.86	7-23-2024	6,808,000	6,918,288
Bank of America Corporation (3 Month LIBOR +1.21%) ±	3.97	2-7-2030	10,744,000	10,780,198
Bank of America Corporation	4.00	4-1-2024	4,974,000	5,115,709
Bank of America Corporation (3 Month LIBOR +1.81%) ±	4.24	4-24-2038	2,185,000	2,177,863
Capital One NA	2.65	8-8-2022	3,432,000	3,340,757
Citibank NA	3.65	1-23-2024	4,641,000	4,721,232
Citigroup Incorporated	3.20	10-21-2026	16,378,000	15,689,718
Citigroup Incorporated (3 Month LIBOR +1.39%) ±	3.67	7-24-2028	4,086,000	4,001,671
Citigroup Incorporated (3 Month LIBOR +1.17%) ±	3.88	1-24-2039	1,435,000	1,365,931
JPMorgan Chase & Company (3 Month LIBOR +0.89%) ±	3.80	7-23-2024	6,033,000	6,119,167
JPMorgan Chase & Company (3 Month LIBOR +1.36%) ±	3.88	7-24-2038	1,633,000	1,548,801
JPMorgan Chase & Company (3 Month LIBOR +1.00%) ±	4.02	12-5-2024	20,218,000	20,732,592
JPMorgan Chase & Company (3 Month LIBOR +1.33%) ±	4.45	12-5-2029	4,006,000	4,192,610
PNC Bank NA	3.30	10-30-2024	8,589,000	8,610,861
PNC Bank NA	3.50	6-8-2023	2,042,000	2,075,634
PNC Bank NA	3.50	1-23-2024	9,737,000	9,818,008
Santander Holdings USA	4.45	12-3-2021	3,062,000	3,126,985

				122,281,651

Capital Markets : 0.83%
Goldman Sachs Group Incorporated (3 Month LIBOR +0.82%) ±	2.88	10-31-2022	8,712,000	8,581,463
Goldman Sachs Group Incorporated	3.50	11-16-2026	6,829,000	6,570,704
Goldman Sachs Group Incorporated	3.63	2-20-2024	12,275,000	12,288,604
Goldman Sachs Group Incorporated (3 Month LIBOR +1.30%) ±	4.22	5-1-2029	5,335,000	5,345,691
Goldman Sachs Group Incorporated (3 Month LIBOR +1.43%) ±	4.41	4-23-2039	5,377,000	5,218,895
Lazard Group LLC	4.50	9-19-2028	4,761,000	4,828,587
Morgan Stanley	2.75	5-19-2022	24,000	23,655
PPL Capital Funding Incorporated	3.10	5-15-2026	2,955,000	2,778,938

				45,636,537

Consumer Finance : 0.62%
Capital One Financial Corporation	2.40	10-30-2020	2,552,000	2,521,272
Capital One Financial Corporation	3.20	1-30-2023	2,225,000	2,191,340
Capital One Financial Corporation	3.80	1-31-2028	5,861,000	5,632,510
Capital One Financial Corporation	3.90	1-29-2024	5,033,000	5,056,919
Capital One Financial Corporation	4.25	4-30-2025	4,630,000	4,689,795
Ford Motor Credit Company LLC	3.82	11-2-2027	339,000	287,943
Ford Motor Credit Company LLC	5.29	12-8-2046	1,987,000	1,601,654
General Motors Financial Company Incorporated	5.10	1-17-2024	6,729,000	6,887,379
General Motors Financial Company Incorporated	5.15	4-1-2038	1,896,000	1,702,905
General Motors Financial Company Incorporated	5.65	1-17-2029	3,628,000	3,690,194

				34,261,911

Diversified Financial Services : 0.10%
Voya Financial Incorporated	3.13	7-15-2024	5,746,000	5,560,351

Insurance : 0.65%
American International Group Incorporated	4.20	4-1-2028	3,062,000	3,013,211
American International Group Incorporated	4.38	1-15-2055	1,535,000	1,297,595
American International Group Incorporated	4.50	7-16-2044	1,714,000	1,572,102
American International Group Incorporated	6.25	5-1-2036	1,546,000	1,727,803
Brighthouse Financial Incorporated	3.70	6-22-2027	2,052,000	1,841,877
Liberty Mutual Group Incorporated 144A	4.25	6-15-2023	352,000	357,736
Liberty Mutual Group Incorporated 144A	4.57	2-1-2029	4,400,000	4,453,051
Prudential Financial Incorporated	4.35	2-25-2050	8,062,000	7,897,955
Prudential Financial Incorporated	4.60	5-15-2044	1,037,000	1,070,784
Torchmark Corporation	4.55	9-15-2028	5,992,000	6,155,520
Willis North America Incorporated	4.50	9-15-2028	6,206,000	6,259,910

				35,647,544

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 2.72%

Biotechnology : 0.51%
AbbVie Incorporated	2.50%	5-14-2020	$7,593,000	$7,542,567
AbbVie Incorporated	4.25	11-14-2028	5,516,000	5,456,701
AbbVie Incorporated	4.88	11-14-2048	4,605,000	4,316,355
Celgene Corporation	2.75	2-15-2023	7,109,000	6,932,614
Celgene Corporation	2.88	2-19-2021	1,970,000	1,956,741
Celgene Corporation	3.90	2-20-2028	2,047,000	2,005,937

				28,210,915

Health Care Equipment & Supplies : 0.91%
Abbott Laboratories	3.40	11-30-2023	1,107,000	1,116,785
Abbott Laboratories	3.75	11-30-2026	3,620,000	3,668,210
Abbott Laboratories	3.88	9-15-2025	815,000	837,892
Abbott Laboratories	4.90	11-30-2046	3,004,000	3,294,236
Becton Dickinson & Company	2.40	6-5-2020	6,649,000	6,579,949
Becton Dickinson & Company	3.36	6-6-2024	6,355,000	6,252,932
Becton Dickinson & Company	3.70	6-6-2027	3,341,000	3,236,521
Becton Dickinson & Company	3.73	12-15-2024	5,295,000	5,296,495
Becton Dickinson & Company	4.69	12-15-2044	3,107,000	3,042,245
Boston Scientific Corporation	3.75	3-1-2026	3,220,000	3,219,335
Boston Scientific Corporation	4.00	3-1-2029	4,401,000	4,401,945
Boston Scientific Corporation	4.70	3-1-2049	2,149,000	2,156,956
Edwards Lifesciences Corporation	4.30	6-15-2028	6,657,000	6,764,235

				49,867,736

Health Care Providers & Services : 1.07%
Anthem Incorporated	2.95	12-1-2022	2,200,000	2,180,351
CVS Health Corporation	3.70	3-9-2023	9,990,000	10,051,318
CVS Health Corporation	4.00	12-5-2023	2,972,000	3,020,799
CVS Health Corporation	4.30	3-25-2028	6,554,000	6,558,495
CVS Health Corporation	4.78	3-25-2038	5,195,000	5,053,506
CVS Health Corporation	5.05	3-25-2048	3,164,000	3,135,260
Halfmoon Parent Incorporated 144A	3.40	9-17-2021	4,490,000	4,513,291
Halfmoon Parent Incorporated 144A	3.75	7-15-2023	7,651,000	7,742,620
Halfmoon Parent Incorporated 144A	4.38	10-15-2028	4,390,000	4,449,944
Halfmoon Parent Incorporated 144A	4.80	8-15-2038	458,000	457,103
Halfmoon Parent Incorporated 144A	4.90	12-15-2048	4,435,000	4,415,796
UnitedHealth Group Incorporated	3.50	2-15-2024	3,316,000	3,361,888
UnitedHealth Group Incorporated	3.70	12-15-2025	2,208,000	2,259,857
UnitedHealth Group Incorporated	4.45	12-15-2048	1,627,000	1,697,185

				58,897,413

Pharmaceuticals : 0.23%
Eli Lilly and Company	3.38	3-15-2029	3,919,000	3,919,115
Eli Lilly and Company	3.95	3-15-2049	2,952,000	2,892,115
Pfizer Incorporated	4.10	9-15-2038	1,141,000	1,162,251
Pfizer Incorporated	4.20	9-15-2048	4,771,000	4,913,876

				12,887,357

Industrials : 1.99%

Aerospace & Defense : 0.79%
Lockheed Martin Corporation	4.07	12-15-2042	3,579,000	3,499,684
Lockheed Martin Corporation	4.09	9-15-2052	1,659,000	1,603,712
Northrop Grumman Corporation	2.55	10-15-2022	6,452,000	6,337,969
Northrop Grumman Corporation	2.93	1-15-2025	302,000	292,628
Northrop Grumman Corporation	3.25	8-1-2023	5,951,000	5,960,653
Northrop Grumman Corporation	3.25	1-15-2028	2,734,000	2,618,473
The Boeing Company	3.55	3-1-2038	888,000	849,362
United Technologies Corporation	3.65	8-16-2023	7,642,000	7,749,479
United Technologies Corporation	3.95	8-16-2025	2,865,000	2,920,321
United Technologies Corporation	4.13	11-16-2028	5,843,000	5,934,524
United Technologies Corporation	4.45	11-16-2038	3,727,000	3,702,258
United Technologies Corporation	4.63	11-16-2048	2,200,000	2,220,435

				43,689,498

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Air Freight & Logistics : 0.10%
FedEx Corporation	4.55%	4-1-2046	$2,200,000	$2,051,293
FedEx Corporation	4.95	10-17-2048	3,735,000	3,714,112

				5,765,405

Airlines : 0.02%
Delta Air Lines Incorporated	4.38	4-19-2028	1,351,000	1,297,355

Construction & Engineering : 0.05%
Valmont Industries Incorporated	5.00	10-1-2044	1,929,000	1,776,326
Valmont Industries Incorporated	5.25	10-1-2054	1,065,000	949,234

				2,725,560

Industrial Conglomerates : 0.14%
General Electric Capital Corporation	4.50	3-11-2044	5,405,000	4,838,385
General Electric Capital Corporation	5.88	1-14-2038	2,471,000	2,588,765

				7,427,150

Machinery : 0.18%
Caterpillar Financial Services Corporation	2.95	2-26-2022	2,195,000	2,195,478
Wabtec Corporation	4.15	3-15-2024	3,283,000	3,278,126
Wabtec Corporation	4.70	9-15-2028	4,351,000	4,321,943

				9,795,547

Road & Rail : 0.49%
Burlington Northern Santa Fe LLC	4.90	4-1-2044	1,112,000	1,225,149
CSX Corporation	4.25	3-15-2029	2,019,000	2,077,375
CSX Corporation	4.75	11-15-2048	1,426,000	1,477,533
Union Pacific Corporation	2.95	3-1-2022	5,577,000	5,568,250
Union Pacific Corporation	3.15	3-1-2024	4,290,000	4,275,618
Union Pacific Corporation	3.70	3-1-2029	6,560,000	6,538,446
Union Pacific Corporation	4.30	3-1-2049	6,153,000	5,994,526

				27,156,897

Trading Companies & Distributors : 0.16%
Air Lease Corporation	3.63	4-1-2027	4,334,000	3,955,589
Air Lease Corporation	3.63	12-1-2027	5,213,000	4,745,071

				8,700,660

Transportation Infrastructure : 0.06%
Crowley Conro LLC	4.18	8-15-2043	2,968,000	3,076,619

Information Technology : 1.14%

IT Services : 0.04%
Fiserv Incorporated	4.20	10-1-2028	476,000	470,248
International Business Machine Corporation «	4.70	2-19-2046	1,637,000	1,722,569

				2,192,817

Semiconductors & Semiconductor Equipment : 0.24%
Lam Research Corporation %%	3.75	3-15-2026	3,297,000	3,297,529
Lam Research Corporation %%	4.00	3-15-2029	7,838,000	7,835,136
Lam Research Corporation %%	4.88	3-15-2049	2,308,000	2,309,248

				13,441,913

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Software : 0.42%
Microsoft Corporation	2.00%	8-8-2023	$2,840,000	$2,747,241
Microsoft Corporation	3.30	2-6-2027	4,014,000	4,036,648
Microsoft Corporation	4.00	2-12-2055	2,585,000	2,575,082
Microsoft Corporation	4.10	2-6-2037	3,275,000	3,432,009
Microsoft Corporation	4.25	2-6-2047	2,066,000	2,200,313
Microsoft Corporation	4.50	2-6-2057	2,413,000	2,615,152
Oracle Corporation	2.63	2-15-2023	2,701,000	2,661,246
Oracle Corporation	2.95	11-15-2024	1,445,000	1,425,835
Oracle Corporation	3.80	11-15-2037	1,478,000	1,417,550

				23,111,076

Technology Hardware, Storage & Peripherals : 0.44%
Apple Incorporated	2.85	5-11-2024	3,743,000	3,715,549
Apple Incorporated	3.20	5-13-2025	1,269,000	1,272,895
Apple Incorporated	3.20	5-11-2027	7,478,000	7,385,584
Apple Incorporated	4.25	2-9-2047	4,789,000	4,898,619
Apple Incorporated	4.38	5-13-2045	1,847,000	1,918,498
Apple Incorporated	4.50	2-23-2036	1,995,000	2,147,020
Hewlett Packard Enterprise Company	6.35	10-15-2045	2,955,000	2,992,565

				24,330,730

Materials : 0.57%

Chemicals : 0.28%
DowDuPont Incorporated	4.21	11-15-2023	2,985,000	3,080,242
DowDuPont Incorporated	4.73	11-15-2028	2,033,000	2,121,927
DowDuPont Incorporated	5.42	11-15-2048	2,257,000	2,416,863
Huntsman International LLC %%	4.50	5-1-2029	2,130,000	2,097,633
Huntsman International LLC	5.13	11-15-2022	1,676,000	1,753,180
Westlake Chemical Corporation	3.60	8-15-2026	2,019,000	1,906,932
Westlake Chemical Corporation	5.00	8-15-2046	2,155,000	2,006,190

				15,382,967

Containers & Packaging : 0.14%
Avery Dennison Corporation	4.88	12-6-2028	2,394,000	2,478,113
International Paper Company	4.35	8-15-2048	2,079,000	1,849,758
International Paper Company	5.15	5-15-2046	2,124,000	2,091,103
Westrock Company	4.90	3-15-2029	1,450,000	1,517,560

				7,936,534

Metals & Mining : 0.15%
Barrick Gold Finance Company LLC	5.70	5-30-2041	2,381,000	2,607,957
Barrick North America Finance LLC	5.75	5-1-2043	1,506,000	1,669,689
Southern Copper Corporation	5.88	4-23-2045	2,566,000	2,747,608
Southern Copper Corporation	7.50	7-27-2035	995,000	1,221,363

				8,246,617

Real Estate : 0.92%

Equity REITs : 0.92%
Boston Properties LP	4.50	12-1-2028	4,077,000	4,227,252
Crown Castle International Corporation	5.20	2-15-2049	2,237,000	2,225,610
DDR Corporation	4.25	2-1-2026	926,000	915,286
DDR Corporation	4.63	7-15-2022	1,740,000	1,780,412
Mid-America Apartments LP	3.60	6-1-2027	1,382,000	1,341,996
Mid-America Apartments LP	3.75	6-15-2024	4,884,000	4,896,520
Mid-America Apartments LP %%	3.95	3-15-2029	905,000	897,714

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Mid-America Apartments LP	4.00%	11-15-2025	$2,504,000	$2,533,679
Mid-America Apartments LP	4.30	10-15-2023	2,093,000	2,151,393
Public Storage	2.37	9-15-2022	5,434,000	5,303,258
Public Storage	3.09	9-15-2027	4,310,000	4,086,886
Regency Centers LP	3.60	2-1-2027	1,987,000	1,927,409
Regency Centers LP	4.13	3-15-2028	1,413,000	1,415,933
Store Capital Corporation	4.50	3-15-2028	7,692,000	7,562,857
Store Capital Corporation	4.63	3-15-2029	2,610,000	2,576,353
Tanger Properties LP	3.75	12-1-2024	2,422,000	2,360,327
Tanger Properties LP	3.88	12-1-2023	2,668,000	2,646,745
Ventas Realty LP	4.88	4-15-2049	1,962,000	1,960,797

				50,810,427

Utilities : 1.26%

Electric Utilities : 0.97%
Alliant Energy Finance LLC 144A	4.25	6-15-2028	3,283,000	3,273,634
American Transmission Systems Incorporated 144A	5.00	9-1-2044	388,000	411,728
Appalachian Power Company	3.30	6-1-2027	1,313,000	1,265,027
Duke Energy Corporation	1.80	9-1-2021	4,310,000	4,172,703
Duke Energy Indiana Incorporated	3.75	5-15-2046	994,000	931,435
Duquesne Light Holdings Incorporated 144A	3.62	8-1-2027	6,206,000	5,837,586
Edison International	2.13	4-15-2020	2,181,000	2,137,222
Emera US Finance LP	3.55	6-15-2026	1,020,000	978,454
Exelon Corporation	4.45	4-15-2046	1,591,000	1,549,208
Exelon Generation Company LLC	5.60	6-15-2042	517,000	511,453
FirstEnergy Corporation	4.85	7-15-2047	186,000	191,950
FirstEnergy Transmission LLC 144A	5.45	7-15-2044	873,000	947,820
Indiana Michigan Power Company	4.55	3-15-2046	2,011,000	2,060,654
IPALCO Enterprises Incorporated	3.70	9-1-2024	4,794,000	4,712,075
Metropolitan Edison Company 144A	4.30	1-15-2029	1,638,000	1,656,181
Mid-Atlantic Interstate Transmission LLC 144A	4.10	5-15-2028	3,916,000	3,906,773
Mississippi Power Company	3.95	3-30-2028	5,016,000	4,958,390
South Carolina Edison Company	3.70	8-1-2025	2,364,000	2,315,978
South Carolina Edison Company	4.13	3-1-2048	7,888,000	7,260,316
Southern California Edison Company	3.50	10-1-2023	1,650,000	1,620,964
Southern California Edison Company	3.65	3-1-2028	414,000	396,481
Southern California Edison Company	4.00	4-1-2047	355,000	320,620
Southwestern Electric Power Company	3.85	2-1-2048	836,000	745,088
Southwestern Electric Power Company	3.90	4-1-2045	1,313,000	1,188,968

				53,350,708

Multi-Utilities : 0.29%
CenterPoint Energy Incorporated	2.50	9-1-2022	405,000	390,749
CenterPoint Energy Incorporated	3.85	2-1-2024	1,363,000	1,366,103
CenterPoint Energy Incorporated	4.25	11-1-2028	815,000	822,669
Dominion Resources Incorporated	1.60	8-15-2019	3,776,000	3,753,709
Dominion Resources Incorporated	2.00	8-15-2021	2,873,000	2,786,326
Sempra Energy	2.90	2-1-2023	2,347,000	2,269,952
Sempra Energy	3.40	2-1-2028	1,112,000	1,044,813
Sempra Energy	4.00	2-1-2048	4,190,000	3,651,235

				16,085,556

Total Corporate Bonds and Notes (Cost $1,121,108,221)				1,127,251,335

Foreign Corporate Bonds and Notes @: 0.04%

Energy : 0.04%

Oil, Gas & Consumable Fuels : 0.04%
EnCana Corporation (CAD)	6.63	8-15-2037	1,847,000	2,101,471

Total Foreign Corporate Bonds and Notes (Cost $2,221,899)				2,101,471

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 0.53%

California : 0.16%

GO Revenue : 0.16%
California Build America Bonds	7.60%	11-1-2040	$1,580,000	$2,360,773
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	4,670,000	6,750,298

				9,111,071

Illinois : 0.02%

GO Revenue : 0.02%
Illinois Taxable Pension	5.10	6-1-2033	1,065,000	1,010,142

Nevada : 0.09%

Airport Revenue : 0.09%
Clark County NV Airport Authority Build America Bonds Series C	6.82	7-1-2045	3,365,000	4,748,015

New York : 0.13%

Airport Revenue : 0.13%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	6,705,000	7,075,787

Ohio : 0.04%

Education Revenue : 0.04%
Ohio State University General Receipts Taxable Bonds Series A	4.80	6-1-2111	1,957,000	2,058,333

Texas : 0.09%

Transportation Revenue : 0.09%
North Texas Tollway Authority	6.72	1-1-2049	3,609,000	5,049,821

Total Municipal Obligations (Cost $25,230,293)				29,053,169

Non-Agency Mortgage-Backed Securities : 5.19%
Benchmark Mortgage Trust Series 2018-B1 Class ASB ±±	3.60	1-15-2051	1,620,000	1,648,137
Benchmark Mortgage Trust Series 2019-B9 Class A4	3.75	3-15-2052	4,399,000	4,452,775
Benchmark Mortgage Trust Series 2019-B9 Class A5	4.02	3-15-2052	6,601,000	6,815,529
CD Commercial Mortgage Trust Series 2016-CD1 Class A1	1.44	8-10-2049	1,130,205	1,109,084
CD Commercial Mortgage Trust Series 2016-CD1 Class ASB	2.62	8-10-2049	3,720,000	3,642,265
CD Commercial Mortgage Trust Series 2017-CD4 Class A4 ±±	3.51	5-10-2050	2,986,000	2,993,883
CD Commercial Mortgage Trust Series 2017-CD4 Class ASB	3.32	5-10-2050	2,105,000	2,111,394
CD Commercial Mortgage Trust Series 2017-CD6 Class ASB	3.33	11-13-2050	5,323,000	5,305,582
CFCRE Commercial Mortgage Trust Series 2016-C3 Class A1	1.79	1-10-2048	1,443,214	1,428,040
CFCRE Commercial Mortgage Trust Series 2016-C4 Class A4	3.28	5-10-2058	2,857,000	2,802,134
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2	3.59	12-10-2054	2,861,000	2,881,305
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	4,014,000	4,079,434
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A1	1.96	6-15-2050	1,289,574	1,271,220
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	2,014,000	2,029,261
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class AS	3.46	4-10-2048	1,353,000	1,354,415
Colt Funding LLC Series 2019-1 Class A1 144A±±	3.71	3-25-2049	4,041,442	4,049,843
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	2,240,762	2,215,771
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	1,038,000	1,053,183
Commercial Mortgage Pass-Through Certificate Series 2013-CR10 Class A2	2.97	8-10-2046	60,931	61,228
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class A4	4.05	10-10-2046	2,289,000	2,371,136
Commercial Mortgage Pass-Through Certificate Series 2014-UBS2 Class A5	3.96	3-10-2047	1,747,000	1,806,606

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificate Series 2016-C1 Class ASB	2.97%	10-10-2049	$2,071,000	$2,057,279
Commercial Mortgage Trust Series 2012-CR4 Class A2	1.80	10-15-2045	415,427	403,350
Commercial Mortgage Trust Series 2014-UBS4 Class AM	3.97	8-10-2047	3,113,000	3,162,768
Commercial Mortgage Trust Series 2014-UBS6 Class A5	3.64	12-10-2047	4,020,000	4,093,532
Commercial Mortgage Trust Series 2015-DC1 Class A5	3.35	2-10-2048	3,271,000	3,265,571
Commercial Mortgage Trust Series 2018-COR3 Class A3	4.23	5-10-2051	2,336,000	2,441,706
Commercial Real Estate Products & Resources Estate Series 2016-C4 Class ASB	3.09	5-10-2058	2,871,000	2,858,404
Credit Suisse Mortgage Trust Series 2016-NSXR Class A4 ±±	3.79	12-15-2049	6,209,000	6,293,354
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4	3.72	8-15-2048	2,954,000	3,006,650
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A4	3.81	11-15-2048	6,095,200	6,229,802
CSAIL Commercial Mortgage Trust Series 2016-C5 Class ASB	3.53	11-15-2048	865,000	878,243
CSAIL Commercial Mortgage Trust Series 2019-C15 Class A4%%	4.05	3-15-2052	2,968,000	3,057,037
Deutsche Bank Commercial Mortgage Trust Series 2017-C6 Class ASB	3.12	6-10-2050	1,249,000	1,239,507
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	295,300	294,958
GS Mortgage Securities Trust Series 2014-GCJ18 Class A3	3.80	1-10-2047	1,738,083	1,778,217
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.51	10-10-2048	2,820,000	2,845,578
GS Mortgage Securities Trust Series 2016-GS3 Class A4	2.85	10-10-2049	2,075,000	1,998,560
GS Mortgage Securities Trust Series 2016-GS3 Class AAB	2.78	10-10-2049	3,117,000	3,086,487
GS Mortgage Securities Trust Series 2017-GS6 Class A3	3.43	5-10-2050	4,851,364	4,815,577
GS Mortgage Securities Trust Series 2017-GSJ7 Class A4	3.43	8-10-2050	2,986,000	2,959,387
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	7,319,896	7,866,758
JPMDB Commercial Mortgage Securities Series 2014-C23 Class A4	3.67	9-15-2047	2,419,000	2,472,575
JPMDB Commercial Mortgage Securities Series 2015-C33 Class A4	3.77	12-15-2048	1,554,714	1,591,406
JPMDB Commercial Mortgage Securities Series 2017-C5 A5	3.69	3-15-2050	5,010,000	5,090,603
JPMDB Commercial Mortgage Securities Series 2017-C5 Class ASB	3.49	3-15-2050	861,000	871,147
JPMDB Commercial Mortgage Securities Series 2018-C8 Class ASB	4.15	6-15-2051	2,714,000	2,840,666
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-CBX Class A4	3.48	6-15-2045	3,623,000	3,658,700
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class A2	2.67	1-15-2046	160,803	160,616
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A2	2.87	7-15-2047	1,565,635	1,563,904
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2016-C1 Class A5	3.58	3-15-2049	1,992,000	2,014,856
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2016-JP2 Class A1	1.32	8-15-2049	2,204,259	2,169,660
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2017-JP5 Class ASB	3.55	3-15-2050	6,129,000	6,221,096
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2017-JP6 Class ASB	3.28	7-15-2050	2,343,000	2,344,965
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	1,761,792	1,757,227
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	10,965,000	10,762,231
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class ASB	3.73	1-15-2049	2,582,000	2,645,718
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP2 Class ASB	2.71	8-15-2049	2,765,000	2,713,545
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-COR4 Class A5	4.03	3-10-2052	5,463,000	5,616,774
JPMorgan Mortgage Trust Series 2016-5 Class A1 144A±±	2.63	12-25-2046	2,951,982	2,914,128
JPMorgan Mortgage Trust Series 2017-5 Class A1 144A±±	3.18	10-26-2048	27,667,684	27,555,544
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A4	3.25	2-15-2048	800,041	797,928
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class A5	3.64	10-15-2048	2,838,000	2,873,740
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.75	12-15-2047	754,000	769,162
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A4	3.54	1-15-2049	1,448,000	1,459,209
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class A4	2.60	9-15-2049	4,774,000	4,514,423
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class ASB	2.73	9-15-2049	9,888,000	9,711,367

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust Series 2016-UB11 Class A1	1.45%	8-15-2049	$2,429,598	$2,392,093
Morgan Stanley Capital I Trust Series 2016-UB11 Class ASB	2.61	8-15-2049	2,119,000	2,066,914
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A1	1.71	3-15-2049	1,266,812	1,249,995
Perpetual Savings Bank Series 1990-1 Class 1 ±±	0.00	3-1-2020	1,275	1,276
SoFi Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	3,404,125	3,360,285
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR +0.95%) 144A±	3.44	1-25-2039	675,802	680,010
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) 144A±	3.34	7-25-2039	1,477,435	1,483,944
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	3.19	3-26-2040	1,480,162	1,484,072
SoFi Professional Loan Program LLC Series 2017-D Class A2 144A	2.65	9-25-2040	666,000	654,424
SoFi Professional Loan Program LLC Series 2017-E Class A1 (1 Month LIBOR +0.50%) 144A±	2.99	11-26-2040	1,204,384	1,204,478
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	9,979,000	9,787,402
SoFi Professional Loan Program LLC Series 2018-B Class A2FX 144A	3.34	8-25-2047	8,978,000	8,975,712
SoFi Professional Loan Program LLC Series 2018-C Class A2FX 144A	3.59	1-25-2048	9,025,000	9,120,092
SoFi Professional Loan Program LLC Series 2018-D Class A2FX 144A	3.60	2-25-2048	6,420,000	6,486,200
SoFi Professional Loan Program LLC Series 2019-A Class A2FX 144A	3.69	6-15-2048	2,756,000	2,789,580
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A4	3.53	5-10-2063	3,453,000	3,498,092
UBS Commercial Mortgage Trust Series 2018-C13 Class A4	4.33	10-15-2051	2,263,000	2,390,530
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.84	2-25-2059	3,345,000	3,344,958

Total Non-Agency Mortgage-Backed Securities (Cost $287,826,896)				286,176,197

U.S. Treasury Securities : 26.02%
U.S. Treasury Bond	2.75	8-15-2047	28,201,000	26,382,256
U.S. Treasury Bond	2.75	11-15-2047	28,431,000	26,577,432
U.S. Treasury Bond	2.88	5-15-2028	105,535,000	106,953,127
U.S. Treasury Bond	3.00	2-15-2048	28,428,000	27,932,731
U.S. Treasury Bond	3.00	8-15-2048	101,535,000	99,785,901
U.S. Treasury Bond	3.13	11-15-2028	11,829,000	12,232,849
U.S. Treasury Bond	3.38	11-15-2048	6,958,000	7,355,911
U.S. Treasury Bond	3.75	11-15-2043	38,660,000	43,184,428
U.S. Treasury Bond	4.25	11-15-2040	7,421,000	8,889,546
U.S. Treasury Bond	4.38	11-15-2039	3,194,000	3,889,069
U.S. Treasury Note	1.38	8-31-2020	342,000	336,095
U.S. Treasury Note	1.38	9-30-2020	15,231,000	14,950,178
U.S. Treasury Note	1.50	7-15-2020	29,753,000	29,326,463
U.S. Treasury Note	1.63	10-15-2020	5,422,000	5,341,305
U.S. Treasury Note	1.63	8-31-2022	53,681,000	52,093,636
U.S. Treasury Note	1.63	4-30-2023	10,991,000	10,603,310
U.S. Treasury Note	1.63	2-15-2026	140,369,000	131,425,959
U.S. Treasury Note	2.00	8-31-2021	28,403,000	28,049,072
U.S. Treasury Note	2.00	10-31-2022	25,813,000	25,348,164
U.S. Treasury Note	2.00	8-15-2025	86,032,000	82,923,422
U.S. Treasury Note	2.25	8-15-2027	68,579,000	66,336,788
U.S. Treasury Note	2.38	4-15-2021	27,337,000	27,251,572
U.S. Treasury Note	2.38	2-29-2024	20,829,000	20,698,819
U.S. Treasury Note	2.50	1-31-2021	5,540,000	5,536,754
U.S. Treasury Note	2.50	2-28-2021	9,158,000	9,156,211
U.S. Treasury Note	2.50	1-15-2022	47,714,000	47,706,545
U.S. Treasury Note	2.50	2-15-2022	21,014,000	21,016,463
U.S. Treasury Note «	2.50	1-31-2024	41,627,000	41,581,470
U.S. Treasury Note	2.63	7-31-2020	130,283,000	130,384,784
U.S. Treasury Note	2.63	5-15-2021	59,787,000	59,910,778
U.S. Treasury Note	2.63	7-15-2021	46,001,000	46,116,003
U.S. Treasury Note	2.63	1-31-2026	6,818,000	6,821,729
U.S. Treasury Note	2.63	2-15-2029	3,670,000	3,639,608
U.S. Treasury Note	2.75	9-30-2020	56,293,000	56,453,523
U.S. Treasury Note	2.75	8-15-2021	203,000	204,134
U.S. Treasury Note	2.75	2-15-2028	25,596,000	25,691,985
U.S. Treasury Note	2.88	10-15-2021	24,394,000	24,616,023
U.S. Treasury Note	2.88	8-15-2028	43,201,000	43,761,263
U.S. Treasury Note	3.00	2-15-2049	35,214,000	34,628,017
U.S. Treasury Note	6.25	8-15-2023	15,993,000	18,477,538

Total U.S. Treasury Securities (Cost $1,434,136,043)				1,433,570,861

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 3.24%

Communication Services : 0.07%

Wireless Telecommunication Services : 0.07%
Vodafone Group plc	3.75%	1-16-2024	$3,809,000	$3,795,993

Consumer Staples : 0.21%

Food & Staples Retailing : 0.01%
Alimentation Couche-Tard Company 144A	4.50	7-26-2047	372,000	336,573

Food Products : 0.20%
Danone SA 144A	2.95	11-2-2026	12,075,000	11,370,442

Energy : 0.69%

Energy Equipment & Services : 0.15%
Schlumberger Limited 144A	2.65	11-20-2022	7,930,000	7,830,840

Oil, Gas & Consumable Fuels : 0.54%
Ecopetrol SA	5.88	5-28-2045	1,354,000	1,365,238
Enbridge Incorporated	2.90	7-15-2022	4,236,000	4,167,414
Enbridge Incorporated «	5.50	12-1-2046	783,000	892,859
Encana Corporation	6.50	2-1-2038	3,078,000	3,419,075
Petroleos Mexicanos Company	2.38	4-15-2025	2,358,850	2,323,906
Petroleos Mexicanos Company	2.46	12-15-2025	5,645,500	5,573,514
Petroleos Mexicanos Company	6.35	2-12-2048	1,970,000	1,632,933
Petroleos Mexicanos Company	6.50	3-13-2027	3,201,000	3,098,248
Petroleos Mexicanos Company	6.75	9-21-2047	3,793,000	3,288,910
Transcanada Pipelines Limited	5.10	3-15-2049	3,942,000	4,084,896

				29,846,993

Financials : 1.76%

Banks : 1.35%
Aib Group plc 144A	4.75	10-12-2023	8,949,000	8,980,054
Banco Santander SA	3.80	2-23-2028	5,100,000	4,786,603
Banco Santander SA	4.38	4-12-2028	1,700,000	1,672,520
Bank of Ireland Group 144A	4.50	11-25-2023	5,336,000	5,310,158
Barclays plc (3 Month LIBOR +1.40%) ±	4.61	2-15-2023	6,806,000	6,892,639
BNP Paribas SA 144A	3.50	3-1-2023	6,683,000	6,618,986
Danske Bank A/S 144A	3.88	9-12-2023	4,515,000	4,382,565
Export Import Bank of Korea	3.00	11-1-2022	868,000	863,004
Lloyds Banking Group plc	4.34	1-9-2048	1,939,000	1,669,518
Mitsubishi UFJ Financial Group Incorporated %%	3.22	3-7-2022	2,371,000	2,372,013
Mitsubishi UFJ Financial Group Incorporated %%	3.41	3-7-2024	8,956,000	8,957,177
Royal Bank of Scotland Group plc (3 Month LIBOR +1.75%) ±	4.89	5-18-2029	3,692,000	3,719,754
Royal Bank of Scotland Group plc (3 Month LIBOR +1.91%) ±	5.08	1-27-2030	2,677,000	2,749,846
Santander UK Group Holdings plc (3 Month LIBOR +1.57%) ±	4.80	11-15-2024	5,639,000	5,762,710
UBS Group Funding Company 144A	2.65	2-1-2022	5,139,000	5,035,403
Westpac Banking Corporation	3.30	2-26-2024	4,898,000	4,877,903

				74,650,853

Consumer Finance : 0.06%
Shell International Finance Company	3.50	11-13-2023	3,321,000	3,392,250

Diversified Consumer Services : 0.17%
NXP BV / NXP Funding LLC 144A	4.63	6-1-2023	9,078,000	9,253,478

Diversified Financial Services : 0.13%
Enel Finance International NV 144A	3.50	4-6-2028	1,939,000	1,734,595
Enel Finance International NV 144A	4.88	6-14-2029	1,237,000	1,242,468
Shell International Finance BV	3.25	5-11-2025	4,177,000	4,189,033

				7,166,096

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Insurance : 0.05%
Aon plc	3.88%	12-15-2025	$2,504,000	$2,545,085

Health Care : 0.21%

Pharmaceuticals : 0.21%
Sanofi SA	3.38	6-19-2023	7,298,000	7,407,950
Sanofi SA	3.63	6-19-2028	3,967,000	4,022,002

				11,429,952

Information Technology : 0.08%

Semiconductors & Semiconductor Equipment : 0.08%
NXP Funding LLC 144A	4.88	3-1-2024	2,367,000	2,435,264
NXP Funding LLC 144A	5.35	3-1-2026	1,988,000	2,068,077

				4,503,341

Materials : 0.13%

Containers & Packaging : 0.02%
Suzano Austria GmbH 144A	6.00	1-15-2029	1,257,000	1,335,185

Metals & Mining : 0.11%
Southern Copper Corporated	3.88	4-23-2025	2,274,000	2,262,929
Teck Resources Limited	6.25	7-15-2041	3,606,000	3,762,861

				6,025,790

Utilities : 0.09%

Electric Utilities : 0.09%
Electricite de France SA 144A	4.88	9-21-2038	3,283,000	3,233,446
Electricite de France SA 144A	5.00	9-21-2048	1,974,000	1,942,073

				5,175,519

Total Yankee Corporate Bonds and Notes (Cost $177,773,429)				178,658,390

Yankee Government Bonds : 0.81%
Republic of Colombia	5.20	5-15-2049	5,489,000	5,607,068
Republic of Indonesia	2.95	1-11-2023	6,641,000	6,487,420
Republic of Indonesia	4.45	2-11-2024	2,438,000	2,501,673
Republic of Korea	3.50	9-20-2028	3,355,000	3,382,891
Republic of Korea	3.88	9-20-2048	2,115,000	2,113,247
Republic of Paraguay 144A	5.40	3-30-2050	5,747,000	5,824,527
Saudi International Bond 144A	5.25	1-16-2050	3,067,000	3,208,082
United Mexican States	4.50	4-22-2029	9,733,000	9,791,495
United Mexican States	4.60	2-10-2048	6,025,000	5,588,188

Total Yankee Government Bonds (Cost $43,505,374)				44,504,591

	Yield		Shares
Short-Term Investments : 1.14%

Investment Companies : 1.14%
Securities Lending Cash Investments LLC (l)(r)(u)	2.56		26,086,464	26,089,072
Wells Fargo Government Money Market Fund Select Class (l)(u)##	2.34		36,746,544	36,746,544

Total Short-Term Investments (Cost $62,835,616)				62,835,616

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

		Value
Total investments in securities (Cost $5,842,304,526)	106.40%	$5,862,283,215

Other assets and liabilities, net	(6.40)	(352,668,024)

Total net assets	100.00%	$5,509,615,191

##	All or a portion of this security is segregated for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
@	Foreign bond principal is denominated in the local currency of the issuer.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

CAD	Canadian dollar
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	57,959,204	375,345,297	407,218,037	26,086,464	$26,089,072
Wells Fargo Government Money Market Fund Select Class	118,801,553	2,960,301,050	3,042,356,059	36,746,544	36,746,544

					$62,835,616	1.14%

Wells Fargo Core Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$2,123,004,103	$0	$2,123,004,103
Asset-backed securities	0	575,127,482	0	575,127,482
Corporate bonds and notes	0	1,127,251,335	0	1,127,251,335
Foreign corporate bonds and notes	0	2,101,471	0	2,101,471
Municipal obligations	0	29,053,169	0	29,053,169
Non-agency mortgage-backed securities	0	286,176,197	0	286,176,197
U.S. Treasury securities	1,433,570,861	0	0	1,433,570,861
Yankee corporate bonds and notes	0	178,658,390	0	178,658,390
Yankee government bonds	0	44,504,591	0	44,504,591
Short-term investments
Investment companies	36,746,544	26,089,072	0	62,835,616

Total assets	$1,470,317,405	$4,391,965,810	$0	$5,862,283,215

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At February 28, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Real Return Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 16.73%

Consumer Staples : 4.63%

Beverages : 0.73%
Molson Coors Brewing Company Class B	5,865	$361,629
The Coca-Cola Company	22,050	999,747

		1,361,376

Food & Staples Retailing : 1.08%
Costco Wholesale Corporation	1,801	393,951
Metro AG	48,323	811,558
Wal-Mart Stores Incorporated	6,110	604,829
Walgreens Boots Alliance Incorporated	2,992	213,000

		2,023,338

Food Products : 0.87%
Greencore Group plc	15,241	39,621
Health & Happiness (H&H) International Holdings Limited †	41,500	267,776
Marine Harvest ASA	24,116	556,351
Mondelez International Incorporated Class A	11,340	534,794
The Kraft Heinz Company	6,842	227,086

		1,625,628

Household Products : 1.05%
Church & Dwight Company Incorporated	7,935	522,123
The Clorox Company	1,880	297,096
The Procter & Gamble Company	11,630	1,146,137

		1,965,356

Personal Products : 0.21%
Ontex Group NV	18,380	386,558

Tobacco : 0.69%
Altria Group Incorporated	11,800	618,438
Philip Morris International Incorporated	7,706	669,960

		1,288,398

Energy : 3.91%

Energy Equipment & Services : 0.60%
Halliburton Company	8,428	258,655
John Wood Group plc	87,645	604,954
Schlumberger Limited	5,998	264,272

		1,127,881

Oil, Gas & Consumable Fuels : 3.31%
Anadarko Petroleum Corporation	7,263	315,941
BP plc	71,262	505,106
Chevron Corporation	9,102	1,088,417
Cimarex Energy Company	5,042	362,570
Concho Resources Incorporated	4,682	515,020
Cosan Limited Class A	55,803	640,618
Eni SpA	16,075	277,303
EOG Resources Incorporated	8,797	826,918
Noble Energy Incorporated	12,226	270,806
Occidental Petroleum Corporation	7,289	482,167
Origin Energy Limited †	95,090	496,448
Phillips 66 Company	4,061	391,318

		6,172,632

1

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Shares	Value
Industrials : 0.23%

Industrial Conglomerates : 0.23%
Keppel Corporation Limited	92,600	$421,905

Materials : 3.56%

Chemicals : 1.51%
Axalta Coating Systems Limited †	11,609	310,309
DowDuPont Incorporated	11,068	589,150
Ecolab Incorporated	1,391	234,954
LyondellBasell Industries NV Class A	4,481	383,215
OCI NV †	30,629	727,089
Sasol Limited	7,831	238,857
The Sherwin-Williams Company	786	340,495

		2,824,069

Construction Materials : 0.13%
Martin Marietta Materials Incorporated	1,314	246,769

Containers & Packaging : 0.12%
Crown Holdings Incorporated †	4,003	217,323

Metals & Mining : 1.80%
Agnico Eagle Mines Limited-U.S. Exchange Traded Shares	4,900	208,054
B2Gold Corporation †	20,000	62,920
Barrick Gold Corporation	12,756	161,236
Detour Gold Corporation †	6,500	65,793
Endeavour Mining Corporation †	4,000	60,823
Evolution Mining Limited	26,000	66,580
Franco-Nevada Corporation	1,500	113,006
Fresnillo plc	7,300	83,268
Goldcorp Incorporated-U.S. Exchange Traded Shares	6,500	68,510
IAMGOLD Corporation †	12,000	40,214
Kinross Gold Corporation †	30,000	100,080
Kirkland Lake Gold Limited	3,700	135,297
Lundin Mining Corporation	120,149	609,898
Mag Silver Corporation †	5,700	55,876
Newcrest Mining Limited	8,000	138,011
Newmont Mining Corporation	4,900	167,188
Northern Star Resources Limited	9,800	64,303
Royal Gold Incorporated	7,293	644,774
Semafo Incorporated †	23,000	64,668
SSR Mining Incorporated †	3,000	41,700
Steel Dynamics Incorporated	6,129	228,734
Torex Gold Resources Incorporated †	6,100	73,796
Wheaton Precious Metals Corporation	4,500	97,868

		3,352,597

Real Estate : 4.40%

Equity REITs : 4.40%
Alexandria Real Estate Equities Incorporated	2,808	381,579
American Homes 4 Rent Class A	12,367	270,095
American Tower Corporation	4,808	846,929
Camden Property Trust	3,284	322,128
CoreSite Realty Corporation	803	82,107
Equinix Incorporated	1,683	712,751
Equity Residential	4,316	318,046
Essex Property Trust Incorporated	774	216,596
Four Corners Property Trust Incorporated	11,423	312,876
Healthcare Trust of America Incorporated Class A	8,445	240,598
Host Hotels & Resorts Incorporated	10,358	203,120
Hudson Pacific Properties Incorporated	10,347	343,727
Invitation Homes Incorporated	13,079	300,817
Physicians Realty Trust	29,480	532,704
Prologis Incorporated	9,199	644,482

2

Wells Fargo Real Return Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name			Shares	Value
Equity REITs (continued)
Public Storage Incorporated			1,649	$348,747
Retail Opportunity Investment Corporation			18,938	325,165
SBA Communications Corporation †			2,423	437,497
Simon Property Group Incorporated			3,791	686,778
Sun Communities Incorporated			3,215	365,128
Taubman Centers Incorporated			2,465	131,582
Ventas Incorporated			3,211	201,490

				8,224,942

Total Common Stocks (Cost $29,697,483)				31,238,772

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 10.95%

Communication Services : 2.11%

Diversified Telecommunication Services : 0.13%
Hughes Satellite Systems Corporation	6.50%	6-15-2019	$230,000	231,438

Entertainment : 0.25%
Netflix Incorporated	5.38	2-1-2021	450,000	465,188

Media : 1.48%
Cable One Incorporated 144A	5.75	6-15-2022	440,000	447,700
DISH DBS Corporation	7.88	9-1-2019	210,000	214,200
National CineMedia LLC	6.00	4-15-2022	100,000	101,115
Nexstar Broadcasting Group Incorporated	5.88	11-15-2022	315,000	322,088
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	105,000	106,575
Outfront Media Capital Corporation	5.25	2-15-2022	400,000	406,120
Sinclair Television Group Incorporated	6.13	10-1-2022	400,000	408,880
Sirius XM Radio Incorporated 144A	3.88	8-1-2022	430,000	427,184
TEGNA Incorporated	5.13	10-15-2019	27,000	27,068
TEGNA Incorporated	5.13	7-15-2020	305,000	307,669

				2,768,599

Wireless Telecommunication Services : 0.25%
Sprint Corporation	7.25	9-15-2021	165,000	174,281
Sprint Spectrum LP 144A	3.36	3-20-2023	120,313	119,711
T-Mobile USA Incorporated	4.00	4-15-2022	175,000	175,438

				469,430

Consumer Discretionary : 2.33%

Auto Components : 0.11%
American Axle & Manufacturing Incorporated	7.75	11-15-2019	177,000	181,227
Cooper Tire & Rubber Company	8.00	12-15-2019	20,000	20,575

				201,802

Diversified Consumer Services : 0.10%
Service Corporation International	5.38	1-15-2022	100,000	101,000
TRI Pointe Group Incorporated	4.38	6-15-2019	92,000	91,885

				192,885

Hotels, Restaurants & Leisure : 0.68%
GLP Capital LP	4.88	11-1-2020	405,000	411,075
MGM Resorts International	5.25	3-31-2020	270,000	274,793
MGM Resorts International	6.75	10-1-2020	120,000	125,100
NCL Corporation Limited 144A	4.75	12-15-2021	448,000	455,692

				1,266,660

3

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Household Durables : 0.65%
KB Home	4.75%	5-15-2019	$60,000	$60,006
Lennar Corporation	4.50	6-15-2019	150,000	150,375
Lennar Corporation	4.50	11-15-2019	50,000	50,188
Lennar Corporation	6.63	5-1-2020	305,000	314,531
Pulte Group Incorporated	4.25	3-1-2021	400,000	403,000
Toll Brothers Finance Corporation	5.88	2-15-2022	225,000	236,250

				1,214,350

Specialty Retail : 0.73%
Gap Incorporated	5.95	4-12-2021	310,000	322,197
Group 1 Automotive Incorporated	5.00	6-1-2022	280,000	281,400
L Brands Incorporated	6.63	4-1-2021	295,000	306,800
Penske Auto Group Incorporated	3.75	8-15-2020	335,000	332,863
Penske Auto Group Incorporated	5.75	10-1-2022	110,000	111,650

				1,354,910

Textiles, Apparel & Luxury Goods : 0.06%
The William Carter Company	5.25	8-15-2021	120,000	121,650

Consumer Staples : 0.29%

Food Products : 0.08%
B&G Foods Incorporated	4.63	6-1-2021	155,000	154,806

Personal Products : 0.21%
Edgewell Personal Care Company	4.70	5-19-2021	380,000	384,750

Energy : 0.87%

Oil, Gas & Consumable Fuels : 0.87%
Andeavor Logistics LP	5.50	10-15-2019	75,000	75,862
DCP Midstream Operating LP	2.70	4-1-2019	175,000	174,790
DCP Midstream Operating LP 144A	5.35	3-15-2020	320,000	325,600
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	405,000	413,100
Sabine Pass Liquefaction LLC	6.25	3-15-2022	250,000	267,347
Southern Star Central Corporation 144A	5.13	7-15-2022	375,000	371,250

				1,627,949

Financials : 0.92%

Consumer Finance : 0.88%
Ally Financial Incorporated	3.75	11-18-2019	605,000	606,815
Ford Motor Credit Company LLC	3.34	3-18-2021	160,000	157,014
Ford Motor Credit Company LLC	5.60	1-7-2022	160,000	163,917
Navient Corporation	5.00	10-26-2020	400,000	403,500
Springleaf Finance Corporation	5.25	12-15-2019	315,000	319,725

				1,650,971

Real Estate Management & Development : 0.04%
Realogy Group LLC 144A	5.25	12-1-2021	70,000	69,825

Health Care : 1.07%

Health Care Equipment & Supplies : 0.15%
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	270,000	275,738

Health Care Providers & Services : 0.92%
Acadia Healthcare Company Incorporated	5.13	7-1-2022	162,000	159,570
Centene Corporation	4.75	5-15-2022	345,000	351,469
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	350,000	356,363
HCA Incorporated	6.50	2-15-2020	155,000	159,635
MEDNAX Incorporated 144A	5.25	12-1-2023	230,000	232,588
Select Medical Corporation	6.38	6-1-2021	155,000	155,581
Tenet Healthcare Corporation	6.00	10-1-2020	290,000	299,063

				1,714,269

4

Wells Fargo Real Return Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 0.89%

Aerospace & Defense : 0.44%
Alcoa Incorporated	6.15%	8-15-2020	$350,000	$361,375
Moog Incorporated 144A	5.25	12-1-2022	445,000	452,044

				813,419

Commercial Services & Supplies : 0.21%
Clean Harbors Incorporated	5.13	6-1-2021	400,000	400,000

Industrial Conglomerates : 0.09%
General Electric Company	5.55	5-4-2020	165,000	168,766

Trading Companies & Distributors : 0.15%
Aircastle Limited	5.13	3-15-2021	275,000	282,413

Information Technology : 0.76%

Electronic Equipment, Instruments & Components : 0.06%
Sanmina Corporation 144A	4.38	6-1-2019	105,000	105,000

Software : 0.25%
CDK Global Incorporated	3.80	10-15-2019	110,000	110,000
Symantec Corporation	4.20	9-15-2020	360,000	363,953

				473,953

Technology Hardware, Storage & Peripherals : 0.45%
Dell International LLC/EMC Corporation 144A	3.48	6-1-2019	40,000	39,986
EMC Corporation	2.65	6-1-2020	525,000	519,648
NCR Corporation	4.63	2-15-2021	280,000	278,600

				838,234

Materials : 0.92%

Chemicals : 0.34%
Chemours Company	6.63	5-15-2023	305,000	316,453
Huntsman International LLC	4.88	11-15-2020	305,000	312,816

				629,269

Containers & Packaging : 0.22%
Reynolds Group Holdings	5.75	10-15-2020	416,716	417,550

Metals & Mining : 0.36%
Freeport-McMoRan Incorporated	3.10	3-15-2020	320,000	320,736
Steel Dynamics Incorporated	5.13	10-1-2021	351,000	352,974

				673,710

Real Estate : 0.71%

Equity REITs : 0.50%
CoreCivic Incorporated	4.13	4-1-2020	230,000	229,713
Equinix Incorporated	5.38	1-1-2022	195,000	200,484
Sabra Health Care REIT Incorporated	5.50	2-1-2021	483,000	489,943
VEREIT Operating Partnership LP	4.13	6-1-2021	10,000	10,064

				930,204

5

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Real Estate Management & Development : 0.21%
Taylor Morrison Communities Incorporated 144A	5.25%	4-15-2021	$395,000	$395,494

Utilities : 0.08%

Independent Power & Renewable Electricity Producers : 0.08%
TerraForm Power Operating LLC 144A	4.25	1-31-2023	160,000	158,514

Total Corporate Bonds and Notes (Cost $20,507,839)				20,451,746

Loans : 3.77%

Communication Services : 0.57%

Diversified Telecommunication Services : 0.07%
Level 3 Financing Incorporated (1 Month LIBOR +2.25%) ±	4.73	2-22-2024	129,470	128,869

Entertainment : 0.07%
Live Nation Entertainment Incorporated (1 Month LIBOR +1.75%) ±	4.25	10-31-2023	137,895	137,033

Media : 0.20%
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	4.99	1-25-2026	373,499	371,165

Wireless Telecommunication Services : 0.23%
SBA Senior Finance II LLC (1 Month LIBOR +2.00%) ±	4.50	4-11-2025	436,269	431,806

Consumer Discretionary : 0.27%

Auto Components : 0.11%
Allison Transmission Incorporated (1 Month LIBOR +1.75%) ±	4.24	9-23-2022	54,671	54,557
Belron Finance US LLC (3 Month LIBOR +2.25%) ± ‡	4.99	11-7-2024	158,400	157,608

				212,165

Hotels, Restaurants & Leisure : 0.12%
Wyndham Hotels & Resorts Incorporated (1 Month LIBOR +1.75%) ±	4.24	5-30-2025	219,450	218,261

Household Products : 0.03%
The ServiceMaster Company LLC (1 Month LIBOR +2.50%) ±	4.99	11-8-2023	52,630	52,366

Specialty Retail : 0.01%
Sally Beauty Holdings Incorporated (1 Month LIBOR +2.25%) ±	4.75	7-5-2024	24,688	24,333

Consumer Staples : 0.12%

Food Products : 0.12%
Post Holdings Incorporated (1 Month LIBOR +2.00%) ±	4.49	5-24-2024	74,403	74,093
Prestige Brands Incorporated (1 Month LIBOR +2.00%) ±	4.49	1-26-2024	142,463	141,662

				215,755

Financials : 0.41%

Diversified Consumer Services : 0.20%
TransUnion LLC (1 Month LIBOR +2.00%) ±	4.49	6-19-2025	378,100	375,737

Diversified Financial Services : 0.21%
Delos Finance SARL (3 Month LIBOR +1.75%) ±	4.55	10-6-2023	200,000	199,836
LPL Holdings Incorporated (1 Month LIBOR +2.25%) ±	4.73	9-23-2024	194,227	192,528

				392,364

Health Care : 0.22%

Health Care Providers & Services : 0.22%
HCA Incorporated (1 Month LIBOR +1.75%) ±	4.24	3-18-2023	371,757	371,426
Select Medical Corporation (1 Month LIBOR +2.50%) ±‡	4.99	3-6-2025	49,312	48,880

				420,306

6

Wells Fargo Real Return Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 1.03%

Airlines : 0.04%
United Airlines Incorporated (1 Month LIBOR +1.75%) ±	4.24%	4-1-2024	$68,775	$67,743

Commercial Services & Supplies : 0.57%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	4.67	11-10-2023	179,062	178,763
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	4.24	3-28-2024	45,322	45,109
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	4.24	3-11-2025	364,323	362,501
KAR Auction Services Incorporated (3 Month LIBOR +2.25%) ±‡	5.06	3-11-2021	149,262	149,262
Multi-Color Corporation (1 Month LIBOR +2.00%) ±	4.49	10-31-2024	178,200	177,587
Sensata Technologies BV (1 Month LIBOR +1.75%) ±	4.25	10-14-2021	158,275	158,440

				1,071,662

Communications Equipment : 0.30%
Charter Communications Operating LLC (1 Month LIBOR +2.00%) ±	4.50	4-30-2025	381,150	379,892
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	4.99	1-15-2026	175,000	173,689

				553,581

Machinery : 0.12%
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	5.30	1-31-2024	47,539	47,302
RBS Global Incorporated (1 Month LIBOR +2.00%) ±	4.49	8-21-2024	181,250	180,545

				227,847

Information Technology : 0.39%

Communications Equipment : 0.01%
CommScope Incorporated (1 Month LIBOR +2.00%) ±	4.49	12-29-2022	25,023	24,960

Electronic Equipment, Instruments & Components : 0.21%
CDW LLC (1 Month LIBOR +1.75%) ±	4.25	8-17-2023	198,473	198,382
Dell Incorporated (1 Month LIBOR +2.00%) ±	4.50	9-7-2023	40,490	40,332
Zebra Technologies Corporation (1 Month LIBOR +1.75%) ±	4.26	11-15-2021	159,169	159,169

				397,883

IT Services : 0.05%
First Data Corporation (1 Month LIBOR +2.00%) ±	4.49	7-8-2022	91,122	91,000

Semiconductors & Semiconductor Equipment : 0.12%
Micron Technology Incorporated (1 Month LIBOR +1.75%) ±	4.25	4-26-2022	217,017	216,295

Materials : 0.64%

Chemicals : 0.41%
Ashland LLC (1 Month LIBOR +1.75%) ±	4.24	5-17-2024	277,475	276,434
Ineos US Finance LLC (1 Month LIBOR +2.00%) ±	4.49	3-31-2024	496,050	489,229

				765,663

Containers & Packaging : 0.23%
Berry Plastics Group Incorporated (1 Month LIBOR +1.75%) ±	4.27	2-8-2020	429,665	428,862

Real Estate : 0.12%

Equity REITs : 0.12%
MGM Growth Properties LLC (1 Month LIBOR +2.00%) ±	4.49	3-21-2025	221,276	219,933

Total Loans (Cost $7,102,521)				7,045,589

7

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Real Return Portfolio

		Expiration Date	Shares	Value
Participation Notes : 0.16%
Consumer Staples : 0.16%
Beverages : 0.16%

UBS AG (Kweichow Moutai Company Limited) †(a)		8-13-2019	2,613	$294,731

Total Participation Notes (Cost $257,842)				294,731

	Interest Rate	Maturity date	Principal
U.S. Treasury Securities : 66.22%
TIPS	0.13%	4-15-2020	$1,292,893	1,282,994
TIPS	0.13	4-15-2021	4,007,329	3,954,420
TIPS	0.13	1-15-2022	5,900,341	5,812,066
TIPS	0.13	4-15-2022	5,656,606	5,556,289
TIPS	0.13	7-15-2022	2,895,443	2,857,497
TIPS	0.13	1-15-2023	5,235,926	5,132,639
TIPS	0.13	7-15-2024	5,941,737	5,804,566
TIPS	0.13	7-15-2026	3,558,741	3,418,476
TIPS	0.25	1-15-2025	5,956,560	5,813,812
TIPS	0.38	7-15-2023	5,522,563	5,484,596
TIPS	0.38	7-15-2025	5,954,559	5,858,727
TIPS	0.38	1-15-2027	3,094,506	3,007,352
TIPS	0.38	7-15-2027	3,553,974	3,456,448
TIPS	0.50	1-15-2028	3,254,523	3,178,372
TIPS	0.63	7-15-2021	5,339,988	5,359,283
TIPS	0.63	4-15-2023	3,995,662	3,989,653
TIPS	0.63	1-15-2024	4,425,854	4,426,545
TIPS	0.63	1-15-2026	5,229,090	5,204,170
TIPS	0.63	2-15-2043	2,005,416	1,797,903
TIPS	0.75	7-15-2028	2,217,171	2,218,730
TIPS	0.75	2-15-2042	2,707,647	2,513,934
TIPS	0.75	2-15-2045	2,358,092	2,156,963
TIPS	0.88	2-15-2047	1,982,876	1,862,936
TIPS	1.00	2-15-2046	2,470,779	2,396,269
TIPS	1.00	2-15-2048	1,711,786	1,659,931
TIPS	1.13	1-15-2021	1,768,859	1,784,061
TIPS	1.25	7-15-2020	725,842	735,369
TIPS	1.38	2-15-2044	2,188,543	2,309,212
TIPS	1.75	1-15-2028	2,296,774	2,485,585
TIPS	2.00	1-15-2026	2,848,388	3,095,229
TIPS	2.13	2-15-2040	1,209,000	1,450,469
TIPS	2.13	2-15-2041	1,543,199	1,859,525
TIPS	2.38	1-15-2025	3,912,296	4,295,961
TIPS	2.38	1-15-2027	2,111,868	2,373,588
TIPS	2.50	1-15-2029	2,211,848	2,569,200
TIPS	3.38	4-15-2032	891,803	1,171,275
TIPS	3.63	4-15-2028	1,794,281	2,236,123
TIPS	3.88	4-15-2029	2,353,767	3,048,726

Total U.S. Treasury Securities (Cost $124,323,088)				123,618,894

Yankee Corporate Bonds and Notes : 1.59%

Consumer Discretionary : 0.24%

Auto Components : 0.24%
IHO Verwaltungs GmbH 144A	4.13	9-15-2021	450,000	445,500

Financials : 0.58%

Banks : 0.23%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	425,000	428,719

Diversified Financial Services : 0.35%
General Electric Capital International Funding Company	2.34	11-15-2020	175,000	172,043

8

Wells Fargo Real Return Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Park Aerospace Holdings Company 144A		3.63%	3-15-2021	$400,000	$395,000
Virgin Media Finance plc		5.25	1-15-2021	95,000	96,986

					664,029

Health Care : 0.55%

Pharmaceuticals : 0.55%
Bausch Health Companies Incorporated 144A		6.50	3-15-2022	430,000	445,588
Teva Pharmaceutical Finance BV		2.20	7-21-2021	620,000	589,085

					1,034,673

Information Technology : 0.02%

Communications Equipment : 0.02%
Nokia Corporation		5.38	5-15-2019	31,000	31,078

Materials : 0.20%

Metals & Mining : 0.20%
ArcelorMittal SA		5.50	3-1-2021	355,000	368,844

Total Yankee Corporate Bonds and Notes (Cost $2,969,029)					2,972,843

		Yield		Shares
Short-Term Investments : 0.26%

Investment Companies : 0.22%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.34		404,876	404,876

				Principal
U.S. Treasury Securities : 0.04%
U.S. Treasury Bill #(z)		2.21	3-14-2019	$75,000	74,936

Total Short-Term Investments (Cost $479,812)					479,812

Total investments in securities (Cost $185,337,614)	99.68%				186,102,387

Other assets and liabilities, net	0.32				590,473

Total net assets	100.00%				$186,692,860

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
TIPS	Treasury inflation-protected securities

9

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	21	6-28-2019	$4,455,803	$4,456,102	$0	$(299)

Short
U.S. Ultra Bond	(6)	6-19-2019	(967,346)	(957,563)	0	(9,783)
10-Year U.S. Treasury Notes	(4)	6-19-2019	(489,314)	(488,000)	0	(1,314)
5-Year U.S. Treasury Notes	(42)	6-28-2019	(4,817,067)	(4,811,625)	0	(5,442)

					$0	$(16,838)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	1,733,169	8,867,442	10,600,611	0	$0
Wells Fargo Government Money Market Fund Select Class	2,901,798	125,339,418	127,836,340	404,876	404,876

					$404,876	0.22%

Wells Fargo Real Return Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Portfolio may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Portfolio has no rights against the issuer of the underlying foreign security and participation notes expose the Portfolio to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Loans

The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level	1 –	quoted prices in active markets for identical securities

Level	2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level	3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer staples	$8,650,654	$0	$0	$8,650,654
Energy	7,300,513	0	0	7,300,513
Industrials	421,905	0	0	421,905
Materials	6,640,758	0	0	6,640,758
Real estate	8,224,942	0	0	8,224,942

Corporate bonds and notes	0	20,451,746	0	20,451,746
Loans	0	6,642,537	403,052	7,045,589
Participation notes	0	294,731	0	294,731

U.S. Treasury securities	123,618,894	0	0	123,618,894
Yankee corporate bonds and notes	0	2,972,843	0	2,972,843
Short-term investments
Investment companies	404,876	0	0	404,876
U.S. Treasury securities	74,936	0	0	74,936

Total assets	$155,337,478	$30,361,857	$403,052	$186,102,387

Liabilities
Futures contracts	$16,838	0	0	$16,838

Total liabilities	$16,838	$0	$0	$16,838

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At February 28, 2019, the Portfolio had no material transfers into/out of Level 3.

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 27.20%
FHLMC	3.00%	7-1-2046	$612,653	$600,761
FHLMC	3.00	7-1-2046	843,969	826,900
FHLMC	3.50	4-1-2043	1,090,243	1,098,582
FHLMC	3.50	5-1-2044	504,280	508,600
FHLMC	3.50	6-1-2046	429,222	430,998
FHLMC	3.50	2-1-2047	2,794,947	2,804,556
FHLMC	3.50	4-1-2047	444,230	446,582
FHLMC	3.50	12-1-2047	1,780,415	1,788,520
FHLMC	3.50	3-1-2048	2,251,263	2,255,576
FHLMC	4.00	4-1-2044	653,193	675,515
FHLMC	4.00	8-1-2044	431,066	444,184
FHLMC	4.00	6-1-2048	2,689,750	2,766,215
FHLMC	4.50	8-1-2048	3,676,154	3,810,572
FHLMC	4.50	11-1-2048	3,979,679	4,159,342
FHLMC	4.50	11-1-2048	6,800,277	7,126,134
FHLMC Series 2018-3 Class MA	3.50	8-25-2057	3,255,636	3,263,535
FHLMC Structured Pass-Through Securities Series T-20 Class A6	6.64	9-25-2029	24,399	24,923
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	768,486	880,843
FNMA	2.50	8-1-2031	386,439	379,561
FNMA	2.51	9-1-2024	933,420	919,229
FNMA	2.69	5-1-2023	326,341	323,196
FNMA	2.73	1-1-2023	547,075	544,701
FNMA	2.73	9-1-2023	564,630	561,892
FNMA	2.85	12-1-2023	590,000	587,854
FNMA	3.00	12-1-2032	46,453	46,148
FNMA	3.00	7-1-2046	491,752	481,755
FNMA	3.05	11-1-2022	277,513	279,475
FNMA	3.07	2-1-2026	360,000	361,578
FNMA	3.08	1-1-2026	480,000	482,410
FNMA	3.35	1-1-2028	279,693	282,883
FNMA	3.47	12-1-2024	2,625,000	2,681,843
FNMA	3.50	10-1-2032	645,499	651,105
FNMA	3.50	11-1-2042	248,615	250,706
FNMA	3.50	11-1-2042	335,291	338,110
FNMA	3.50	2-1-2043	172,274	173,722
FNMA	3.50	11-1-2045	1,590,703	1,597,680
FNMA	3.50	4-1-2046	221,204	222,129
FNMA	3.50	7-1-2046	621,444	623,849
FNMA	3.50	11-1-2046	714,084	716,700
FNMA	3.50	12-1-2048	3,235,811	3,246,184
FNMA	3.51	1-1-2025	2,770,000	2,835,863
FNMA	3.62	1-1-2026	2,017,151	2,083,159
FNMA	3.62	1-1-2026	1,697,603	1,753,154
FNMA	3.86	10-1-2025	1,948,934	2,032,257
FNMA	3.97	6-1-2025	6,978,461	7,310,172
FNMA	4.00	11-1-2040	327,028	336,395
FNMA	4.00	4-1-2041	427,066	439,262
FNMA	4.00	8-1-2046	464,636	478,455
FNMA	4.00	8-1-2051	16,027,200	16,442,391
FNMA	4.00	7-1-2056	563,432	577,679
FNMA	4.50	8-1-2048	2,630,437	2,723,796
FNMA	4.50	11-1-2048	7,298,430	7,619,147
FNMA	4.50	1-1-2051	18,702,873	19,496,862
FNMA	4.50	6-1-2056	472,693	496,771
FNMA	4.50	6-1-2056	718,088	753,562
FNMA	4.50	6-1-2056	503,072	527,925
FNMA	5.00	9-1-2033	135,850	145,086
FNMA	5.50	2-1-2036	106,564	111,404
FNMA Series 2002-90 Class A2	6.50	11-25-2042	321,849	357,623
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	140,682	157,273
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	1,330,890	1,467,146
FNMA Series 2003-W4 Class 3A ±±	7.00	10-25-2042	209,791	228,207
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	505,044	553,750
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	739,922	817,909
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	126,129	144,352
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	741,958	863,784
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	222,546	252,982
GNMA	6.50	10-15-2023	9,983	10,968

1

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	6.50%	11-15-2023	$6,242	$6,857
GNMA	6.50	11-15-2023	2,390	2,625
GNMA	6.50	12-15-2023	9,169	10,073
GNMA	6.50	1-15-2024	21,073	23,151
GNMA	7.00	8-15-2027	53,847	59,367
SBA Series 2006-20B Class 1	5.35	2-1-2026	227,012	236,751
SBA Series 2006-20H Class 1	5.70	8-1-2026	97,894	102,796
SBA Series 2007-20J Class 1	5.57	10-1-2027	303,084	318,275
SBA Series 2013-20A Class 1	2.13	1-1-2033	297,774	285,526
SBA Series 2013-20J Class 1	3.37	10-1-2033	360,544	362,438
SBA Series 2014-10A Class 1	3.19	3-10-2024	337,236	342,479
SBA Series 2014-10B Class 1	3.02	9-10-2024	721,270	727,610
SBA Series 2014-20A Class 1	3.46	1-1-2034	299,320	305,459
SBA Series 2015-10B Class 1	2.83	9-10-2025	470,187	470,943
SBA Series 2015-20C Class 1	2.72	3-1-2035	441,535	430,643
SBA Series 2015-20E Class 1	2.77	5-1-2035	638,702	624,145
SBA Series 2015-20F Class 1	2.98	6-1-2035	446,459	441,322
SBA Series 2017-10A Class 1	2.85	3-10-2027	547,849	548,148
SBA Series 2017-20F Class 1	2.81	6-1-2037	279,362	273,434
SBA Series 2018-10B Class 1	3.55	9-11-2028	5,700,000	5,779,957
SBA Series 2018-20E Class 1	3.50	5-1-2038	10,246,672	10,375,861
SBA Series 2018-20F Class 1	3.60	6-1-2038	1,737,354	1,772,627
SBA Series 2018-20G Class 1	3.54	7-1-2038	10,648,271	10,826,711
SBA Series 2018-20H Class 1	3.58	8-1-2038	3,925,332	3,985,647
SBA Series 2018-20K Class 1	3.87	11-1-2038	2,725,000	2,824,534

Total Agency Securities (Cost $160,054,858)				161,819,761

Asset-Backed Securities : 1.72%
ECMC Group Student Loan Trust Series 2018-2A Class A (1 Month LIBOR +0.80%) 144A±	3.31	9-25-2068	3,023,247	2,997,517
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	600,000	595,190
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	3,200,000	3,220,109
MMAF Equipment Finance LLC Series 2015-AA Class A4 144A	1.93	7-16-2021	84,200	84,015
MMAF Equipment Finance LLC Series 2017-AA Class A5 144A	2.68	7-16-2027	695,000	686,206
South Carolina Student Loan Corporation Series 2014-1 Class B (1 Month LIBOR +1.50%) ±	4.01	8-1-2035	500,000	501,606
Verizon Owner Trust Series 2018-A Class A1A	3.23	4-20-2023	2,140,000	2,157,022

Total Asset-Backed Securities (Cost $10,214,114)				10,241,665

Corporate Bonds and Notes : 40.84%

Communication Services : 1.92%

Diversified Telecommunication Services : 0.68%
AT&T Incorporated	4.35	3-1-2029	1,080,000	1,074,951
AT&T Incorporated	4.75	5-15-2046	1,280,000	1,188,483
AT&T Incorporated	5.25	3-1-2037	60,000	60,581
Verizon Communications Incorporated	4.50	8-10-2033	40,000	40,973
Verizon Communications Incorporated	4.81	3-15-2039	1,500,000	1,542,630
Verizon Communications Incorporated	5.25	3-16-2037	110,000	119,756

				4,027,374

Entertainment : 0.27%
Activision Blizzard Incorporated	2.60	6-15-2022	1,655,000	1,616,526

Media : 0.97%
Charter Communications Operating LLC	4.91	7-23-2025	1,500,000	1,553,877
Comcast Corporation	3.00	2-1-2024	170,000	168,243
Comcast Corporation	3.55	5-1-2028	1,500,000	1,483,707
Comcast Corporation	4.15	10-15-2028	1,190,000	1,225,715
Lamar Media Corporation	5.75	2-1-2026	895,000	936,394
Time Warner Entertainment Company LP	3.40	6-15-2022	140,000	140,382
Time Warner Incorporated	3.60	7-15-2025	260,000	256,059

				5,764,377

2

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Discretionary : 3.11%

Auto Components : 0.28%
Allison Transmission Incorporated 144A	5.00%	10-1-2024	$1,655,000	$1,665,344

Automobiles : 0.07%
General Motors Company	4.88	10-2-2023	400,000	412,765

Diversified Consumer Services : 1.97%
Duke University	3.20	10-1-2038	1,175,000	1,066,387
Massachusetts Institute of Technology	3.96	7-1-2038	2,200,000	2,270,473
Massachusetts Institute of Technology	4.68	12-31-2099	120,000	130,393
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	773,212
Northwestern University	3.66	12-1-2057	105,000	99,997
Northwestern University	3.69	12-1-2038	1,915,000	1,861,744
President and Fellows of Harvard College	4.88	10-15-2040	33,000	38,483
President and Fellows of Harvard College	3.62	10-1-2037	275,000	271,340
President and Fellows of Harvard College	5.63	10-1-2038	525,000	655,607
Princeton University	5.70	3-1-2039	1,740,000	2,189,007
Service Corporation International	5.38	1-15-2022	750,000	757,500
Service Corporation International	5.38	5-15-2024	750,000	766,875
Service Corporation International	7.50	4-1-2027	535,000	591,175
University of Southern California	3.03	10-1-2039	275,000	250,643

				11,722,836

Hotels, Restaurants & Leisure : 0.25%
Cedar Fair LP	5.38	6-1-2024	1,480,000	1,505,900

Textiles, Apparel & Luxury Goods : 0.54%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	199,780
HanesBrands Incorporated 144A	4.88	5-15-2026	1,250,000	1,231,250
The William Carter Company	5.25	8-15-2021	250,000	253,438
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	1,570,000	1,507,200

				3,191,668

Consumer Staples : 1.24%

Beverages : 0.45%
Anheuser-Busch InBev Worldwide Incorporated	4.75	1-23-2029	1,000,000	1,043,952
Anheuser-Busch InBev SA/NV 144A	3.65	2-1-2026	1,640,000	1,617,921
Brown Forman Corporation	3.50	4-15-2025	50,000	50,322

				2,712,195

Food Products : 0.79%
General Mills Incorporated	2.60	10-12-2022	120,000	117,255
General Mills Incorporated	4.20	4-17-2028	1,600,000	1,617,675
Ingredion Incorporated	3.20	10-1-2026	150,000	138,778
Kellogg Company	4.30	5-15-2028	1,005,000	1,011,691
Kraft Heinz Foods Company	3.00	6-1-2026	1,500,000	1,381,176
Kraft Heinz Foods Company	3.50	6-6-2022	300,000	298,821
Kraft Heinz Foods Company	4.63	1-30-2029	120,000	120,595

				4,685,991

Energy : 6.24%

Energy Equipment & Services : 0.49%
Baker Hughes LLC	3.34	12-15-2027	1,500,000	1,421,947
Halliburton Company	3.80	11-15-2025	1,500,000	1,506,916

				2,928,863

Oil, Gas & Consumable Fuels : 5.75%
Antero Resources Corporation	5.00	3-1-2025	1,750,000	1,671,250

3

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Apache Corporation	4.38%	10-15-2028	$1,740,000	$1,710,853
Cimarex Energy Company	3.90	5-15-2027	1,500,000	1,448,097
Concho Resources Incorporated	3.75	10-1-2027	1,500,000	1,453,490
Continental Resources Incorporated	3.80	6-1-2024	1,000,000	984,998
Continental Resources Incorporated	5.00	9-15-2022	41,000	41,409
Enable Midstream Partners	4.95	5-15-2028	1,500,000	1,494,727
Energen Corporation	4.63	9-1-2021	550,000	554,125
EnLink Midstream Partners LP	4.85	7-15-2026	1,325,000	1,296,844
Enterprise Products Operating LLC	3.75	2-15-2025	1,500,000	1,518,969
Enterprise Products Operating LLC	4.15	10-16-2028	260,000	266,854
EQT Corporation	3.90	10-1-2027	1,350,000	1,224,459
EQT Corporation	8.13	6-1-2019	380,000	384,830
Florida Gas Transmission Company 144A	4.35	7-15-2025	1,521,000	1,555,126
Gulfstream Natural Gas System LLC 144A	6.19	11-1-2025	210,000	233,094
Hess Corporpation	4.30	4-1-2027	1,500,000	1,448,765
Kerr-McGee Corporation	6.95	7-1-2024	1,485,000	1,674,126
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	180,788
Marathon Oil Corporation	3.85	6-1-2025	1,030,000	1,015,589
Marathon Oil Corporation 144A	5.13	12-15-2026	1,500,000	1,574,484
MPLX LP	4.13	3-1-2027	1,500,000	1,470,007
Newfield Exploration Company	5.38	1-1-2026	1,459,000	1,539,245
Newfield Exploration Company	5.63	7-1-2024	249,000	266,274
Pioneer Natural Resource Company	4.45	1-15-2026	190,000	196,821
Plains All American Pipeline LP	4.65	10-15-2025	1,500,000	1,531,180
Public Service Electric and Gas Company	3.65	9-1-2028	160,000	161,847
Range Resources Corporation	5.00	3-15-2023	1,800,000	1,739,250
Southwestern Energy Company «	6.20	1-23-2025	1,100,000	1,088,670
Transcontinental Gas Pipe Line Company LLC	7.85	2-1-2026	1,200,000	1,469,943
Western Gas Partners LP	4.65	7-1-2026	1,625,000	1,612,992
Whiting Petroleum Corporation «	6.25	4-1-2023	423,000	425,115
Whiting Petroleum Corporation «	6.63	1-15-2026	950,000	931,000

				34,165,221

Financials : 8.13%

Banks : 3.41%
Bank of America Corporation (3 Month LIBOR +1.51%) ±	3.71	4-24-2028	1,500,000	1,479,423
Bank of America Corporation	3.88	8-1-2025	1,470,000	1,496,424
Bank of America Corporation	3.95	4-21-2025	120,000	119,914
Bank of America Corporation	4.00	4-1-2024	750,000	771,368
BB&T Corporation	3.70	6-5-2025	1,160,000	1,182,097
Citigroup Incorporated	3.30	4-27-2025	1,630,000	1,609,207
Citigroup Incorporated	3.40	5-1-2026	1,750,000	1,702,393
Citigroup Incorporated (3 Month LIBOR +1.02%) ±	4.04	6-1-2024	1,500,000	1,533,873
Citigroup Incorporated	4.40	6-10-2025	65,000	66,050
Citizens Bank NA	3.70	3-29-2023	1,500,000	1,518,249
Fifth Third Bank	3.95	7-28-2025	710,000	729,715
Huntington National Bank	3.55	10-6-2023	900,000	910,841
JPMorgan Chase & Company	3.20	6-15-2026	1,500,000	1,456,075
JPMorgan Chase & Company (3 Month LIBOR +1.34%) ±	3.78	2-1-2028	1,675,000	1,672,350
JPMorgan Chase & Company (3 Month LIBOR +1.26%) ±	4.20	7-23-2029	600,000	615,071
JPMorgan Chase & Company (3 Month LIBOR +1.33%) ±	4.45	12-5-2029	470,000	491,894
National Capital Commerce Incorporated (3 Month LIBOR +0.98%) ±	3.78	4-1-2027	400,000	372,000
NTC Capital Trust Series A (3 Month LIBOR +0.52%) ±	3.31	1-15-2027	450,000	414,000
PNC Bank	4.05	7-26-2028	1,000,000	1,031,329
Regions Financial Corporation	3.80	8-14-2023	1,020,000	1,031,053
SunTrust Banks Incorporated	4.00	5-1-2025	80,000	82,449

				20,285,775

Capital Markets : 2.02%
Charles Schwab Corporation	3.85	5-21-2025	230,000	237,916
Goldman Sachs Capital II (3 Month LIBOR +0.77%) ±	4.00	12-29-2049	6,000	4,560
Goldman Sachs Group Incorporated	3.50	1-23-2025	1,765,000	1,733,050
Goldman Sachs Group Incorporated	3.75	2-25-2026	1,500,000	1,481,379
Goldman Sachs Group Incorporated	3.85	1-26-2027	1,690,000	1,656,364

4

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Goldman Sachs Group Incorporated	4.25%	10-21-2025	$120,000	$120,484
Morgan Stanley	3.70	10-23-2024	1,600,000	1,606,987
Morgan Stanley	3.88	1-27-2026	1,500,000	1,504,846
Morgan Stanley	3.95	4-23-2027	1,680,000	1,641,447
MSCI Incorporated 144A	5.75	8-15-2025	1,135,000	1,180,400
State Street Corporation (3 Month LIBOR +0.64%) ±	2.65	5-15-2023	900,000	886,929

				12,054,362

Consumer Finance : 1.37%
American Express Company	3.40	2-27-2023	1,500,000	1,509,884
American Express Company	3.70	8-3-2023	540,000	549,901
American Express Company	4.20	11-6-2025	320,000	332,335
BMW US Capital LLC 144A	3.95	8-14-2028	1,180,000	1,179,404
Capital One Financial Corporation	3.20	1-30-2023	160,000	157,580
Capital One Financial Corporation	3.30	10-30-2024	1,500,000	1,449,272
Daimler Finance North America LLC 144A	3.35	2-22-2023	1,490,000	1,480,421
Ford Motor Credit Company LLC	3.20	1-15-2021	1,500,000	1,475,935

				8,134,732

Diversified Financial Services : 0.25%
CNH Industrial Capital LLC	4.20	1-15-2024	1,480,000	1,478,418

Insurance : 1.08%
Marsh & McLennan Companies Incorporated	3.30	3-14-2023	1,500,000	1,498,615
Marsh & McLennan Companies Incorporated	4.38	3-15-2029	410,000	422,562
MassMutual Global Funding 144A	2.75	6-22-2024	1,600,000	1,560,037
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	771,678
New York Life Global Funding 144A	2.90	1-17-2024	1,500,000	1,484,842
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	695,841

				6,433,575

Health Care : 2.94%

Health Care Equipment & Supplies : 0.48%
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	1,065,000	1,059,675
Hologic Incorporated 144A	4.38	10-15-2025	700,000	687,750
Teleflex Incorporated	4.88	6-1-2026	1,100,000	1,115,125

				2,862,550

Health Care Providers & Services : 1.71%
Advocate Health Corporation	4.27	8-15-2048	500,000	510,302
Ascension Health	3.95	11-15-2046	1,000,000	979,363
Cleveland Clinic Foundation	4.86	1-1-2114	894,000	922,970
CVS Health Corporation	3.50	7-20-2022	120,000	120,506
CVS Health Corporation	4.30	3-25-2028	1,300,000	1,300,892
CVS Health Corporation	5.05	3-25-2048	130,000	128,819
Duke University Health System Incorporated	3.92	6-1-2047	165,000	161,139
Halfmoon Parent Incorporated 144A	3.75	7-15-2023	610,000	617,305
Mayo Clinic	4.13	11-15-2052	810,000	801,565
Mednax Incorporated 144A	5.25	12-1-2023	1,380,000	1,395,525
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	538,000	540,706
Providence St. Joseph Health Obligated Group	3.93	10-1-2048	350,000	329,798
Southern Baptist Hospital	4.86	7-15-2045	175,000	187,055
Stanford Health Care	3.80	11-15-2048	275,000	263,602
Texas Health Resources	4.33	11-15-2055	1,115,000	1,130,030
The New York-Presbyterian Hospital	3.56	8-1-2036	275,000	254,722
The New York-Presbyterian Hospital	4.06	8-1-2056	570,000	558,139

				10,202,438

Health Care Technology : 0.27%
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	1,565,000	1,592,388

5

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Life Sciences Tools & Services : 0.25%
Thermo Fisher Scientific Incorporated	3.00%	4-15-2023	$1,500,000	$1,478,120

Pharmaceuticals : 0.23%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	230,483
Bayer US Finance LLC 144A	4.38	12-15-2028	1,170,000	1,138,666

				1,369,149

Industrials : 4.59%

Aerospace & Defense : 1.13%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,345,000	1,353,703
Hexcel Corporation	3.95	2-15-2027	1,302,000	1,270,173
Northrop Grumman Corporation	3.25	1-15-2028	1,500,000	1,436,616
United Technologies Corporation	3.95	8-16-2025	1,700,000	1,732,825
United Technologies Corporation	4.13	11-16-2028	930,000	944,567

				6,737,884

Air Freight & Logistics : 0.24%
Fedex Corporation «	4.20	10-17-2028	1,430,000	1,458,001

Building Products : 0.07%
Fortune Brands Home & Security Incorporated	4.00	9-21-2023	240,000	243,038
Masco Corporation	6.50	8-15-2032	150,000	164,492

				407,530
Commercial Services & Supplies : 0.50%
Acco Brands Corporation 144A	5.25	12-15-2024	1,400,000	1,375,500
Cintas Corporation No. 2	2.90	4-1-2022	1,600,000	1,593,487

				2,968,987
Construction & Engineering : 0.02%
Valmont Industries Incorporated	5.00	10-1-2044	110,000	101,294
Industrial Conglomerates : 0.18%
General Electric Capital Corporation	4.65	10-17-2021	130,000	133,847
Roper Technologies Incorporated	3.65	9-15-2023	910,000	914,024

				1,047,871
Machinery : 1.37%
Actuant Corporation	5.63	6-15-2022	1,660,000	1,676,600
Briggs & Stratton Corporation	6.88	12-15-2020	850,000	872,313
Caterpillar Financial Services Corporation	3.65	12-7-2023	860,000	882,961
Fortive Corporation	2.35	6-15-2021	215,000	211,141
Mueller Water Products Incorporated 144A	5.50	6-15-2026	1,430,000	1,440,725
Oshkosh Corporation	4.60	5-15-2028	1,035,000	1,032,257
Oshkosh Corporation	5.38	3-1-2025	350,000	355,250
Parker Hannifin Corporation	3.30	11-21-2024	1,400,000	1,391,044
Vessel Management Services Incorporated	3.43	8-15-2036	298,000	290,044

				8,152,335
Professional Services : 0.30%
Equifax Incorporated	3.95	6-15-2023	1,700,000	1,707,409
Relx Capital Incorporated	3.50	3-16-2023	110,000	109,533

				1,816,942
Road & Rail : 0.51%
Norfolk Southern Corporation	5.10	12-31-2049	760,000	760,841
Ryder System Incorporated	3.65	3-18-2024	750,000	748,527
Union Pacific Corporation	3.95	9-10-2028	1,500,000	1,534,632

				3,044,000

6

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Transportation Infrastructure : 0.27%
Crowley Conro LLC	4.18%	8-15-2043	$1,530,000	$1,585,993

Information Technology : 2.34%

Electronic Equipment, Instruments & Components : 0.53%
Amphenol Corporation	3.20	4-1-2024	1,531,000	1,490,506
Jabil Incorporated	3.95	1-12-2028	1,875,000	1,681,500

				3,172,006

IT Services : 0.54%
Fiserv Incorporated	4.20	10-1-2028	1,470,000	1,452,235
Fiserv Incorporated	4.75	6-15-2021	100,000	102,489
Verisign Incorporated	4.75	7-15-2027	1,670,000	1,649,125

				3,203,849

Semiconductors & Semiconductor Equipment : 0.78%
Lam Research Corporation %%	4.00	3-15-2029	540,000	539,803
Maxim Integrated Products Incorporated	3.45	6-15-2027	1,550,000	1,449,122
Microchip Technology Incorporated 144A	4.33	6-1-2023	1,500,000	1,498,024
Versum Materials Incorporated 144A	5.50	9-30-2024	1,100,000	1,144,000

				4,630,949

Software : 0.42%
CDK Global Incorporated	4.88	6-1-2027	735,000	722,292
CDK Global Incorporated	5.88	6-15-2026	185,000	190,781
Fair Isaac Corporation 144A	5.25	5-15-2026	1,530,000	1,545,300
Oracle Corporation	3.40	7-8-2024	70,000	70,838

				2,529,211

Technology Hardware, Storage & Peripherals : 0.07%
Hewlett Packard Enterprise Company	4.90	10-15-2025	375,000	390,521

Materials : 4.11%

Chemicals : 2.37%
Albemarle Corporation	4.15	12-1-2024	1,390,000	1,409,775
Axalta Coating Systems Limited 144A	4.88	8-15-2024	1,675,000	1,662,438
DowDuPont Incorporated	4.73	11-15-2028	1,930,000	2,014,421
DowDuPont Incorporated	4.49	11-15-2025	430,000	449,289
Ingevity Corporation 144A	4.50	2-1-2026	2,015,000	1,929,363
Mosaic Company	4.05	11-15-2027	1,090,000	1,065,194
Scotts Miracle-Gro Company	5.25	12-15-2026	1,410,000	1,346,550
Scotts Miracle-Gro Company	6.00	10-15-2023	390,000	401,700
The Sherwin-Williams Company	3.30	2-1-2025	100,000	96,430
The Sherwin-Williams Company	3.45	6-1-2027	1,500,000	1,428,965
Valvoline Incorporated	5.50	7-15-2024	1,750,000	1,756,563
W.R. Grace & Company 144A	5.63	10-1-2024	500,000	520,000

				14,080,688

Construction Materials : 0.03%
CRH America Finance Incorporated 144A	3.40	5-9-2027	200,000	185,371

Containers & Packaging : 1.63%
Ball Corporation	4.88	3-15-2026	825,000	839,438
Ball Corporation	5.25	7-1-2025	350,000	367,500
Graphic Packaging International Company	4.13	8-15-2024	1,500,000	1,455,000

7

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Containers & Packaging (continued)
International Paper Company «	3.00%	2-15-2027	$1,600,000	$1,495,047
Packaging Corporation of America	4.50	11-1-2023	1,500,000	1,556,865
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	208,500
Sealed Air Corporation 144A	6.88	7-15-2033	515,000	538,175
Silgan Holdings Incorporated	4.75	3-15-2025	1,700,000	1,666,000
Westrock Company	3.00	9-15-2024	1,680,000	1,592,059

				9,718,584

Metals & Mining : 0.08%
Freeport-McMoRan Copper & Gold Incorporated	4.55	11-14-2024	475,000	470,250

Real Estate : 3.50%

Equity REITs : 3.50%
Alexandria Real Estate Equities Incorporated	3.95	1-15-2027	240,000	236,317
Alexandria Real Estate Equities Incorporated	4.30	1-15-2026	1,500,000	1,512,974
AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	188,139
Boston Properties LP	2.75	10-1-2026	1,500,000	1,387,867
Boston Properties LP	3.20	1-15-2025	250,000	243,155
Boston Properties LP	3.85	2-1-2023	410,000	416,953
Boston Properties LP	4.50	12-1-2028	310,000	321,425
Digital Realty Trust LP	4.45	7-15-2028	510,000	516,786
Duke Realty LP	3.25	6-30-2026	1,500,000	1,442,756
Duke Realty LP	3.88	10-15-2022	150,000	152,733
Duke Realty LP	4.00	9-15-2028	230,000	231,097
Federal Realty Investment Trust	2.75	6-1-2023	1,895,000	1,841,298
Host Hotels & Resorts Incorporated	3.88	4-1-2024	265,000	260,222
Kimco Realty Corporation	3.30	2-1-2025	1,500,000	1,458,379
Liberty Property LP	3.75	4-1-2025	1,600,000	1,591,684
Mid America Apartment Communities	4.20	6-15-2028	160,000	161,914
National Retail Proporties Incorporated	4.30	10-15-2028	370,000	376,267
Realty Income Corporation	4.65	8-1-2023	1,870,000	1,965,344
Simon Property Group LP	3.38	10-1-2024	1,800,000	1,805,759
UDR Incorporated	3.75	7-1-2024	915,000	918,209
UDR Incorporated	4.63	1-10-2022	260,000	268,087
Ventas Realty LP	3.50	2-1-2025	150,000	147,837
Ventas Realty LP	3.85	4-1-2027	1,500,000	1,469,313
Vornado Realty Trust	3.50	1-15-2025	1,500,000	1,449,389
Welltower Incorporated	3.95	9-1-2023	470,000	478,449

				20,842,353

Utilities : 2.72%

Electric Utilities : 2.18%
Alliant Energy Finance LLC 144A	3.75	6-15-2023	1,510,000	1,521,613
Duke Energy Carolinas LLC	6.05	4-15-2038	830,000	1,027,196
Duke Energy Progress LLC	3.70	9-1-2028	940,000	954,369
Entergy Arkansas Incorporated	3.05	6-1-2023	1,196,000	1,181,923
Entergy Arkansas Incorporated	4.00	6-1-2028	80,000	81,353
Florida Power & Light Company	4.95	6-1-2035	1,000,000	1,114,008
Interstate Power & Light Company	4.10	9-26-2028	1,070,000	1,089,869
ITC Holdings Corporation	3.65	6-15-2024	120,000	119,406
MidAmerican Energy Holdings Company	5.80	10-15-2036	900,000	1,074,888
Monongahela Power Company 144A	4.10	4-15-2024	1,660,000	1,714,429
Northern States Power Company of Minnesota	5.35	11-1-2039	1,580,000	1,845,194
PacifiCorp	3.35	7-1-2025	130,000	128,840
Public Service Electric & Gas Company	5.70	12-1-2036	590,000	685,267
Southern California Edison Company	6.00	1-15-2034	188,000	207,323
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	200,588

				12,946,266

Gas Utilities : 0.42%
AmeriGas Partners LP	5.50	5-20-2025	450,000	445,500
AmeriGas Partners LP	5.88	8-20-2026	500,000	501,100
Boardwalk Pipelines Company	5.95	6-1-2026	1,500,000	1,553,922

				2,500,522

8

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Multi-Utilities : 0.12%
Black Hills Corporation	4.35%	5-1-2033	$710,000	$706,212

Total Corporate Bonds and Notes (Cost $240,755,494)				242,988,186

Municipal Obligations : 6.66%

California : 0.08%

GO Revenue : 0.05%
Alameda County CA Series A	3.70	8-1-2031	275,000	278,292
Tax Revenue : 0.03%
San Jose CA RDA Senior Taxable Refunding Bonds Series A-T	3.38	8-1-2034	220,000	210,404
				488,696
Delaware : 0.23%

Miscellaneous Revenue : 0.23%
State of Delaware Bonds Series 2010C	4.45	7-1-2028	1,250,000	1,345,538
Georgia : 0.10%

GO Revenue : 0.10%
Cherokee County GA School System Build America Bonds	5.87	8-1-2028	500,000	575,345
Hawaii : 0.19%

GO Revenue : 0.19%
Honolulu HI Series F	3.75	9-1-2030	1,110,000	1,126,961
Idaho : 0.03%

Miscellaneous Revenue : 0.03%
Idaho Building Authority State Office Campus Project Series B	3.28	9-1-2028	170,000	165,293
Illinois : 0.02%

GO Revenue : 0.02%
Lake County IL Community Consolidated School District Series A	3.40	11-1-2027	150,000	149,193
Indiana : 0.08%

Miscellaneous Revenue : 0.08%
Indiana Finance Authority Taxable Facilities Series A	2.37	7-1-2024	225,000	217,577
Indianapolis IN Local Public Improvement Bonds Series A-2	6.00	1-15-2040	235,000	291,778

				509,355
Massachusetts : 0.51%

GO Revenue : 0.25%
Boston MA Series C Qualified School Construction Bonds	4.40	4-1-2026	400,000	412,696
Massachusetts Build America Bonds Series D	4.50	8-1-2031	1,000,000	1,088,620

				1,501,316

9

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.26%
Massachusetts Build America Bonds Series E	5.46%	12-1-2039	$1,275,000	$1,533,838
				3,035,154
Mississippi : 0.07%

Education Revenue : 0.07%
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.68%) ±	3.17	10-25-2035	404,848	405,269
Missouri : 0.53%

Education Revenue : 0.53%
Missouri HEFA Washington University Series A	3.65	8-15-2057	1,000,000	931,990
Missouri Higher Education Loan Authority Notes Class A-1 (1 Month LIBOR +0.83%) ±	3.32	1-26-2026	2,002,857	2,002,576
Missouri Higher Education Loan Authority Notes Class A-1 (3 Month LIBOR +0.85%) ±	3.50	8-27-2029	203,021	203,009

				3,137,575
New Jersey : 0.16%

Miscellaneous Revenue : 0.16%
Hudson County NJ Improvement Authority Hudson County Lease Project (AGM Insured)	7.40	12-1-2025	855,000	956,728
New York : 0.41%

Miscellaneous Revenue : 0.05%
New York State Taxable Bonds Series 2010C	5.62	3-1-2040	250,000	308,460
Tax Revenue : 0.36%
New York City Transitional Finance Authority Series A2	2.00	5-1-2024	250,000	235,903
New York City Transitional Finance Authority Series A2	3.43	8-1-2026	1,750,000	1,765,120
New York Urban Development Corporation Series B	2.86	3-15-2024	105,000	104,325

				2,105,348
				2,413,808
North Carolina : 0.75%

Education Revenue : 0.75%
North Carolina Education Assistance Authority Student Loan (3 Month LIBOR +0.90%) ±	3.67	7-25-2041	1,881,079	1,901,376
North Carolina Education Assistance Authority Student Loan Series A-3 (3 Month LIBOR +0.90%) ±	3.67	10-25-2041	567,941	568,855
University of North Carolina Chapel Hill	3.85	12-1-2034	375,000	387,090
University of North Carolina Chapel Hill Refunding Bonds Series C	3.33	12-1-2036	1,710,000	1,628,809

				4,486,130
Oregon : 0.41%

Education Revenue : 0.31%
Oregon State Taxable Higher Education Series A	5.90	8-1-2038	1,500,000	1,831,860
GO Revenue : 0.10%
Oregon Board of Higher Education Build America Bonds Series C	5.38	8-1-2039	500,000	603,355
				2,435,215

10

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania : 0.22%

Education Revenue : 0.22%
Pennsylvania Higher Education Authority Class A (1 Month LIBOR +1.15%) 144A±	3.64%	9-25-2065	$1,290,244	$1,310,278

Rhode Island : 0.55%

Education Revenue : 0.55%
Rhode Island Student Loan Authority Class A-1 (1 Month LIBOR +0.90%) ±	3.41	7-1-2031	3,299,797	3,305,341

Texas : 1.03%

Education Revenue : 0.17%
University of Texas Build America Bonds Series A	5.26	7-1-2039	550,000	662,981
University of Texas Build America Bonds Series C	4.79	8-15-2046	120,000	134,441
University of Texas Build America Bonds Series D	5.13	8-15-2042	215,000	250,361

				1,047,783

GO Revenue : 0.24%
Hidalgo County TX Refunding Bonds Series 2018C	4.04	8-15-2030	1,270,000	1,313,701
Houston TX Pension Obligation Bonds Series 2017	3.73	3-1-2030	110,000	110,387

				1,424,088

Miscellaneous Revenue : 0.46%
Texas	3.45	10-1-2028	285,000	286,707
Texas Transportation Commission Highway Improvement Taxable Series A	4.63	4-1-2033	2,215,000	2,429,323

				2,716,030

Tax Revenue : 0.05%
Texas Transportation Commission Series B	5.18	4-1-2030	250,000	285,528

Water & Sewer Revenue : 0.11%
Houston TX Combined Utility System Series E	3.97	11-15-2031	655,000	672,554

				6,145,983

Utah : 0.58%

Education Revenue : 0.58%
State Board of Regents of Utah Series 1-A (1 Month LIBOR +0.75%) ±	3.24	9-25-2056	3,436,407	3,439,775

Vermont : 0.01%

Housing Revenue : 0.01%
Vermont Housing Finance Agency	3.80	11-1-2037	30,000	29,771

Virginia : 0.11%

Education Revenue : 0.08%
University of Virginia Build America Bonds	6.20	9-1-2039	315,000	416,714
University of Virginia Revenue Bond Series C	4.18	9-1-2117	70,000	67,597

				484,311

Housing Revenue : 0.03%
Virginia Housing Development Authority	3.10	6-25-2041	163,166	159,480

				643,791

11

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Washington : 0.51%

GO Revenue : 0.48%
King County WA Economic Development Taxable Bond Series C	5.03%	12-1-2023	$230,000	$251,259
King County WA School District #210 (AGM Insured)	4.90	12-1-2022	400,000	406,904
Washington Build America Bonds Series D	5.48	8-1-2039	1,000,000	1,201,120
Washington Series T	3.45	8-1-2029	1,000,000	998,850

				2,858,133

Tax Revenue : 0.03%
Washington Build America Bonds	5.09	8-1-2033	175,000	198,098

				3,056,231

West Virginia : 0.08%

Tax Revenue : 0.08%
Ohio County WV Special District Excise Tax Series A	8.25	3-1-2035	425,000	464,640

Total Municipal Obligations (Cost $39,083,943)				39,626,070

Non-Agency Mortgage-Backed Securities : 8.97%
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	631,121	639,396
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A4	3.15	8-15-2045	550,000	550,633
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	607,731	600,953
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	630,000	639,215
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	524,694	531,644
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±±	4.19	11-10-2046	600,000	627,686
Commercial Mortgage Pass-Through Certificate Series 2013-CR7 Class A4	3.21	3-10-2046	593,569	595,076
Commercial Mortgage Pass-Through Certificate Series 2014-CR17 Class A5	3.98	5-10-2047	7,660,000	7,933,133
Commercial Mortgage Pass-Through Certificate Series 2014-CR21 Class A3	3.53	12-10-2047	2,900,000	2,938,623
Commercial Mortgage Pass-Through Certificate Series 2014-UBS5 Class A4	3.84	9-10-2047	620,000	637,759
ECMC Group Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +1.35%) 144A±	3.84	7-26-2066	352,262	354,970
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	418,169	429,666
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	551,489
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	473,758	476,517
GS Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	642,911
GS Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	366,909
GS Mortgage Securities Trust Series 2014-GC20 Class A5	4.00	4-10-2047	4,693,000	4,851,434
GS Mortgage Securities Trust Series 2014-GC26 Class A5	3.63	11-10-2047	2,565,000	2,615,111
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A5	3.80	7-15-2047	4,065,000	4,187,584
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	343,764	347,688
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4 ±±	3.99	1-15-2046	5,000,000	5,155,223
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C19 Class A4	4.00	4-15-2047	450,000	467,505
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-GC26 Class A4	3.49	1-15-2048	1,338,000	1,353,626
Morgan Stanley Bank of America Merril Lynch Trust Series 2014-C19 Class A4	3.53	12-15-2047	1,790,000	1,807,309
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	550,000	559,344
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	513,883
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	530,000	542,680

12

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Towd Point Mortgage Trust Series 2016-2 Class A1A 144A±±	2.75%	8-25-2055	$232,167	$228,053
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±±	2.25	4-25-2056	306,998	300,540
Towd Point Mortgage Trust Series 2018-3 Class A1 144A±±	3.75	5-25-2058	2,655,591	2,664,648
WFRBS Commercial Mortgage Trust Series 2013-C17 Class A4	4.02	12-15-2046	4,370,000	4,534,602
WFRBS Commercial Mortgage Trust Series 2014-C20 Class A5	4.00	5-15-2047	4,531,047	4,692,109

Total Non-Agency Mortgage-Backed Securities (Cost $52,974,450)				53,337,919

U.S. Treasury Securities : 4.69%
U.S. Treasury Bond	3.00	8-15-2048	4,950,000	4,864,729
U.S. Treasury Bond	3.38	11-15-2048	8,180,000	8,647,794
U.S. Treasury Bond	4.50	5-15-2038	5,600,000	6,930,000
U.S. Treasury Note	2.50	12-31-2020	6,000,000	5,994,609
U.S. Treasury Note	3.00	2-15-2049	1,500,000	1,475,039

Total U.S. Treasury Securities (Cost $27,970,622)				27,912,171

Yankee Corporate Bonds and Notes : 6.80%

Communication Services : 0.36%

Wireless Telecommunication Services : 0.36%
Rogers Communications Incorporated	3.63	12-15-2025	250,000	249,414
Rogers Communications Incorporated	4.10	10-1-2023	370,000	383,017
Vodafone Group plc	4.13	5-30-2025	1,500,000	1,504,351

				2,136,782

Consumer Staples : 0.14%

Household Products : 0.14%
Reckitt Benckiser Treasury Services plc 144A	2.75	6-26-2024	855,000	827,390

Energy : 0.62%

Oil, Gas & Consumable Fuels : 0.62%
BP Capital Markets plc	3.28	9-19-2027	155,000	152,081
Cenovus Energy Incorporated	4.25	4-15-2027	1,500,000	1,428,462
Petroleos Mexicanos	2.29	2-15-2024	137,500	135,342
Petroleos Mexicanos	2.83	2-15-2024	287,500	287,023
Petroleos Mexicanos	6.38	1-23-2045	1,600,000	1,343,600
Schlumberger Investment SA 144A	2.40	8-1-2022	357,000	349,049

				3,695,557

Financials : 3.45%

Banks : 2.34%
Bank of Montreal	3.30	2-5-2024	890,000	886,419
Bank of Nova Scotia	3.40	2-11-2024	970,000	970,076
Bank of Nova Scotia	4.50	12-16-2025	80,000	82,009
BNP Paribas SA 144A	4.40	8-14-2028	1,430,000	1,437,616
Cooperatieve Rabobank U.A.	2.75	1-10-2023	1,500,000	1,474,121
Cooperatieve Rabobank U.A. 144A	3.88	9-26-2023	300,000	304,528
Credit Suisse New York	3.63	9-9-2024	250,000	249,869
HSBC Holdings plc (3 Month LIBOR +1.06%) ±	3.26	3-13-2023	220,000	218,282
HSBC Holdings plc	3.60	5-25-2023	250,000	251,125
HSBC Holdings plc (3 Month LIBOR +1.35%) ±	4.29	9-12-2026	950,000	961,870
HSBC Holdings plc (3 Month LIBOR +1.53%) ±	4.58	6-19-2029	1,500,000	1,537,058
Mitsubishi UFJ Financial Group Incorporated	2.67	7-25-2022	80,000	78,344
Mitsubishi UFJ Financial Group Incorporated	3.46	3-2-2023	1,500,000	1,502,259
Mitsubishi UFJ Financial Group Incorporated	3.76	7-26-2023	350,000	355,090
Royal Bank of Canada	3.70	10-5-2023	2,620,000	2,665,340
Royal Bank of Canada	4.65	1-27-2026	120,000	125,471
Sumitomo Mitsui Financial Group	3.94	10-16-2023	780,000	799,411

				13,898,888

13

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets : 0.32%
Credit Suisse Group AG (3 Month LIBOR +1.41%) 144A±	3.87%	1-12-2029	$1,500,000	$1,443,009
Credit Suisse Group AG (3 Month LIBOR +1.24%) 144A±	4.21	6-12-2024	450,000	452,259

				1,895,268

Consumer Finance : 0.25%
UBS Group Funding Switzerland 144A	4.25	3-23-2028	1,500,000	1,523,217

Diversified Financial Services : 0.54%
Air Liquide Finance Company 144A	2.25	9-27-2023	1,500,000	1,433,556
Siemens Financieringsmaatschappij NV 144A	3.13	3-16-2024	1,810,000	1,797,127

				3,230,683

Health Care : 0.40%

Pharmaceuticals : 0.40%
Actavis Funding SCS	4.55	3-15-2035	1,200,000	1,119,511
Teva Pharmaceutical Finance BV	2.20	7-21-2021	150,000	142,520
Teva Pharmaceutical Finance BV	2.80	7-21-2023	900,000	814,333
Teva Pharmaceutical Finance BV	3.15	10-1-2026	350,000	291,143

				2,367,507

Industrials : 0.44%

Aerospace & Defense : 0.22%
Embraer Netherlands Finance BV	5.05	6-15-2025	1,200,000	1,273,212

Electrical Equipment : 0.05%
Sensata Technologies BV 144A	5.63	11-1-2024	265,000	278,250

Machinery : 0.10%
CNH Industrial NV	4.50	8-15-2023	600,000	611,640

Road & Rail : 0.07%
Canadian Pacific Railway Company	2.90	2-1-2025	450,000	435,275

Information Technology : 0.60%

Semiconductors & Semiconductor Equipment : 0.22%
NXP Funding LLC 144A	4.88	3-1-2024	1,265,000	1,301,483

Software : 0.09%
Experian Finance plc 144A	4.25	2-1-2029	510,000	512,197

Technology Hardware, Storage & Peripherals : 0.29%
Seagate HDD	4.75	6-1-2023	1,725,000	1,730,238

Materials : 0.79%

Metals & Mining : 0.79%
Anglo American Capital plc 144A	4.75	4-10-2027	1,500,000	1,489,077
ArcelorMittal SA «	6.13	6-1-2025	1,500,000	1,639,455
Vale Overseas Limited «	6.25	8-10-2026	1,500,000	1,591,865

				4,720,397

Total Yankee Corporate Bonds and Notes (Cost $40,156,547)				40,437,984

14

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2019 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 3.38%

Investment Companies : 3.38%
Securities Lending Cash Investments LLC (l)(r)(u)		2.56%	6,221,227	$6,221,849
Wells Fargo Government Money Market Fund Select Class (l)(u) ##		2.34	13,890,734	13,890,734

Total Short-Term Investments (Cost $20,112,583)				20,112,583

Total investments in securities (Cost $591,322,611)	100.26%			596,476,339

Other assets and liabilities, net	(0.26)			(1,566,861)

Total net assets	100.00%			$594,909,478

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
%%	The security is issued on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGM	Assured Guaranty Municipal
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
LIBOR	London Interbank Offered Rate
RDA	Redevelopment Authority
REIT	Real estate investment trust

15

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	418,594	65,004,146	59,201,513	6,221,227	$6,221,849
Wells Fargo Government Money Market Fund Select Class	417,223	919,844,810	906,371,299	13,890,734	13,890,734

					$20,112,583	3.38%

Wells Fargo Managed Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$161,819,761	$0	$161,819,761
Asset-backed securities	0	10,241,665	0	10,241,665
Corporate bonds and notes	0	242,988,186	0	242,988,186
Municipal obligations	0	39,626,070	0	39,626,070
Non-agency mortgage-back securities	0	53,337,919	0	53,337,919
U.S. Treasury securities	27,912,171	0	0	27,912,171
Yankee corporate bonds and notes	0	40,437,984	0	40,437,984
Short-term investments
Investment companies	13,890,734	6,221,849	0	20,112,583

Total assets	$41,802,905	$554,673,434	$0	$596,476,339

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At February 28, 2019, the Portfolio did not have any transfers into/out of Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: April 26, 2019

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: April 26, 2019

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer
Date: April 26, 2019